Schedule of Investments (unaudited)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.6%
Abacus Group	958,924	$699,990
Abacus Storage King	958,919	906,774
AGL Energy Ltd.	760,832	5,185,075
ALS Ltd.	680,604	7,467,902
Amotiv Ltd.(a)	298,138	1,478,358
AMP Ltd.	3,288,636	2,716,269
Ampol Ltd.	303,245	4,604,536
Ansell Ltd.	194,484	3,772,902
ANZ Group Holdings Ltd.	3,848,070	73,583,780
APA Group	1,628,620	8,569,755
ARB Corp. Ltd.	135,310	2,726,771
Aristocrat Leisure Ltd.	757,479	32,351,207
ASX Ltd.	249,887	11,315,363
Atlas Arteria Ltd.	1,498,011	4,961,946
AUB Group Ltd.	173,476	3,542,285
Aurizon Holdings Ltd.	2,143,474	4,196,308
Austal Ltd.(b)	617,247	2,091,252
Bank of Queensland Ltd.	714,155	3,411,422
Bapcor Ltd.	553,757	1,799,228
Beach Energy Ltd.	2,508,767	1,888,420
Bega Cheese Ltd.	686,854	2,484,613
Bellevue Gold Ltd.(b)	2,432,589	1,416,177
Bendigo & Adelaide Bank Ltd.	706,507	5,054,230
BHP Group Ltd.	6,566,741	156,509,418
BlueScope Steel Ltd.	580,656	8,893,594
Boss Energy Ltd. (a)(b)	776,442	1,587,579
Brambles Ltd.	1,854,574	24,372,175
Breville Group Ltd.	222,828	4,085,623
Brickworks Ltd.	165,885	2,672,135
BWP Trust	1,229,118	2,818,153
CAR Group Ltd.	516,602	11,026,508
Centuria Capital Group	1,301,861	1,311,761
Challenger Ltd.	737,025	3,339,581
Champion Iron Ltd.	548,976	1,604,804
Charter Hall Group	696,462	7,530,105
Charter Hall Long Wale REIT	1,286,568	3,160,717
Charter Hall Retail REIT	1,058,033	2,527,237
Cleanaway Waste Management Ltd.	2,746,820	4,571,275
Cochlear Ltd.	87,788	15,374,364
Codan Ltd./Australia	270,550	2,725,069
Coles Group Ltd.	1,710,736	23,231,462
Collins Foods Ltd.	164,945	868,368
Commonwealth Bank of Australia	2,187,129	233,124,092
Computershare Ltd.	691,254	18,063,437
Coronado Global Resources Inc.(c)	1,174,723	146,511
Corporate Travel Management Ltd.	212,964	1,739,087
Credit Corp. Group Ltd.	119,195	1,031,390
Cromwell Property Group	2,317,956	556,223
CSL Ltd.	622,890	99,981,902
Deep Yellow Ltd.(a)(b)	1,497,119	1,088,880
Deterra Royalties Ltd.	1,082,703	2,524,369
Dexus	1,412,974	6,801,524
Domain Holdings Australia Ltd.	359,894	989,553
Domino's Pizza Enterprises Ltd.	105,566	1,706,079
Downer EDI Ltd.	792,163	2,892,718
Dyno Nobel Ltd.	2,462,716	3,574,882
Eagers Automotive Ltd.	274,324	3,237,603
Elders Ltd.	301,169	1,219,900
Emerald Resources NL(b)	1,053,695	2,705,618
Endeavour Group Ltd./Australia	1,872,662	4,790,098
Security	Shares	Value
Australia (continued)
Evolution Mining Ltd.	2,797,036	$14,027,194
Flight Centre Travel Group Ltd.	264,916	2,173,693
Fortescue Ltd.	2,212,747	22,852,558
G8 Education Ltd.	1,420,194	1,141,871
Genesis Minerals Ltd.(b)	2,036,644	5,029,375
Gold Road Resources Ltd.	2,055,473	3,987,907
Goodman Group	2,670,914	51,131,538
GPT Group (The)	2,496,018	7,399,078
GrainCorp Ltd., Class A	337,854	1,438,429
Growthpoint Properties Australia Ltd.	461,802	685,064
Harvey Norman Holdings Ltd.	1,102,598	3,686,371
Healius Ltd.(a)(b)	964,756	898,215
HUB24 Ltd.	130,317	6,020,488
IDP Education Ltd.	316,265	1,793,650
IGO Ltd.	913,704	2,289,372
Iluka Resources Ltd.	590,320	1,563,993
Inghams Group Ltd.	419,762	921,530
Insignia Financial Ltd.(b)	1,062,757	2,560,869
Insurance Australia Group Ltd.	3,052,428	16,032,783
IPH Ltd.	567,583	1,657,827
IRESS Ltd.	300,643	1,530,988
James Hardie Industries PLC(b)	583,214	13,689,311
JB Hi-Fi Ltd.	150,598	9,979,788
Johns Lyng Group Ltd.	320,127	455,273
Jumbo Interactive Ltd.	108,772	710,993
Lendlease Corp. Ltd.	796,243	2,682,954
Liontown Resources Ltd.(a)(b)	3,501,407	1,176,262
Lottery Corp. Ltd. (The)	2,843,715	9,476,757
Lovisa Holdings Ltd.	116,703	1,863,108
Lynas Rare Earths Ltd.(b)	1,274,362	6,966,622
Macquarie Group Ltd.	465,774	57,558,034
Magellan Financial Group Ltd.	302,439	1,482,722
McMillan Shakespeare Ltd.	145,566	1,426,180
Medibank Pvt Ltd.	3,582,066	10,655,660
Megaport Ltd.(b)	261,897	1,926,666
Metcash Ltd.	1,182,890	2,436,482
Mineral Resources Ltd.(a)(b)	267,198	3,513,916
Mirvac Group	5,203,331	7,589,848
Monadelphous Group Ltd.	124,071	1,282,986
Nanosonics Ltd.(b)	409,020	1,255,933
National Australia Bank Ltd.	4,000,326	92,370,343
National Storage REIT	2,251,753	3,311,010
Netwealth Group Ltd.	211,530	3,800,568
Neuren Pharmaceuticals Ltd., NVS(a)(b)	189,680	1,414,393
New Hope Corp. Ltd.	834,561	1,957,756
NEXTDC Ltd.(b)	899,394	6,828,499
nib holdings Ltd.	675,847	2,948,481
Nickel Industries Ltd.	3,401,805	1,228,463
Nine Entertainment Co. Holdings Ltd.	2,198,121	2,014,490
Northern Star Resources Ltd.	1,996,527	24,524,689
NRW Holdings Ltd.	731,517	1,267,924
Nufarm Ltd./Australia	527,967	1,303,482
Orica Ltd.	561,623	5,829,560
Origin Energy Ltd.	2,275,409	15,509,200
Orora Ltd.	1,801,562	2,087,329
Paladin Energy Ltd.(b)	633,664	2,377,642
Perpetual Ltd.	153,693	1,632,728
Perseus Mining Ltd.	2,466,815	5,286,902
PEXA Group Ltd.(b)	211,106	1,626,570
Pilbara Minerals Ltd.(b)	3,910,369	3,767,396
Pinnacle Investment Management Group Ltd.	388,842	4,484,368
PolyNovo Ltd.(b)	1,554,452	1,201,966

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Premier Investments Ltd.	163,658	$2,179,963
Pro Medicus Ltd.(a)	85,749	12,573,403
Qantas Airways Ltd.	1,072,179	6,062,014
QBE Insurance Group Ltd.	1,934,267	26,731,418
Qube Holdings Ltd.	2,020,040	5,114,151
Ramelius Resources Ltd.	2,276,903	3,831,585
Ramsay Health Care Ltd.	233,251	4,966,067
REA Group Ltd.	75,434	11,984,934
Reece Ltd.	292,914	2,953,828
Region RE Ltd.	1,814,058	2,688,830
Regis Resources Ltd.(b)	1,663,609	4,809,640
Reliance Worldwide Corp. Ltd.	1,355,204	3,643,163
Rio Tinto Ltd.	494,278	36,980,509
Sandfire Resources Ltd.(b)	682,354	4,345,836
Santos Ltd.	4,175,990	16,054,021
Scentre Group	6,965,391	16,137,026
SEEK Ltd.	476,894	6,492,431
SGH Ltd.	257,537	8,422,661
Sigma Healthcare Ltd.	2,114,280	4,079,866
Sims Ltd.	281,348	2,626,101
SmartGroup Corp. Ltd.	237,345	1,190,244
Sonic Healthcare Ltd.	585,901	9,782,766
South32 Ltd.	5,989,118	10,321,018
Steadfast Group Ltd.	1,445,757	5,432,957
Stockland	3,188,357	11,204,638
Suncorp Group Ltd.	1,361,810	17,709,093
Super Retail Group Ltd.	280,524	2,405,865
Tabcorp Holdings Ltd.	2,885,078	1,028,301
Technology One Ltd.	457,544	8,831,592
Telix Pharmaceuticals Ltd.(a)(b)	395,032	6,867,174
Telstra Group Ltd.	5,094,374	14,702,853
Transurban Group	4,155,133	37,443,453
Treasury Wine Estates Ltd.	1,064,803	6,086,400
Vault Minerals Ltd.(b)	10,405,743	2,863,343
Ventia Services Group Pty. Ltd.	1,095,511	2,966,080
Vicinity Ltd.	4,702,560	7,111,928
Viva Energy Group Ltd.(c)	1,584,487	1,742,183
Washington H Soul Pattinson & Co. Ltd.	354,388	8,435,347
Waypoint REIT Ltd.	1,527,491	2,501,543
WEB Travel Group Ltd.(b)	744,597	2,047,534
Wesfarmers Ltd.	1,471,925	73,737,920
Westpac Banking Corp.	4,494,917	94,326,554
Whitehaven Coal Ltd.	1,101,398	3,523,081
WiseTech Global Ltd.	244,526	13,904,465
Woodside Energy Group Ltd.	2,462,232	32,095,520
Woolworths Group Ltd.	1,561,915	31,523,558
Worley Ltd.	548,883	4,372,995
Xero Ltd.(b)	201,015	21,169,507
Yancoal Australia Ltd., NVS	606,330	1,933,383
Zip Co. Ltd.(b)	2,388,230	2,675,453
		1,944,948,599
Austria — 0.2%
ANDRITZ AG	79,053	5,680,726
BAWAG Group AG(c)	100,522	11,018,015
CA Immobilien Anlagen AG	80,326	2,174,649
DO & CO AG(b)	16,525	2,639,662
Erste Group Bank AG	439,203	29,743,534
EVN AG	64,384	1,684,879
Immofinanz AG(b)	91,426	1,808,649
Lenzing AG(b)	32,951	1,036,294
Oesterreichische Post AG	61,950	2,088,624
OMV AG	158,471	8,193,523
Security	Shares	Value
Austria (continued)
Raiffeisen Bank International AG	157,751	$4,213,732
UNIQA Insurance Group AG	259,633	3,008,542
Verbund AG	88,546	6,804,846
Vienna Insurance Group AG Wiener Versicherung Gruppe	56,998	2,710,963
voestalpine AG	123,045	3,242,488
Wienerberger AG	131,120	4,603,871
		90,652,997
Belgium — 0.7%
Ackermans & van Haaren NV	19,917	4,871,446
Aedifica SA	56,419	4,522,896
Ageas SA	190,424	11,942,676
Anheuser-Busch InBev SA	1,173,254	77,327,943
Argenx SE(b)	80,689	52,161,343
Azelis Group NV	207,778	3,219,528
Barco NV	149,857	2,050,467
Bekaert SA	76,299	2,944,106
Cofinimmo SA	33,480	2,677,035
Colruyt Group NV	64,359	3,094,874
Deme Group NV	18,025	2,701,882
D'ieteren Group	31,934	6,377,247
Elia Group SA, Class B	56,511	6,126,896
Fagron	99,657	2,323,110
Galapagos NV(a)(b)	60,822	1,656,199
Groupe Bruxelles Lambert NV	87,628	7,228,794
KBC Ancora	84,223	5,518,284
KBC Group NV	304,880	28,112,606
Kinepolis Group NV	30,485	1,050,808
Lotus Bakeries NV	497	4,778,691
Melexis NV	36,090	2,165,706
Montea NV	38,896	2,824,018
Ontex Group NV(b)	92,832	762,079
Proximus SADP	236,294	1,814,886
Sofina SA	19,505	5,449,545
Solvay SA	86,272	3,264,751
Syensqo SA	93,057	6,656,627
Tessenderlo Group SA(a)	52,509	1,554,171
UCB SA	167,886	30,780,071
Umicore SA	222,204	2,019,843
Vastned NV	33,033	1,085,809
VGP NV	31,116	2,879,047
Warehouses De Pauw CVA	231,867	5,922,368
Xior Student Housing NV	80,860	2,622,524
		300,488,276
Brazil — 1.0%
Allos SA, NVS	842,526	3,156,234
Ambev SA	5,748,926	14,759,408
Atacadao SA	830,523	1,251,239
Auren Energia SA	810,536	1,275,400
Azzas 2154 SA	315,950	1,772,614
B3 SA - Brasil Bolsa Balcao	7,012,092	16,667,951
Banco Bradesco SA	1,718,871	3,704,183
Banco BTG Pactual SA	1,616,442	10,854,798
Banco do Brasil SA	1,962,792	10,005,651
BB Seguridade Participacoes SA	786,085	5,924,223
Brava Energia	451,284	1,380,455
BRF SA	794,490	3,177,876
Caixa Seguridade Participacoes S/A	786,049	2,265,977
CCR SA	1,853,659	4,393,137
Centrais Eletricas Brasileiras SA	1,478,816	11,452,378

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	561,871	$11,275,735
Cia de Saneamento de Minas Gerais Copasa MG	250,749	947,298
Cia De Sanena Do Parana	446,500	2,417,724
Cia. Siderurgica Nacional SA	856,968	1,404,333
Cosan SA	1,535,139	2,101,800
CPFL Energia SA	295,664	1,989,623
Cyrela Brazil Realty SA Empreendimentos e Participacoes	514,470	2,247,291
Dexco SA	616,883	601,105
EcoRodovias Infraestrutura e Logistica SA	484,504	564,315
Embraer SA(b)	916,476	10,483,885
Energisa SA	477,040	3,861,610
Engie Brasil Energia SA	284,002	2,080,291
Equatorial Energia SA	1,525,743	9,896,232
Fleury SA	473,820	1,084,539
GPS Participacoes e Empreendimentos SA(c)	701,374	1,866,162
Grendene SA	430,110	421,383
Hapvida Participacoes e Investimentos SA(b)(c)	6,762,058	2,764,328
Hypera SA	550,132	2,338,120
Iguatemi SA	676,337	2,447,858
IRB-Brasil Resseguros SA(b)	138,707	1,169,019
Itausa SA, NVS(b)	97,839	184,122
JBS SA	969,923	7,533,582
Klabin SA	1,031,523	3,368,038
Localiza Rent a Car SA	1,170,637	8,861,539
Lojas Renner SA	1,409,010	3,627,329
M Dias Branco SA	224,094	1,001,782
Magazine Luiza SA	446,334	732,991
Marfrig Global Foods SA	754,727	2,856,583
Minerva SA(b)	798,643	831,693
MRV Engenharia e Participacoes SA(b)	505,866	527,691
Multiplan Empreendimentos Imobiliarios SA	489,344	2,219,450
Natura & Co. Holding SA	1,221,984	2,047,711
NU Holdings Ltd./Cayman Islands, Class A(b)	4,145,076	51,523,295
Odontoprev SA	406,978	765,887
Pagseguro Digital Ltd., Class A(b)	288,748	2,896,142
Petroleo Brasileiro SA	4,894,900	27,643,594
PRIO SA(b)	1,021,448	6,067,331
Raia Drogasil SA	1,513,686	5,291,760
Rede D'Or Sao Luiz SA(c)	983,691	5,550,124
Rumo SA	1,651,239	5,644,615
Santos Brasil Participacoes SA	1,217,079	2,903,756
Sao Martinho SA	323,565	1,112,350
Sendas Distribuidora SA	1,923,852	3,115,371
SLC Agricola SA	491,084	1,712,475
Smartfit Escola de Ginastica e Danca SA	441,324	1,901,337
StoneCo Ltd., Class A(a)(b)	357,345	5,024,271
Suzano SA	953,161	8,411,109
Telefonica Brasil SA	1,013,371	4,962,261
TIM SA/Brazil	1,533,573	5,120,782
TOTVS SA	638,696	4,233,852
Transmissora Alianca de Energia Eletrica SA	465,537	2,946,546
Ultrapar Participacoes SA	1,317,663	4,139,790
Vale SA	4,715,393	43,920,544
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	639,823	554,687
Vibra Energia SA	1,365,918	4,524,860
WEG SA	2,191,960	17,241,675
XP Inc., Class A	498,306	8,022,727
		413,027,827
Security	Shares	Value
Canada — 7.8%
Advantage Energy Ltd.(b)	266,498	$1,892,511
Aecon Group Inc.	127,863	1,496,960
Ag Growth International Inc.(a)	36,698	884,308
Agnico Eagle Mines Ltd.	669,823	78,725,824
Air Canada(a)(b)	230,829	2,339,098
Alamos Gold Inc., Class A	613,982	17,551,886
Algonquin Power & Utilities Corp.	869,389	4,685,594
Alimentation Couche-Tard Inc.	1,001,167	52,258,797
Allied Properties REIT	192,308	2,139,855
AltaGas Ltd.	365,913	10,829,284
Altus Group Ltd.	71,778	2,673,061
ARC Resources Ltd.	806,052	14,915,412
Aritzia Inc.(b)	107,863	3,793,905
Atco Ltd., Class I, NVS	88,353	3,321,729
Athabasca Oil Corp.(b)	975,126	3,211,281
AtkinsRealis Group Inc.	228,166	11,299,066
ATS Corp.(b)	114,026	2,873,396
Aya Gold & Silver Inc.(a)(b)	237,131	1,630,641
B2Gold Corp.	1,465,706	4,582,325
Badger Infrastructure Solutions Ltd.	76,565	2,181,542
Ballard Power Systems Inc.(a)(b)	319,945	389,894
Bank of Montreal	956,858	91,680,961
Bank of Nova Scotia (The)	1,617,147	80,916,002
Barrick Gold Corp.	2,261,788	43,132,458
Bausch Health Companies Inc.(b)	371,262	1,973,996
Baytex Energy Corp.	1,034,050	1,597,654
BCE Inc.	103,272	2,295,266
Birchcliff Energy Ltd.	343,857	1,404,262
Bitfarms Ltd./Canada(a)(b)	720,968	726,930
BlackBerry Ltd.(a)(b)	814,869	2,766,275
Boardwalk REIT	66,142	3,119,028
Bombardier Inc., Class B(b)	120,561	7,968,605
Boralex Inc., Class A	142,213	3,158,684
Boyd Group Services Inc.	26,259	3,771,422
Brookfield Asset Management Ltd., Class A	481,253	25,678,928
Brookfield Corp., Class A	1,798,453	96,614,993
Brookfield Infrastructure Corp., Class A, NVS	168,927	6,327,717
Brookfield Renewable Corp.	183,074	5,217,596
Brookfield Wealth Solutions Ltd.(a)	27,080	1,458,501
BRP Inc.	55,286	1,872,810
CAE Inc.(b)	420,256	10,514,021
Calibre Mining Corp.(b)	1,147,244	2,687,943
Cameco Corp.	578,410	26,109,426
Canada Goose Holdings Inc.(a)(b)	94,516	791,176
Canadian Apartment Properties REIT	101,697	3,105,646
Canadian Imperial Bank of Commerce	1,247,522	78,682,749
Canadian National Railway Co.	687,436	66,574,482
Canadian Natural Resources Ltd.	2,767,916	79,427,504
Canadian Pacific Kansas City Ltd.	1,225,420	89,004,283
Canadian Tire Corp. Ltd., Class A, NVS	67,344	7,370,421
Canadian Utilities Ltd., Class A, NVS	109,401	3,062,371
Canfor Corp.(b)	142,484	1,361,174
Capital Power Corp.	184,912	7,020,379
Capstone Copper Corp.(b)	837,056	4,031,664
Cardinal Energy Ltd.(a)	292,432	1,217,583
Cascades Inc.	81,816	524,035
CCL Industries Inc., Class B, NVS	193,894	10,132,108
Celestica Inc., NVS(b)	158,683	13,539,737
Cenovus Energy Inc.	1,819,489	21,420,504
Centerra Gold Inc.	380,160	2,545,246
CES Energy Solutions Corp.	384,083	1,693,910
CGI Inc.	270,445	28,676,665

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Choice Properties REIT	372,058	$3,940,263
CI Financial Corp.	203,331	4,609,092
Cogeco Communications Inc.	36,143	1,777,525
Colliers International Group Inc.	55,764	6,666,520
Constellation Software Inc./Canada	26,525	95,593,706
Cronos Group Inc.(b)	386,122	725,414
Definity Financial Corp.	79,781	3,982,105
Denison Mines Corp.(a)(b)	1,684,695	2,419,626
Descartes Systems Group Inc. (The)(b)	114,891	12,099,141
Dollarama Inc.	372,652	45,980,056
Dream Industrial REIT	221,560	1,703,566
Dundee Precious Metals Inc.	261,554	3,428,319
Dye & Durham Ltd.(a)	121,446	787,558
Eldorado Gold Corp.(b)	289,951	5,455,773
Element Fleet Management Corp.	545,678	11,949,818
Emera Inc.	390,817	17,590,450
Empire Co. Ltd., NVS	173,568	6,446,164
Enbridge Inc.	2,864,228	133,945,147
Endeavour Silver Corp.(a)(b)	418,598	1,518,200
Enerflex Ltd.	188,272	1,231,839
Energy Fuels Inc./Canada(a)(b)	305,288	1,388,478
Enghouse Systems Ltd.	69,231	1,257,969
EQB Inc.	39,850	2,755,044
Equinox Gold Corp.(a)(b)	446,368	3,001,473
ERO Copper Corp.(a)(b)	162,770	2,033,149
Extendicare Inc.	237,657	2,378,983
Fairfax Financial Holdings Ltd.	26,870	41,950,022
Finning International Inc.	182,962	5,163,972
First Capital Real Estate Investment Trust	243,151	3,012,490
First Majestic Silver Corp.	485,508	3,032,224
First Quantum Minerals Ltd.(b)	923,349	12,397,497
FirstService Corp.	60,336	10,589,655
Fortis Inc./Canada	666,504	33,006,114
Fortuna Mining Corp.(b)	475,529	2,966,451
Franco-Nevada Corp.	249,848	42,935,942
Freehold Royalties Ltd.	335,397	2,775,917
George Weston Ltd.	80,360	15,656,968
GFL Environmental Inc.	307,323	15,334,941
Gibson Energy Inc.(a)	192,547	3,029,410
Gildan Activewear Inc.	194,499	8,963,094
goeasy Ltd.(a)	26,443	2,985,531
Granite Real Estate Investment Trust	66,321	3,042,318
Great-West Lifeco Inc.	351,500	13,668,878
H&R Real Estate Investment Trust	304,365	2,165,835
Hammond Power Solutions Inc., Class A(a)	15,792	1,051,578
Headwater Exploration Inc.(a)	386,373	1,569,483
Hudbay Minerals Inc.	611,760	4,450,858
Hydro One Ltd.(c)	426,912	16,424,933
iA Financial Corp. Inc.	131,803	12,803,611
IAMGOLD Corp.(b)	724,757	5,136,280
IGM Financial Inc.	61,571	1,956,641
Imperial Oil Ltd.	239,949	16,185,157
Innergex Renewable Energy Inc.	243,630	2,399,895
Intact Financial Corp.	233,951	51,957,622
Interfor Corp.(b)	121,837	1,173,651
InterRent REIT(a)	232,527	1,904,272
Ivanhoe Mines Ltd., Class A(a)(b)	1,043,382	9,263,743
Jamieson Wellness Inc.(c)	83,489	1,934,915
K92 Mining Inc.(b)	420,680	3,869,304
Keyera Corp.	311,981	9,683,496
Killam Apartment REIT	103,856	1,312,325
Kinaxis Inc.(b)	39,062	5,274,475
Security	Shares	Value
Canada (continued)
Kinross Gold Corp.	1,683,486	$24,850,530
Labrador Iron Ore Royalty Corp.	128,867	2,791,215
Laurentian Bank of Canada	52,503	1,041,986
Lightspeed Commerce Inc.(b)	215,544	2,109,160
Linamar Corp.	67,049	2,460,474
Lithium Americas Corp.(a)(b)	316,129	908,074
Lithium Argentina AG(a)(b)	165,614	341,175
Loblaw Companies Ltd.	203,358	33,012,854
Lundin Gold Inc.	171,526	6,996,161
Lundin Mining Corp.	950,697	7,778,806
MAG Silver Corp.	163,064	2,532,424
Magna International Inc.	330,990	11,500,378
Manulife Financial Corp.	2,309,437	70,777,392
Maple Leaf Foods Inc.	125,426	2,295,443
Martinrea International Inc.	213,566	1,137,077
Mattr Corp., NVS(b)	119,793	827,237
MDA Space Ltd.(b)	175,404	3,423,851
MEG Energy Corp.	359,007	5,036,410
Methanex Corp.	86,696	2,716,718
Metro Inc./CN	292,539	22,544,134
MTY Food Group Inc.	39,104	1,230,190
Mullen Group Ltd.	107,538	1,022,648
National Bank of Canada	521,676	45,817,881
New Gold Inc.(b)	1,134,006	4,515,953
NexGen Energy Ltd.(a)(b)	730,873	3,827,726
NFI Group Inc.(b)	128,109	1,077,952
NGEx Minerals Ltd.(b)	284,239	2,492,710
North West Co. Inc. (The)	98,713	3,959,690
Northland Power Inc.	303,697	4,126,102
Novagold Resources Inc.(b)	398,942	1,692,885
Nutrien Ltd.	643,220	36,719,436
NuVista Energy Ltd.(b)	308,561	2,629,908
OceanaGold Corp.	871,481	3,084,888
Onex Corp.	90,808	6,429,544
Open Text Corp.	331,801	8,982,165
Orla Mining Ltd.(b)	404,966	4,459,150
Osisko Gold Royalties Ltd.	250,634	6,006,780
Pan American Silver Corp.	510,877	12,862,716
Paramount Resources Ltd., Class A	140,788	1,598,239
Parex Resources Inc.	152,877	1,230,912
Parkland Corp.	164,591	4,146,413
Pason Systems Inc.	191,540	1,525,540
Pembina Pipeline Corp.	764,124	29,210,311
Peyto Exploration & Development Corp.	323,915	4,055,399
Poseidon Concepts Corp.(b)(d)	293	—
Power Corp. of Canada	748,777	28,341,204
PrairieSky Royalty Ltd.(a)	322,986	5,437,767
Precision Drilling Corp.(b)	25,066	1,048,750
Premium Brands Holdings Corp., Class A	45,519	2,588,303
Prinmaris REIT	176,415	1,840,162
Quebecor Inc., Class B	158,879	4,358,627
RB Global Inc.	248,042	24,996,718
Restaurant Brands International Inc.	396,227	25,530,861
Richelieu Hardware Ltd.	90,839	2,148,745
RioCan REIT	259,819	3,245,382
Rogers Communications Inc., Class B, NVS	461,924	12,042,324
Royal Bank of Canada	1,851,844	222,272,325
Russel Metals Inc.	91,813	2,663,949
Sandstorm Gold Ltd.	369,874	3,216,879
Saputo Inc.	311,387	6,075,954
Seabridge Gold Inc.(b)	153,722	1,910,096
Secure Waste Infrastructure Corp.	378,542	3,605,293

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Shopify Inc., Class A(b)	1,603,503	$152,510,745
Silvercorp Metals Inc.	385,717	1,440,913
SmartCentres Real Estate Investment Trust	113,143	2,091,988
South Bow Corp.	270,831	6,689,247
Spin Master Corp.(c)	54,916	971,168
Sprott Inc.	39,643	2,082,796
SSR Mining Inc.(b)	276,565	2,944,998
Stantec Inc.	157,695	13,840,922
Stella-Jones Inc.	77,597	3,804,989
StorageVault Canada Inc., NVS(a)	371,284	1,015,335
Sun Life Financial Inc.	743,542	44,307,250
Suncor Energy Inc.	1,656,410	58,501,816
SunOpta Inc.(b)	107,699	468,732
Superior Plus Corp.	290,699	1,459,188
Tamarack Valley Energy Ltd.	877,249	2,271,710
TC Energy Corp.	1,368,113	69,120,173
Teck Resources Ltd., Class B	605,743	20,585,420
TELUS Corp.	551,793	8,493,434
TFI International Inc.	107,804	8,763,669
Thomson Reuters Corp.	207,611	38,632,272
TMX Group Ltd.	364,511	14,772,399
Topaz Energy Corp.	209,466	3,499,204
Torex Gold Resources Inc.(b)	139,691	4,524,302
Toromont Industries Ltd.	106,548	9,014,768
Toronto-Dominion Bank (The)	2,301,198	147,042,312
Tourmaline Oil Corp.	468,245	20,684,840
TransAlta Corp.	412,232	3,674,983
Transcontinental Inc., Class A	192,815	2,629,423
Trisura Group Ltd.(b)	86,340	2,370,498
Veren Inc.	806,397	4,773,103
Vermilion Energy Inc.	231,468	1,396,934
Wesdome Gold Mines Ltd.(b)	276,590	3,402,703
West Fraser Timber Co. Ltd.	75,162	5,564,910
Westshore Terminals Investment Corp.	74,517	1,376,721
Wheaton Precious Metals Corp.	595,615	49,732,513
Whitecap Resources Inc.(a)	847,021	4,804,660
Winpak Ltd.	66,604	2,063,439
WSP Global Inc.	175,176	31,050,346
		3,312,031,159
Chile — 0.1%
Aguas Andinas SA, Class A	4,911,563	1,814,948
Banco de Chile	55,285,988	8,115,781
Banco de Credito e Inversiones SA	104,251	4,128,687
Banco Itau Chile SA, NVS	80,150	1,168,024
Banco Santander Chile	72,367,750	4,375,433
CAP SA(b)	122,273	628,869
Cencosud SA	1,628,067	5,570,802
Cia Cervecerias Unidas SA	256,069	1,966,038
Colbun SA	12,721,305	1,988,220
Empresa Nacional de Telecomunicaciones SA	286,472	828,959
Empresas CMPC SA	1,273,981	1,997,974
Empresas Copec SA	458,227	3,145,535
Enel Americas SA	34,587,782	3,396,352
Enel Chile SA	40,994,307	2,900,673
Engie Energia Chile SA	1,200,958	1,421,785
Falabella SA	891,004	4,045,835
Inversiones Aguas Metropolitanas SA	1,023,015	929,140
Latam Airlines Group SA	235,457,888	3,717,534
Parque Arauco SA	1,198,356	2,758,944
Vina Concha y Toro SA	1,041,097	1,290,802
		56,190,335
Security	Shares	Value
China — 7.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	381,900	$797,334
3SBio Inc.(c)	2,466,000	3,802,269
AAC Technologies Holdings Inc.	915,000	4,380,068
Advanced Micro-Fabrication Equipment Inc./China, Class A	82,000	2,126,701
AECC Aviation Power Co. Ltd., Class A	252,600	1,141,446
Agricultural Bank of China Ltd., Class A	6,596,700	4,919,473
Agricultural Bank of China Ltd., Class H	37,061,000	22,615,238
Aier Eye Hospital Group Co. Ltd., Class A	987,875	1,765,711
Air China Ltd., Class A(b)	1,259,100	1,224,188
AK Medical Holdings Ltd.(c)	1,234,000	897,924
Akeso Inc.(a)(b)(c)	848,000	9,403,068
Alibaba Group Holding Ltd.	21,283,672	317,765,791
Alibaba Health Information Technology Ltd.(a)(b)	7,232,000	4,678,508
Alibaba Pictures Group Ltd.(b)	19,990,000	1,305,675
A-Living Smart City Services Co. Ltd.(c)	844,500	327,241
Aluminum Corp. of China Ltd., Class A	669,900	590,653
Aluminum Corp. of China Ltd., Class H	5,012,000	2,690,113
Anhui Conch Cement Co. Ltd., Class A	540,687	1,790,111
Anhui Conch Cement Co. Ltd., Class H	1,558,000	4,388,979
Anhui Gujing Distillery Co. Ltd., Class A	49,400	1,117,355
Anhui Gujing Distillery Co. Ltd., Class B	141,563	2,166,339
ANTA Sports Products Ltd.	1,661,200	19,628,435
Anxin-China Holdings Ltd.(b)(d)	1,004,000	1
Ascentage Pharma Group International(a)(b)(c)	476,500	3,012,235
Autohome Inc., ADR	110,597	3,017,086
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,515,372
Baidu Inc., Class A(b)	2,977,156	32,829,135
Bank of Beijing Co. Ltd., Class A	2,862,193	2,363,021
Bank of China Ltd., Class A	2,999,600	2,281,027
Bank of China Ltd., Class H	97,083,000	54,208,568
Bank of Communications Co. Ltd., Class A	3,026,863	3,111,739
Bank of Communications Co. Ltd., Class H	11,873,000	10,382,448
Bank of Jiangsu Co. Ltd., Class A	1,827,300	2,555,811
Bank of Nanjing Co. Ltd., Class A	1,222,700	1,753,132
Bank of Ningbo Co. Ltd., Class A	617,871	2,033,222
Bank of Shanghai Co. Ltd., Class A	2,272,751	3,247,326
Baoshan Iron & Steel Co. Ltd., Class A	3,017,676	2,836,280
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	3,570,000	1,286,956
Beijing Enterprises Holdings Ltd.	775,500	3,146,651
Beijing Enterprises Water Group Ltd.	7,510,000	2,372,035
Beijing Kingsoft Office Software Inc., Class A	41,600	1,688,476
Beijing New Building Materials PLC, Class A	593,100	2,284,710
Beijing Tong Ren Tang Co. Ltd., Class A	244,113	1,223,335
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	94,780	853,385
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	4,010,600	3,202,100
Bilibili Inc., Class Z(b)	292,164	5,128,659
BOC Aviation Ltd.(c)	288,000	2,158,380
BOE Technology Group Co. Ltd., Class A	5,964,900	3,151,986
BOE Varitronix Ltd.	1,083,000	761,092
Bosideng International Holdings Ltd.	5,420,000	2,804,580
Brilliance China Automotive Holdings Ltd.(a)	4,344,000	1,537,560
BYD Co. Ltd., Class A	166,400	8,091,594
BYD Co. Ltd., Class H	1,547,000	73,476,633
BYD Electronic International Co. Ltd.	972,500	4,036,286
C&D International Investment Group Ltd.	1,128,000	2,359,123
Cambricon Technologies Corp. Ltd., Class A(b)	36,000	3,491,718

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Canggang Railway Ltd., NVS(a)	3,718,000	$627,431
CGN Mining Co. Ltd.(a)	5,625,000	1,042,905
CGN New Energy Holdings Co. Ltd.	2,778,000	816,459
CGN Power Co. Ltd., Class H(c)	15,359,000	4,888,969
Changchun High-Tech Industry Group Co. Ltd., Class A	51,400	621,884
China BlueChemical Ltd., Class H(a)	4,530,000	1,102,921
China CITIC Bank Corp. Ltd., Class H	10,975,000	8,680,415
China Coal Energy Co. Ltd., Class H	2,502,000	2,585,089
China Communications Services Corp. Ltd., Class H	3,108,000	1,618,647
China Conch Venture Holdings Ltd.	2,363,000	2,425,310
China Construction Bank Corp., Class A	1,215,600	1,514,372
China Construction Bank Corp., Class H	126,054,000	103,544,269
China CSSC Holdings Ltd., Class A	611,100	2,462,374
China Datang Corp. Renewable Power Co. Ltd., Class H	2,644,000	738,855
China East Education Holdings Ltd.(a)(c)	954,000	722,409
China Eastern Airlines Corp. Ltd., Class A(b)	3,345,793	1,699,833
China Education Group Holdings Ltd.	1,390,000	436,734
China Energy Engineering Corp. Ltd., Class A	8,691,800	2,629,606
China Everbright Bank Co. Ltd., Class A	3,917,700	2,037,853
China Everbright Bank Co. Ltd., Class H	3,268,000	1,419,034
China Everbright Environment Group Ltd.	4,548,629	2,101,735
China Everbright Ltd.	1,114,000	595,725
China Feihe Ltd.(c)	4,486,000	3,390,050
China Galaxy Securities Co. Ltd., Class A	630,800	1,356,416
China Galaxy Securities Co. Ltd., Class H	4,337,500	3,940,319
China Gas Holdings Ltd.(a)	3,928,800	3,552,158
China Hongqiao Group Ltd.	3,767,000	6,761,819
China International Capital Corp. Ltd., Class A	503,300	2,271,720
China International Capital Corp. Ltd., Class H(c)	1,871,600	3,219,501
China Jinmao Holdings Group Ltd.	6,712,000	993,165
China Lesso Group Holdings Ltd.	1,515,000	806,563
China Life Insurance Co. Ltd., Class A	306,300	1,528,787
China Life Insurance Co. Ltd., Class H	9,335,000	17,060,603
China Literature Ltd.(a)(b)(c)	540,200	1,875,822
China Longyuan Power Group Corp. Ltd., Class H	3,659,000	2,890,531
China Medical System Holdings Ltd.	1,854,000	1,978,849
China Mengniu Dairy Co. Ltd.	3,930,000	9,788,257
China Merchants Bank Co. Ltd., Class A	1,805,331	10,123,975
China Merchants Bank Co. Ltd., Class H	4,965,177	27,083,258
China Merchants Port Holdings Co. Ltd.	1,576,000	2,558,607
China Merchants Securities Co. Ltd., Class A	1,251,272	2,828,039
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	884,782	1,113,963
China Metal Recycling Holdings Ltd.(b)(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	2,703,099	1,481,349
China Minsheng Banking Corp. Ltd., Class H	9,625,500	4,516,856
China National Building Material Co. Ltd., Class H	4,922,000	2,386,657
China National Nuclear Power Co. Ltd., Class A	2,494,800	3,169,135
China Nonferrous Mining Corp Ltd.	3,865,000	2,558,087
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	691,500	2,216,034
China Oilfield Services Ltd., Class H	2,112,000	1,651,606
China Overseas Grand Oceans Group Ltd.	2,132,000	472,253
China Overseas Land & Investment Ltd.	4,660,500	8,268,423
China Overseas Property Holdings Ltd.	2,010,000	1,395,944
China Pacific Insurance Group Co. Ltd., Class A	448,388	1,841,417
China Pacific Insurance Group Co. Ltd., Class H	3,591,800	9,772,441
Security	Shares	Value
China (continued)
China Petroleum & Chemical Corp., Class A	3,369,548	$2,624,314
China Petroleum & Chemical Corp., Class H	30,082,200	15,356,099
China Power International Development Ltd.	7,031,000	2,761,695
China Railway Group Ltd., Class A	1,422,886	1,080,537
China Railway Group Ltd., Class H	6,031,000	2,594,933
China Renewable Energy Investment Ltd.(b)(d)	4,386	—
China Resources Beer Holdings Co. Ltd.	1,920,500	6,750,947
China Resources Building Materials Technology Holdings Ltd.	2,872,000	605,939
China Resources Gas Group Ltd.	1,136,800	3,175,538
China Resources Land Ltd.	3,990,166	13,425,341
China Resources Medical Holdings Co. Ltd.(a)	2,359,500	1,110,775
China Resources Mixc Lifestyle Services Ltd.(a)(c)	777,400	3,724,275
China Resources Pharmaceutical Group Ltd.(c)	1,673,500	1,056,341
China Resources Power Holdings Co. Ltd.	2,590,000	6,248,158
China Ruyi Holdings Ltd.(a)(b)	10,491,600	2,759,666
China Shenhua Energy Co. Ltd., Class A	628,700	3,313,463
China Shenhua Energy Co. Ltd., Class H	4,148,500	15,590,670
China Shineway Pharmaceutical Group Ltd.(a)	859,000	801,673
China Southern Airlines Co. Ltd., Class A(b)	2,196,600	1,695,276
China State Construction Engineering Corp. Ltd., Class A	3,261,880	2,472,939
China State Construction International Holdings Ltd.	2,108,000	3,107,244
China Taiping Insurance Holdings Co. Ltd.	1,718,368	2,379,538
China Three Gorges Renewables Group Co. Ltd., Class A	4,079,000	2,390,762
China Tourism Group Duty Free Corp. Ltd., Class A	168,192	1,466,899
China Tower Corp. Ltd., Class H(c)	5,320,900	7,707,200
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	4,054,000	1,055,893
China Travel International Investment Hong Kong Ltd.	4,846,000	629,641
China United Network Communications Ltd., Class A	2,573,800	1,884,193
China Vanke Co. Ltd., Class A(b)	696,492	652,780
China Vanke Co. Ltd., Class H(a)(b)	2,798,500	1,918,446
China Water Affairs Group Ltd.(a)	1,792,000	1,379,690
China Yangtze Power Co. Ltd., Class A	1,893,238	7,681,424
Chinasoft International Ltd.	3,644,000	2,322,547
Chongqing Changan Automobile Co. Ltd., Class A	865,100	1,459,843
Chongqing Zhifei Biological Products Co. Ltd., Class A	246,900	641,770
Chow Tai Fook Jewellery Group Ltd.	3,188,600	4,262,560
CIMC Enric Holdings Ltd.	952,000	746,601
CITIC Ltd.	7,288,000	8,859,817
CITIC Securities Co. Ltd., Class A	713,525	2,457,212
CITIC Securities Co. Ltd., Class H	2,073,425	5,124,529
CMOC Group Ltd., Class A	1,298,000	1,263,912
CMOC Group Ltd., Class H	4,962,000	3,895,538
COFCO Joycome Foods Ltd.(a)(b)	6,296,000	1,183,383
Contemporary Amperex Technology Co. Ltd., Class A	332,598	10,625,359
Cosco Shipping Energy Transportation Co. Ltd., Class H	1,944,000	1,544,051
Cosco Shipping Holdings Co. Ltd., Class A	1,029,599	2,033,129
Cosco Shipping Holdings Co. Ltd., Class H	3,934,300	5,936,997
COSCO Shipping Ports Ltd.(a)	2,922,000	1,512,494
Country Garden Services Holdings Co. Ltd.	2,701,000	2,411,400

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
CRRC Corp. Ltd., Class A	2,345,900	$2,264,281
CRRC Corp. Ltd., Class H	4,924,000	3,038,845
CSC Financial Co. Ltd., Class A	671,400	2,146,339
CSPC Pharmaceutical Group Ltd.	10,349,440	8,151,621
Daqin Railway Co. Ltd., Class A	1,608,000	1,433,907
Daqo New Energy Corp., ADR(a)(b)	75,063	956,303
Digital China Holdings Ltd.(a)	1,665,000	528,174
Dongyue Group Ltd.(a)	2,149,000	2,536,096
East Buy Holding Ltd.(a)(b)(c)	609,000	948,121
East Money Information Co. Ltd., Class A	1,255,716	3,558,737
ENN Energy Holdings Ltd.	980,800	7,742,805
Eoptolink Technology Inc. Ltd., Class A	62,200	781,565
Eve Energy Co. Ltd., Class A	289,043	1,634,519
Far East Horizon Ltd.	2,176,000	1,686,234
Focus Media Information Technology Co. Ltd., Class A	2,508,900	2,488,295
Foshan Haitian Flavouring & Food Co. Ltd., Class A	366,002	2,111,420
Fosun International Ltd.	3,174,000	1,645,388
Founder Securities Co. Ltd., Class A	1,274,400	1,306,717
Foxconn Industrial Internet Co. Ltd., Class A	1,080,800	2,722,088
Fu Shou Yuan International Group Ltd.(a)	2,319,000	1,051,055
Fufeng Group Ltd.(a)	1,925,000	1,608,236
Fuyao Glass Industry Group Co. Ltd., Class A	224,800	1,797,015
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	5,148,425
Ganfeng Lithium Group Co. Ltd., Class A	500,380	2,058,948
GCL Technology Holdings Ltd.(a)(b)	27,828,000	2,828,301
GD Power Development Co. Ltd., Class A	2,574,400	1,583,455
GDS Holdings Ltd., Class A(b)	1,445,588	4,585,560
Geely Automobile Holdings Ltd.	7,981,000	16,754,523
Genertec Universal Medical Group Co. Ltd.(c)	2,245,000	1,480,683
Genscript Biotech Corp.(b)	1,694,000	2,379,305
GF Securities Co. Ltd., Class A	1,266,100	2,717,991
Giant Biogene Holding Co. Ltd.(c)	548,400	5,665,963
GigaDevice Semiconductor Inc., Class A(b)	105,580	1,871,386
GoerTek Inc., Class A	416,900	1,218,364
Goldwind Science & Technology Co. Ltd., Class A	614,400	739,603
Great Wall Motor Co. Ltd., Class H	3,446,500	4,925,017
Gree Electric Appliances Inc. of Zhuhai, Class A	332,800	2,086,485
Greentown China Holdings Ltd.(a)	1,272,500	1,623,815
Greentown Service Group Co. Ltd.	1,724,000	982,819
Guangdong Haid Group Co. Ltd., Class A	315,900	2,410,039
Guangdong Investment Ltd.	4,368,000	3,534,658
Guangzhou Tinci Materials Technology Co. Ltd., Class A	321,000	771,061
Guotai Junan Securities Co. Ltd.	1,965,989	4,668,179
Guotai Junan Securities Co. Ltd., Class H(c)	2,700,512	3,848,848
Gushengtang Holdings Ltd.(a)	402,300	1,617,597
H World Group Ltd., ADR	282,678	9,678,895
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	29,840,000	2,575,060
Haidilao International Holding Ltd.(a)(c)	1,887,000	4,248,684
Haier Smart Home Co. Ltd., Class A	753,300	2,572,671
Haier Smart Home Co. Ltd., Class A	2,897,200	8,407,758
Haitian International Holdings Ltd.	809,000	1,874,010
Hangzhou First Applied Material Co. Ltd., Class A	284,984	481,376
Hangzhou Tigermed Consulting Co. Ltd., Class A	235,300	1,446,815
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,362,000	4,220,798
Harbin Electric Co. Ltd., Class H	1,504,000	927,056
Hello Group Inc., ADR	230,589	1,316,663
Security	Shares	Value
China (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	611,241	$2,100,477
Hengan International Group Co. Ltd.	727,000	1,960,040
Hengli Petrochemical Co. Ltd., Class A	1,124,800	2,365,524
Hisense Home Appliances Group Co. Ltd., Class A	201,400	761,480
Hisense Home Appliances Group Co. Ltd., Class H	331,136	1,004,204
Hithink RoyalFlush Information Network Co. Ltd., Class A	57,000	2,020,628
Hopson Development Holdings Ltd.(a)(b)	1,327,952	497,110
Hua Hong Semiconductor Ltd.(a)(c)	1,035,000	4,732,882
Huabao International Holdings Ltd.(a)	1,022,000	303,084
Huadong Medicine Co. Ltd., Class A	222,700	1,189,315
Hualan Biological Engineering Inc., Class A	325,600	733,587
Huaneng Power International Inc., Class H	5,746,000	3,559,372
Huatai Securities Co. Ltd., Class A	404,900	894,980
Huatai Securities Co. Ltd., Class H(c)	1,772,800	2,627,293
Huaxia Bank Co. Ltd., Class A	1,593,531	1,594,897
Hundsun Technologies Inc., Class A	320,648	1,148,723
HUTCHMED China Ltd.(a)(b)	796,345	2,373,195
HUYA Inc., ADR	160,923	605,070
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	868,800	1,566,566
Hygon Information Technology Co. Ltd., Class A, NVS	183,979	3,768,296
IEIT Systems Co. Ltd., Class A	214,800	1,510,637
Iflytek Co. Ltd., Class A	292,800	1,898,525
Imeik Technology Development Co. Ltd., Class A	48,720	1,157,779
Industrial & Commercial Bank of China Ltd., Class A	4,960,541	4,782,879
Industrial & Commercial Bank of China Ltd., Class H	91,459,000	62,650,453
Industrial Bank Co. Ltd., Class A	1,391,998	3,999,881
INESA Intelligent Tech Inc., Class B	778,714	605,586
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	9,270,800	2,205,151
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	708,700	2,901,467
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,704,384	3,389,653
Innovent Biologics Inc.(b)(c)	1,593,000	11,032,984
iQIYI Inc., ADR(a)(b)	662,087	1,218,240
JA Solar Technology Co. Ltd., Class A	358,876	471,641
JD Health International Inc.(b)(c)	1,424,550	6,759,773
JD Logistics Inc.(b)(c)	2,968,500	4,655,831
JD.com Inc., Class A	3,208,990	52,246,928
Jiangsu Eastern Shenghong Co. Ltd., Class A	935,007	1,132,352
Jiangsu Expressway Co. Ltd., Class H	1,474,000	1,834,218
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	1,975,394
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	401,659	2,820,243
Jiangsu King's Luck Brewery JSC Ltd., Class A	171,200	1,116,166
Jiangsu Yanghe Distillery Co. Ltd., Class A	145,500	1,373,292
Jiangxi Copper Co. Ltd., Class A	232,700	682,079
Jiangxi Copper Co. Ltd., Class H	1,142,000	1,918,897
JinkoSolar Holding Co. Ltd., ADR	63,618	1,091,685
Jinxin Fertility Group Ltd.(a)(c)	3,560,500	1,331,596
Jiumaojiu International Holdings Ltd.(c)	1,043,000	338,335
JOYY Inc., ADR	65,818	2,709,069
Kanzhun Ltd., ADR(b)	377,062	5,769,049
KE Holdings Inc., ADR	912,802	18,529,881
Keymed Biosciences Inc.(b)(c)	389,500	2,239,716
Kingboard Holdings Ltd.	977,500	2,625,983

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Kingboard Laminates Holdings Ltd.	1,595,000	$1,665,266
Kingdee International Software Group Co. Ltd.(b)	3,808,000	6,476,583
Kingsoft Cloud Holdings Ltd.(a)(b)	3,046,730	2,816,975
Kingsoft Corp. Ltd.	1,180,400	5,881,230
Kuaishou Technology(b)(c)	3,521,600	23,243,583
Kunlun Energy Co. Ltd.	4,538,000	4,325,508
Kweichow Moutai Co. Ltd., Class A	94,230	20,058,747
Lee & Man Paper Manufacturing Ltd.(a)	1,583,000	425,396
Legend Biotech Corp., ADR(a)(b)	95,712	3,345,134
Lenovo Group Ltd.	9,724,000	11,246,548
Li Auto Inc., Class A(b)	1,618,918	19,725,982
Li Ning Co. Ltd.	3,007,000	5,669,212
Lifetech Scientific Corp. (a)(b)	6,158,000	1,142,526
Lingyi iTech Guangdong Co., Class A	1,229,500	1,353,285
LK Technology Holdings Ltd.(a)	810,000	291,065
Longfor Group Holdings Ltd.(c)	2,347,000	3,139,282
LONGi Green Energy Technology Co. Ltd., Class A	677,760	1,371,137
Lonking Holdings Ltd.	3,625,000	912,783
Lufax Holding Ltd., ADR	246,379	714,499
Luxshare Precision Industry Co. Ltd., Class A	598,031	2,543,401
Luye Pharma Group Ltd. (a)(b)(c)	3,025,000	785,377
Luzhou Laojiao Co. Ltd., Class A	116,900	1,990,344
Mango Excellent Media Co. Ltd., Class A	241,897	756,966
Maoyan Entertainment(a)(b)(c)	1,036,600	910,837
Meitu Inc.(a)(c)	4,672,000	3,295,683
Meituan, Class B(b)(c)	6,485,690	107,386,409
MH Development Ltd.(b)(d)	264,000	—
Microport Scientific Corp.(a)(b)	1,753,000	1,582,873
Midea Group Co. Ltd., Class A	216,700	2,195,174
Midea Group Co. Ltd., Class H(b)	406,100	3,833,179
Ming Yuan Cloud Group Holdings Ltd.	2,219,000	830,161
MINISO Group Holding Ltd.	596,592	2,682,238
Minth Group Ltd.(b)	1,060,000	2,531,936
MMG Ltd.(a)(b)	6,549,200	1,982,362
Montage Technology Co. Ltd., Class A	172,600	1,825,574
Muyuan Foods Co. Ltd., Class A	490,410	2,676,882
NARI Technology Co. Ltd., Class A	959,333	2,924,552
NAURA Technology Group Co. Ltd., Class A	60,100	3,734,269
NetDragon Websoft Holdings Ltd.	629,000	802,721
NetEase Inc.	2,523,525	54,246,580
New China Life Insurance Co. Ltd., Class A	299,501	1,984,040
New China Life Insurance Co. Ltd., Class H	1,204,700	4,399,456
New Hope Liuhe Co. Ltd., Class A(b)	820,000	1,082,601
New Horizon Health Ltd.(a)(b)(c)(d)	605,000	827,276
New Oriental Education & Technology Group Inc.	1,940,350	9,506,136
Nexteer Automotive Group Ltd.(a)	1,630,000	1,092,645
Nine Dragons Paper Holdings Ltd.(a)(b)	1,749,000	641,891
Ningbo Tuopu Group Co. Ltd., Class A	290,870	2,101,479
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,296,700	2,858,585
NIO Inc., Class A(a)(b)	2,144,599	8,590,068
Noah Holdings Ltd., ADR	60,142	552,705
Nongfu Spring Co. Ltd., Class H(c)	2,605,600	11,978,440
Orient Overseas International Ltd.	238,500	3,331,481
PDD Holdings Inc., ADR(b)	901,247	95,144,646
People's Insurance Co. Group of China Ltd. (The), Class H	14,816,000	8,768,347
PetroChina Co. Ltd., Class A	1,733,000	1,905,646
PetroChina Co. Ltd., Class H	26,510,000	20,257,299
PICC Property & Casualty Co. Ltd., Class H	8,176,520	15,056,566
Ping An Bank Co. Ltd., Class A	1,570,100	2,358,491
Security	Shares	Value
China (continued)
Ping An Healthcare and Technology Co. Ltd.(c)	3,010,100	$2,893,552
Ping An Insurance Group Co. of China Ltd., Class A	819,363	5,720,487
Ping An Insurance Group Co. of China Ltd., Class H	8,632,500	51,665,789
Poly Developments and Holdings Group Co. Ltd., Class A	972,636	1,119,336
Poly Property Group Co. Ltd.(a)	3,035,000	573,525
Pop Mart International Group Ltd.(c)	729,400	18,192,142
Postal Savings Bank of China Co. Ltd., Class A	2,176,100	1,532,620
Postal Savings Bank of China Co. Ltd., Class H(c)	10,507,000	6,459,513
Power Construction Corp. of China Ltd., Class A	1,419,000	921,822
Q Technology Group Co. Ltd.(b)	1,219,000	1,022,445
Qifu Technology Inc.	180,702	7,414,203
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	1,041,500	2,288,674
RLX Technology Inc., ADR	761,861	1,417,061
Rongsheng Petrochemical Co. Ltd., Class A	1,197,800	1,372,320
SAIC Motor Corp. Ltd., Class A	1,284,152	2,873,170
Sailun Group Co. Ltd., Class A	591,100	994,182
Sany Heavy Equipment International Holdings Co. Ltd.	2,174,000	1,585,285
Sany Heavy Industry Co. Ltd., Class A	1,009,400	2,627,531
SDIC Power Holdings Co. Ltd., Class A	920,500	1,905,170
Seazen Group Ltd.(b)	3,074,000	773,143
Seres Group Co. Ltd., Class A, NVS	172,800	3,103,385
SF Holding Co. Ltd., Class A	453,200	2,712,965
Shaanxi Coal Industry Co. Ltd., Class A	905,200	2,388,086
Shandong Gold Mining Co. Ltd., Class A	350,828	1,467,380
Shandong Gold Mining Co. Ltd., Class H(c)	854,000	2,515,868
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,926,400	2,154,011
Shanghai Baosight Software Co. Ltd., Class A	287,224	1,062,856
Shanghai Baosight Software Co. Ltd., Class B	899,644	1,320,847
Shanghai Industrial Holdings Ltd.(a)	668,000	1,019,404
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,424,600	1,948,175
Shanghai Pudong Development Bank Co. Ltd., Class A	2,697,699	4,066,093
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	83,967	1,532,940
Shanxi Coking Coal Energy Group Co. Ltd., Class A	787,000	693,971
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	391,900	589,013
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	93,440	2,624,106
Shengyi Technology Co. Ltd., Class A	439,800	1,474,558
Shennan Circuits Co. Ltd., Class A	91,300	1,376,283
Shenwan Hongyuan Group Co. Ltd., Class A	3,919,833	2,545,520
Shenzhen Inovance Technology Co. Ltd., Class A	238,250	2,343,175
Shenzhen International Holdings Ltd.(a)	2,273,500	2,325,868
Shenzhen Investment Ltd.(a)	7,978,000	811,574
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,800	2,834,477
Shenzhen Transsion Holdings Co. Ltd., Class A	139,329	1,438,979
Shenzhou International Group Holdings Ltd.	1,082,200	7,501,485
Shougang Fushan Resources Group Ltd.(a)	5,848,000	1,853,217
Shui On Land Ltd.(a)	11,915,500	1,012,813
Sichuan Chuantou Energy Co. Ltd., Class A	670,159	1,565,916
Sichuan Road & Bridge Group Co. Ltd., Class A	1,394,600	1,666,588

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sihuan Pharmaceutical Holdings Group Ltd.	7,525,000	$698,035
Sino Biopharmaceutical Ltd.	12,579,000	6,317,164
Sinofert Holdings Ltd.	6,252,000	943,955
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	1,791,724
Sinopec Kantons Holdings Ltd.(a)	2,400,000	1,351,381
Sinopharm Group Co. Ltd., Class H	1,775,600	4,184,641
Sinotruk Hong Kong Ltd.	906,000	2,177,028
Skyworth Group Ltd.(a)	2,624,000	1,007,103
Smoore International Holdings Ltd.(a)(c)	2,317,000	4,010,303
SooChow Securities Co. Ltd., Class A	1,928,964	2,074,490
SSY Group Ltd.(a)	2,424,000	919,881
Sunac China Holdings Ltd.(a)(b)	7,735,000	1,484,153
Sunac Services Holdings Ltd.(c)	1,560,000	369,393
Sungrow Power Supply Co. Ltd., Class A	209,160	1,744,785
Sunny Optical Technology Group Co. Ltd.	952,700	8,016,259
Suzhou TFC Optical Communication Co. Ltd., Class A	140,500	1,348,683
TAL Education Group, ADR(b)	579,342	5,069,242
TCL Technology Group Corp., Class A	3,571,360	2,036,458
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	537,875	566,983
Tencent Holdings Ltd.	8,444,200	517,215,205
Tencent Music Entertainment Group, ADR	1,029,207	13,811,958
Tianneng Power International Ltd.(a)	1,432,000	1,192,070
Tianqi Lithium Corp., Class A	195,000	770,714
Tingyi Cayman Islands Holding Corp.	2,012,000	3,634,338
Tong Ren Tang Technologies Co. Ltd., Class H(a)	1,590,000	970,014
Tongcheng Travel Holdings Ltd.	1,569,200	4,116,039
Tongwei Co. Ltd., Class A	420,400	943,571
Topsports International Holdings Ltd.(c)	1,969,000	782,790
Towngas Smart Energy Co. Ltd.	2,091,000	942,213
TravelSky Technology Ltd., Class H	1,265,000	1,760,956
Trina Solar Co. Ltd., Class A	182,178	328,549
Trip.com Group Ltd.	805,488	48,523,233
Tsingtao Brewery Co. Ltd., Class H	784,000	5,540,116
Unigroup Guoxin Microelectronics Co. Ltd., Class A	135,517	1,194,964
Unisplendour Corp. Ltd., Class A	322,840	1,120,170
United Energy Group Ltd.	19,190,000	1,001,866
Untradelumena Newmat, NVS(b)(d)	3,800	—
Vipshop Holdings Ltd., ADR	465,902	6,345,585
Vnet Group Inc., ADR(a)(b)	121,075	761,562
Wanhua Chemical Group Co. Ltd., Class A	271,687	2,036,544
Want Want China Holdings Ltd.	6,095,000	3,988,652
Weibo Corp., ADR	117,468	951,491
Weichai Power Co. Ltd., Class A	857,600	1,797,169
Weichai Power Co. Ltd., Class H	2,213,000	4,317,341
Weimob Inc.(b)(c)	8,889,000	1,915,016
Wens Foodstuff Group Co. Ltd., Class A	894,657	2,086,095
West China Cement Ltd.(a)	5,004,000	1,005,182
Wharf Holdings Ltd. (The)	1,170,000	2,938,922
Will Semiconductor Co. Ltd. Shanghai, Class A	145,830	2,646,625
Wingtech Technology Co. Ltd., Class A	201,600	967,430
Wuliangye Yibin Co. Ltd., Class A	283,374	5,018,005
WuXi AppTec Co. Ltd., Class A	138,961	1,133,127
WuXi AppTec Co. Ltd., Class H(c)	415,250	3,209,299
Wuxi Biologics Cayman Inc.(b)(c)	4,502,500	13,077,185
XCMG Construction Machinery Co. Ltd., Class A	1,704,100	2,066,988
XD Inc.(b)	598,800	2,754,278
Xiaomi Corp., Class B(b)(c)	21,674,800	138,766,390
Xinyi Solar Holdings Ltd.(a)	6,173,600	2,053,094
XPeng Inc., Class A(a)(b)	1,664,606	15,495,837
Security	Shares	Value
China (continued)
Xtep International Holdings Ltd.	1,731,000	$1,180,456
Yadea Group Holdings Ltd.(c)	1,728,000	3,118,791
Yankuang Energy Group Co. Ltd., Class A	330,525	554,879
Yankuang Energy Group Co. Ltd., Class H	3,966,100	4,142,283
Yeahka Ltd.(a)(b)	684,400	684,599
Yihai International Holding Ltd.(a)	881,000	1,518,663
Yonyou Network Technology Co. Ltd., Class A(b)	1,406,000	2,853,535
Yuexiu Property Co. Ltd.(a)	2,055,616	1,240,630
Yuexiu REIT	3,430,448	322,240
Yuexiu Transport Infrastructure Ltd.(a)	1,722,000	762,591
Yum China Holdings Inc.	508,230	22,011,441
Yunnan Baiyao Group Co. Ltd., Class A	348,832	2,747,931
Yunnan Energy New Material Co. Ltd., Class A	187,400	715,050
Zai Lab Ltd.(b)	1,412,120	4,498,169
Zangge Mining Co. Ltd., Class A	598,300	2,977,503
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	81,100	2,288,858
Zhaojin Mining Industry Co. Ltd., Class H	1,827,500	4,353,737
Zhejiang Expressway Co. Ltd., Class H	3,400,320	2,802,659
Zhejiang Huayou Cobalt Co. Ltd., Class A	235,840	1,099,262
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	278,200	1,050,467
Zhejiang Juhua Co. Ltd., Class A	304,600	1,067,698
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	871,000	6,233,133
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,101,300	1,590,274
Zhongji Innolight Co. Ltd., Class A	94,640	1,105,762
Zhongsheng Group Holdings Ltd.	1,181,500	1,777,781
Zhuzhou CRRC Times Electric Co. Ltd., Class H	723,500	2,904,009
Zijin Mining Group Co. Ltd., Class A	2,316,100	5,579,639
Zijin Mining Group Co. Ltd., Class H	7,116,000	15,546,203
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,313,900	1,325,449
ZTE Corp., Class A	269,000	1,186,661
ZTE Corp., Class H	838,040	2,474,002
ZTO Express Cayman Inc.	550,996	10,261,683
		3,187,073,666
Colombia — 0.0%
Bancolombia SA	295,594	3,504,677
Interconexion Electrica SA ESP	618,621	3,191,508
		6,696,185
Czech Republic — 0.0%
CEZ AS	224,718	11,406,580
Komercni Banka AS	117,173	5,694,818
		17,101,398
Denmark — 1.5%
ALK-Abello A/S(b)	203,726	4,748,953
Alm Brand A/S	1,699,817	4,029,616
Ambu A/S, Class B	233,678	4,218,006
AP Moller - Maersk A/S, Class A	3,416	5,838,150
AP Moller - Maersk A/S, Class B, NVS	6,191	10,660,186
Bavarian Nordic A/S(b)	117,243	2,787,605
Carlsberg A/S, Class B	120,870	16,468,978
Chemometec A/S	27,181	1,958,337
Coloplast A/S, Class B	168,137	19,026,896
D/S Norden A/S	40,897	1,113,712
Danske Bank A/S	855,168	30,005,754
Demant A/S(b)	126,703	4,614,127
DFDS A/S(b)	60,248	837,888
DSV A/S	268,045	56,814,739
FLSmidth & Co. A/S	66,578	3,151,951

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Genmab A/S(b)	80,894	$17,152,651
GN Store Nord A/S(a)(b)	197,936	2,988,488
H Lundbeck A/S	424,313	2,030,555
H Lundbeck A/S, Class A	100,464	414,948
ISS A/S	188,680	4,734,254
Jyske Bank A/S, Registered	61,193	5,018,952
Matas A/S	109,321	2,256,306
Netcompany Group A/S(a)(b)(c)	60,606	2,735,989
NKT A/S(b)	70,739	5,759,703
Novo Nordisk A/S, Class B	4,187,973	280,014,203
Novonesis (Novozymes) B, Class B	474,258	30,806,531
Orsted A/S(b)(c)	217,602	8,659,029
Pandora A/S	111,808	16,644,060
Per Aarsleff Holding A/S	28,845	2,324,078
Ringkjoebing Landbobank A/S	37,757	7,218,988
Rockwool A/S, Class B	110,630	5,050,277
Royal Unibrew A/S	66,900	5,315,245
Scandinavian Tobacco Group A/S, Class A(c)	95,894	1,395,791
Schouw & Co. A/S	24,808	2,261,241
Spar Nord Bank A/S(b)	127,347	4,085,773
Svitzer Group A/S, NVS	16,658	698,534
Sydbank A/S	98,758	6,324,496
TORM PLC, Class A	82,856	1,377,580
Tryg A/S	408,686	9,750,408
Vestas Wind Systems A/S	1,293,665	17,247,400
Zealand Pharma A/S(b)	85,765	6,065,824
		614,606,202
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	2,797,271	4,455,932
Eastern Co. SAE	1,786,720	1,230,281
EFG Holding S.A.E.(b)	2,596,088	1,456,118
Talaat Moustafa Group	1,119,440	1,143,666
		8,285,997
Finland — 0.5%
Cargotec OYJ, Class B	58,886	2,801,958
Citycon OYJ(a)	138,079	554,465
Elisa OYJ	169,581	9,046,811
Finnair OYJ	113,203	306,079
Fortum OYJ	521,259	8,739,717
Huhtamaki OYJ	129,961	4,784,864
Kalmar OYJ, Class B	59,192	1,875,259
Kemira OYJ	188,625	3,892,100
Kesko OYJ, Class B	348,635	8,004,249
Kojamo OYJ(b)	283,505	3,299,986
Kone OYJ, Class B	432,262	26,770,768
Konecranes OYJ	92,914	6,225,054
Mandatum OYJ	679,975	4,805,743
Metsa Board OYJ, Class B	333,989	1,219,378
Metso OYJ	807,902	8,778,424
Neste OYJ	532,932	5,528,281
Nokia OYJ	6,875,001	34,369,320
Nokian Renkaat OYJ	243,613	1,937,894
Orion OYJ, Class B	138,454	8,668,817
Outokumpu OYJ	579,498	2,230,563
QT Group OYJ(b)	31,559	2,059,287
Revenio Group OYJ	48,927	1,530,319
Sampo OYJ, Class A	2,992,396	29,979,633
Stora Enso OYJ, Class R	727,748	6,759,605
TietoEVRY OYJ	105,026	1,881,544
Tokmanni Group Corp.	89,994	1,419,911
UPM-Kymmene OYJ	650,870	17,239,008
Security	Shares	Value
Finland (continued)
Valmet OYJ	198,905	$6,073,381
Wartsila OYJ Abp	644,532	11,908,586
YIT OYJ(b)	310,357	905,789
		223,596,793
France — 6.6%
Accor SA	243,546	12,000,093
Aeroports de Paris SA	37,728	4,717,763
Air France-KLM, NVS(a)(b)	171,072	1,493,604
Air Liquide SA	757,206	155,589,310
Airbus SE	775,153	131,536,102
Alstom SA(b)	464,375	11,214,267
Alten SA	40,774	3,456,140
Amundi SA(c)	62,566	4,942,163
Aperam SA	71,346	2,075,985
ArcelorMittal SA	598,663	17,703,501
Arkema SA	83,913	6,379,525
AXA SA	2,342,532	110,792,145
Beneteau SACA	64,517	590,259
BioMerieux	53,045	7,160,032
BNP Paribas SA	1,334,255	113,050,728
Bollore SE	1,207,548	7,469,193
Bouygues SA	251,021	11,033,704
Bureau Veritas SA	412,999	13,109,850
Canal+ SA, NVS(b)	1,332,417	3,026,870
Capgemini SE	205,144	32,751,727
Carrefour SA	701,253	10,815,924
Cie de Saint-Gobain SA	613,351	66,682,288
Cie Generale des Etablissements Michelin SCA	900,549	32,929,241
Coface SA	209,999	4,304,298
Covivio SA/France	64,978	3,643,634
Credit Agricole SA	1,358,106	25,473,431
Danone SA	851,131	73,236,775
Dassault Aviation SA	29,146	10,509,074
Dassault Systemes SE	854,784	32,034,004
Derichebourg SA	184,299	1,267,746
Edenred SE	330,352	10,302,673
Eiffage SA	92,415	12,575,163
Elior Group SA(b)(c)	247,016	748,295
Elis SA	257,730	6,615,690
Engie SA	2,362,274	48,824,266
Eramet SA	15,724	871,868
EssilorLuxottica SA	390,707	112,583,389
Eurazeo SE	54,300	3,970,392
Eurofins Scientific SE	169,929	10,723,599
Euronext NV(c)	112,119	18,740,375
Eutelsat Communications SACA(a)(b)	200,798	820,036
Fnac Darty SA	31,133	1,083,998
Forvia SE	240,697	1,859,314
Gaztransport Et Technigaz SA	45,940	7,488,348
Gecina SA	54,895	5,635,444
Getlink SE	504,524	9,580,010
Havas NV(b)	1,113,083	1,851,678
Hermes International SCA	41,985	115,466,305
ICADE	36,470	866,337
ID Logistics Group SACA(b)	4,957	2,232,718
Imerys SA	49,059	1,638,777
Interparfums SA	36,375	1,441,789
Ipsen SA	47,737	5,551,960
IPSOS SA	66,958	3,170,105
JCDecaux SE(b)	100,080	1,741,817
Kaufman & Broad SA	32,413	1,272,653
Kering SA	98,731	20,087,083

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Klepierre SA	278,347	$10,188,379
La Francaise des Jeux SAEM(c)	121,747	4,339,567
Legrand SA	349,413	38,400,424
LISI SA	19,383	606,960
L'Oreal SA	315,862	139,568,569
Louis Hachette Group, NVS(b)	1,140,343	1,797,967
LVMH Moet Hennessy Louis Vuitton SE	359,913	199,366,364
Mercialys SA	179,044	2,396,879
Mersen SA	48,283	1,034,828
Metropole Television SA	42,807	672,621
Nexans SA	38,605	4,241,083
Nexity SA(a)(b)	79,541	834,027
Opmobility	119,966	1,344,487
Orange SA	2,382,745	34,568,966
Orpea SA, NVS(b)	99,578	1,283,574
Pernod Ricard SA	266,277	28,863,218
Pluxee NV, NVS	111,657	2,511,120
Publicis Groupe SA	295,513	30,067,558
Quadient SA	70,659	1,337,496
Remy Cointreau SA	26,988	1,463,121
Renault SA	246,429	13,088,136
Rexel SA	335,887	9,332,159
Rubis SCA	113,424	3,692,038
Safran SA	477,528	127,079,584
Sanofi SA	1,495,747	163,622,500
Sartorius Stedim Biotech	38,979	9,198,690
Schneider Electric SE	716,516	167,410,918
SCOR SE	188,866	5,951,014
SEB SA	30,332	2,861,186
SES SA, Class A	473,217	2,508,995
Societe BIC SA	42,341	2,739,526
Societe Generale SA	954,352	49,758,930
Sodexo SA	112,006	7,109,783
SOITEC(b)	33,292	1,889,499
Sopra Steria Group SACA	21,273	4,361,792
SPIE SA	179,710	8,808,045
STMicroelectronics NV	893,866	20,320,354
Technip Energies NV	175,304	5,982,097
Teleperformance SE	72,313	7,929,485
Television Francaise 1 SA	110,482	1,055,706
Thales SA	122,806	34,400,702
TotalEnergies SE	2,823,613	160,819,441
Trigano SA	13,786	1,637,725
Ubisoft Entertainment SA(b)	149,652	1,763,247
Unibail-Rodamco-Westfield, New	161,451	13,667,642
Valeo SE	275,201	2,733,067
Vallourec SACA(b)	216,481	4,001,163
Veolia Environnement SA	898,654	32,822,498
Verallia SA(c)	79,163	2,647,095
Vicat SACA	28,423	1,591,501
Vinci SA	665,758	93,517,241
Virbac SACA	7,012	2,472,201
Vivendi SE	1,335,922	4,166,019
VusionGroup	12,035	2,413,579
Wendel SE	30,802	3,028,643
Worldline SA/France(b)(c)	323,431	1,791,980
		2,801,794,847
Germany — 5.9%
adidas AG	225,476	51,880,119
Aixtron SE	153,527	2,084,727
Allianz SE, Registered	511,831	211,681,379
Aroundtown SA(b)	1,131,828	3,381,459
Security	Shares	Value
Germany (continued)
Aurubis AG	39,970	$3,489,722
Auto1 Group SE(b)(c)	173,386	4,166,038
BASF SE	1,149,938	58,726,715
Bayer AG, Registered	1,299,645	34,060,037
Bayerische Motoren Werke AG	375,126	31,817,241
Bechtle AG	87,499	3,732,939
Befesa SA(c)	55,776	1,695,986
Beiersdorf AG	126,793	17,864,877
Bilfinger SE	63,714	5,418,870
Brenntag SE	167,586	11,192,038
CANCOM SE	54,261	1,666,048
Carl Zeiss Meditec AG, Bearer(a)	54,322	3,733,416
Ceconomy AG(b)	302,316	1,074,397
Commerzbank AG	1,280,163	33,882,761
CompuGroup Medical SE & Co. KGaA, NVS(b)	38,955	970,864
Continental AG	140,059	10,949,062
Covestro AG, NVS(b)	256,549	17,263,521
CTS Eventim AG & Co. KGaA	85,986	10,188,221
Daimler Truck Holding AG	657,945	26,433,913
Delivery Hero SE, Class A(b)(c)	248,788	7,031,380
Deutsche Bank AG, Registered	2,502,558	65,617,926
Deutsche Boerse AG	246,829	79,502,103
Deutsche Lufthansa AG, Registered	717,587	5,156,324
Deutsche Pfandbriefbank AG(b)(c)	272,117	1,668,998
Deutsche Post AG, Registered	1,262,522	53,945,036
Deutsche Telekom AG, Registered	4,578,834	164,460,427
Deutz AG	256,115	1,988,585
Duerr AG	79,144	1,873,641
E.ON SE	2,965,509	51,865,539
Eckert & Ziegler SE	36,016	2,461,962
Evonik Industries AG	243,960	5,482,476
Evotec SE(a)(b)	246,460	2,062,979
Fielmann Group AG	52,198	2,966,144
flatexDEGIRO AG	131,780	3,468,032
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	61,244	4,058,736
Freenet AG	161,937	6,733,843
Fresenius Medical Care AG	268,699	13,670,215
Fresenius SE & Co. KGaA(b)	546,186	25,942,150
GEA Group AG	202,507	13,211,493
Gerresheimer AG	44,259	3,002,871
Grand City Properties SA(b)	115,602	1,379,735
Grenke AG	45,738	701,101
Hamborner REIT AG	244,340	1,736,533
Hannover Rueck SE	75,602	24,268,210
Heidelberg Materials AG	185,267	37,037,370
HelloFresh SE(b)	213,874	2,227,029
Henkel AG & Co. KGaA	144,736	10,215,486
Hensoldt AG	86,234	6,680,442
Hugo Boss AG(a)	80,765	3,368,652
Hypoport SE(a)(b)	6,386	1,484,715
Infineon Technologies AG	1,716,602	56,859,086
Jenoptik AG	93,033	1,857,386
K+S AG, Registered	272,810	4,758,320
KION Group AG(a)	94,528	4,022,728
Kloeckner & Co. SE	66,511	535,352
Knorr-Bremse AG	88,255	8,752,843
Kontron AG	98,092	2,383,644
Krones AG	22,716	3,320,355
Lanxess AG(a)	96,215	2,888,758
LEG Immobilien SE	99,589	8,442,079
Mercedes-Benz Group AG	952,887	56,971,979

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Merck KGaA	169,038	$23,533,485
MTU Aero Engines AG	73,294	25,367,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	175,414	120,090,088
Nemetschek SE	79,531	10,568,457
Nordex SE(b)	219,514	4,110,034
Norma Group SE	46,416	583,360
Patrizia SE	92,727	777,695
Pfeiffer Vacuum Technology AG	12,610	2,221,628
ProSiebenSat.1 Media SE	175,342	1,223,662
Puma SE	149,384	3,857,221
Qiagen NV	274,740	11,790,653
Rational AG	5,627	4,828,158
Redcare Pharmacy NV(a)(b)(c)	20,422	3,051,773
RENK Group AG	85,532	5,152,802
Rheinmetall AG	58,309	99,303,274
RWE AG	827,866	32,149,470
Salzgitter AG(a)	79,741	1,970,589
SAP SE	1,370,263	400,923,488
Scout24 SE(c)	105,954	12,627,254
SGL Carbon SE(a)(b)	85,209	340,833
Siemens AG, Registered	1,002,652	230,872,074
Siemens Energy AG(b)	849,264	65,549,307
Siemens Healthineers AG(c)	371,696	20,037,146
Siltronic AG(a)	31,929	1,298,253
Sixt SE	31,014	2,948,602
SMA Solar Technology AG(a)	20,389	353,611
Stabilus SE	39,262	1,089,058
Stroeer SE & Co. KGaA	47,577	2,840,890
Suedzucker AG(a)	108,473	1,460,473
SUESS MicroTec SE	33,615	1,294,386
Symrise AG, Class A	179,329	20,682,273
TAG Immobilien AG(b)	287,423	4,679,516
Takkt AG	36,043	311,321
Talanx AG(b)	85,316	9,791,557
TeamViewer SE(b)(c)	231,059	3,549,696
thyssenkrupp AG	681,336	7,813,739
United Internet AG, Registered(e)	118,510	2,687,428
Verbio SE(a)	41,180	486,024
Vonovia SE	996,808	33,064,216
Vossloh AG	24,354	1,924,071
Wacker Chemie AG	25,875	1,956,036
Wacker Neuson SE	49,219	1,323,536
Zalando SE(b)(c)	299,872	10,950,209
		2,494,851,815
Greece — 0.2%
Alpha Services and Holdings SA	2,692,818	6,565,712
Autohellas Tourist and Trading SA	24,623	316,320
Eurobank Ergasias Services and Holdings SA, Class A	3,417,851	9,699,947
FF Group(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	3,886,756
Jumbo SA	140,277	4,417,778
Metlen Energy & Metals SA	163,137	7,720,833
Motor Oil Hellas Corinth Refineries SA	167,953	4,069,521
National Bank of Greece SA	1,118,499	11,871,153
OPAP SA	298,309	6,628,191
Piraeus Financial Holdings SA	1,410,596	7,921,948
Public Power Corp. SA	288,169	4,319,598
Titan Cement International SA	52,889	2,455,254
		69,873,011
Security	Shares	Value
Hong Kong — 1.2%
AIA Group Ltd.	14,500,200	$108,648,718
ASMPT Ltd.	341,200	2,295,415
Bank of East Asia Ltd. (The)	1,560,000	2,148,228
BeiGene Ltd.(b)	973,279	19,669,481
BOC Hong Kong Holdings Ltd.	5,241,000	21,741,660
Brightoil Petroleum Holdings Ltd.(d)	757,750	1
Cafe de Coral Holdings Ltd.	794,000	729,681
CK Asset Holdings Ltd.	2,429,388	9,924,930
CK Hutchison Holdings Ltd.	3,390,888	19,121,481
CK Infrastructure Holdings Ltd.	859,500	5,792,729
CLP Holdings Ltd.	2,154,000	18,366,383
Cowell e Holdings Inc.(b)	584,000	1,678,296
Dah Sing Banking Group Ltd.	743,600	801,292
Dah Sing Financial Holdings Ltd.	343,600	1,254,554
ESR Group Ltd.(c)	2,559,200	4,078,564
FIH Mobile Ltd. (b)	9,574,000	926,400
First Pacific Co. Ltd.	3,845,000	2,587,175
Futu Holdings Ltd., ADR	79,521	7,340,584
Galaxy Entertainment Group Ltd.	2,883,000	10,412,234
Guotai Junan International Holdings Ltd.	7,942,000	1,022,797
Hang Lung Properties Ltd.	3,656,000	2,998,436
Hang Seng Bank Ltd.	1,049,800	14,653,930
Health and Happiness H&H International Holdings Ltd.	251,500	286,326
Henderson Land Development Co. Ltd.	1,588,941	4,506,140
HKBN Ltd.	2,090,500	1,366,547
HKT Trust & HKT Ltd., Class SS	5,215,600	7,421,691
Hong Kong & China Gas Co. Ltd.	15,826,566	14,240,326
Hong Kong Exchanges & Clearing Ltd.	1,518,500	66,342,786
Hongkong Land Holdings Ltd.	1,405,200	6,877,049
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,290,000	558,680
Hysan Development Co. Ltd.	1,064,000	1,734,421
Jardine Matheson Holdings Ltd.	185,800	8,256,034
Johnson Electric Holdings Ltd.	712,250	1,297,575
JS Global Lifestyle Co. Ltd.(a)(b)(c)	2,769,000	642,658
Kerry Logistics Network Ltd.	1,072,500	865,063
Kerry Properties Ltd.	1,434,500	3,368,825
Link REIT	3,593,780	16,825,558
Luk Fook Holdings International Ltd.	611,000	1,333,270
Man Wah Holdings Ltd.(a)	2,826,000	1,501,848
Melco International Development Ltd.(a)(b)	1,225,000	507,519
Melco Resorts & Entertainment Ltd., ADR(b)	305,789	1,574,813
MTR Corp. Ltd.(a)	1,910,000	6,593,943
New World Development Co. Ltd.(a)(b)	2,123,416	1,300,340
NWS Holdings Ltd.	2,883,000	2,730,244
Pacific Basin Shipping Ltd.(a)	9,103,000	2,041,087
PAX Global Technology Ltd.	1,371,000	825,607
PCCW Ltd.	6,159,000	4,105,925
Power Assets Holdings Ltd.	1,871,500	12,376,597
Sands China Ltd.(b)	3,084,800	5,524,719
Sino Land Co. Ltd.	3,716,000	3,818,934
SITC International Holdings Co. Ltd.	1,619,000	4,477,739
SJM Holdings Ltd.(a)(b)	3,794,000	1,058,428
SmarTone Telecommunications Holdings Ltd.	913,500	500,590
Sun Hung Kai Properties Ltd.	1,829,000	17,350,647
Swire Pacific Ltd., Class A	552,500	4,777,832
Techtronic Industries Co. Ltd.	1,798,000	18,095,039
Vitasoy International Holdings Ltd.(a)	1,234,000	1,589,904
VTech Holdings Ltd.	428,500	2,878,732
WH Group Ltd.(c)	10,026,500	8,965,769
Wharf Real Estate Investment Co. Ltd.	1,843,000	4,407,626

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Wynn Macau Ltd.(a)	2,620,000	$1,744,181
Xinyi Glass Holdings Ltd.(a)	2,123,000	1,987,727
Yue Yuen Industrial Holdings Ltd.	1,193,000	1,712,787
		504,564,495
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	477,539	2,258,009
MOL Hungarian Oil & Gas PLC	514,944	4,360,392
OTP Bank Nyrt	299,502	22,123,615
Richter Gedeon Nyrt	187,489	5,686,281
		34,428,297
India — 5.8%
360 ONE WAM Ltd.	281,646	3,280,633
3M India Ltd.	5,617	2,007,169
Aarti Industries Ltd.	439,978	2,195,113
Aarti Pharmalabs Ltd., NVS	86,518	732,777
ABB India Ltd.	72,401	4,729,954
Adani Enterprises Ltd.	223,164	6,077,643
Adani Ports & Special Economic Zone Ltd.	707,813	10,183,077
Adani Power Ltd.(b)	939,388	5,902,607
Aditya Birla Fashion and Retail Ltd.(b)	866,580	2,700,166
Aditya Birla Real Estate Ltd.	116,282	2,645,373
Aegis Logistics Ltd.	208,629	1,937,462
Affle India Ltd.(b)	151,743	2,845,624
AIA Engineering Ltd.	86,027	3,254,867
Ajanta Pharma Ltd.	70,149	2,246,620
Alkem Laboratories Ltd.	54,875	3,324,417
Amara Raja Energy & Mobility Ltd.	263,750	3,038,388
Amber Enterprises India Ltd.(b)	40,008	2,920,196
Ambuja Cements Ltd.	983,705	6,271,521
Angel One Ltd.	71,916	1,977,122
Apar Industries Ltd.	38,921	2,586,630
APL Apollo Tubes Ltd.	266,343	5,091,237
Apollo Hospitals Enterprise Ltd.	144,773	11,966,062
Apollo Tyres Ltd.	587,495	3,282,638
Ashok Leyland Ltd.	2,505,266	6,688,291
Asian Paints Ltd.	538,803	15,474,181
Aster DM Healthcare Ltd.(c)	397,744	2,376,069
Astral Ltd.	252,971	4,026,083
AU Small Finance Bank Ltd.(c)	468,988	3,765,334
Aurobindo Pharma Ltd.(b)	418,157	6,095,130
Avenue Supermarts Ltd.(b)(c)	235,099	11,658,227
Axis Bank Ltd.	3,020,658	42,371,100
Bajaj Auto Ltd.	93,855	8,916,881
Bajaj Finance Ltd.	375,164	38,280,420
Bajaj Finserv Ltd.	564,031	13,027,865
Bajaj Holdings & Investment Ltd.	33,954	4,827,234
Balkrishna Industries Ltd.	141,306	4,468,011
Balrampur Chini Mills Ltd.	407,523	2,657,820
Bandhan Bank Ltd.(c)	1,274,535	2,497,170
Bank of Baroda	1,447,674	4,283,754
Bata India Ltd.	177,276	2,533,930
BEML Ltd., (Acquired 05/31/24, Cost: $1,677,192)(f)	32,037	1,200,614
Bharat Dynamics Ltd.	166,621	3,018,755
Bharat Electronics Ltd.	5,241,685	19,496,581
Bharat Forge Ltd.	438,768	5,747,559
Bharat Heavy Electricals Ltd.	1,353,042	3,627,879
Bharat Petroleum Corp. Ltd.	2,149,629	7,877,894
Bharti Airtel Ltd.	3,416,909	75,370,971
Biocon Ltd.	876,652	3,340,651
Birlasoft Ltd.	445,811	2,064,925
Security	Shares	Value
India (continued)
Blue Star Ltd.	190,610	$3,852,323
Bosch Ltd.	11,179	3,892,972
Brigade Enterprises Ltd.	236,985	2,883,033
Britannia Industries Ltd.	149,184	9,604,311
BSE Ltd.	90,223	6,823,434
Canara Bank	2,564,367	2,956,117
Carborundum Universal Ltd.	161,817	1,955,949
Castrol India Ltd.	497,177	1,163,045
Central Depository Services India Ltd.	222,257	3,474,969
CESC Ltd.	1,538,827	2,895,052
CG Power & Industrial Solutions Ltd.	969,708	7,186,616
Cholamandalam Financial Holdings Ltd.	157,714	3,489,782
Cholamandalam Investment and Finance Co. Ltd.	676,521	11,965,863
Cipla Ltd.	706,620	12,966,982
City Union Bank Ltd.	608,566	1,275,293
Coal India Ltd.	2,530,289	11,528,706
Coforge Ltd.	94,485	8,214,436
Colgate-Palmolive India Ltd.	170,265	5,217,588
Computer Age Management Services Ltd.	84,773	3,909,036
Container Corp. of India Ltd.	450,068	3,594,755
Coromandel International Ltd.	186,247	4,888,676
CRISIL Ltd.	29,944	1,578,193
Crompton Greaves Consumer Electricals Ltd.	895,763	3,577,625
Cummins India Ltd.	206,452	7,088,476
Cyient Ltd.	122,469	1,723,889
Dabur India Ltd.	813,726	4,699,223
Data Patterns India Ltd.(b)	56,483	1,658,572
Deepak Nitrite Ltd.	125,507	2,873,378
Delhivery Ltd.(b)	818,817	2,959,183
Divi's Laboratories Ltd.	156,753	11,315,016
Dixon Technologies India Ltd.	53,793	10,486,688
DLF Ltd.	980,947	7,824,414
Dr Lal PathLabs Ltd.(c)	83,871	2,752,422
Dr Reddy's Laboratories Ltd.	850,032	11,932,030
Easy Trip Planners Ltd., NVS(b)	9,049,056	1,285,602
Edelweiss Financial Services Ltd.	1,135,047	1,059,275
Eicher Motors Ltd.	195,808	12,894,237
EIH Ltd.	411,556	1,803,949
Elgi Equipments Ltd.	346,259	1,828,919
Emami Ltd.	300,469	2,218,025
Embassy Office Parks REIT	1,114,766	5,036,279
Engineers India Ltd.	581,620	1,232,610
Equinox India Developments Ltd.(b)	1,114,949	1,292,087
Exide Industries Ltd.	846,212	3,514,196
FDC Ltd./India	156,621	780,151
Federal Bank Ltd.	3,012,943	7,014,197
Finolex Cables Ltd.	205,153	2,102,031
Firstsource Solutions Ltd.	601,133	2,414,022
Five-Star Business Finance Ltd., NVS(b)	274,844	2,298,304
Fortis Healthcare Ltd.	874,395	7,090,678
GAIL India Ltd.	3,605,011	8,059,141
GE T&D India Ltd.	177,476	3,285,394
GlaxoSmithKline Pharmaceuticals Ltd.	76,173	2,673,865
Glenmark Pharmaceuticals Ltd.	271,837	4,445,414
Global Health Ltd., NVS(b)	155,088	2,195,989
GMR Airports Infrastructure Ltd.(b)	4,207,927	4,337,942
Godrej Consumer Products Ltd.	543,607	8,107,534
Godrej Industries Ltd.(b)	218,455	2,796,439
Godrej Properties Ltd.(b)	212,959	5,440,455
Granules India Ltd.	332,244	1,793,531
Grasim Industries Ltd.	373,963	12,135,338

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Great Eastern Shipping Co. Ltd. (The)	187,958	$1,934,180
Gujarat Fluorochemicals Ltd.	48,454	2,231,008
Gujarat Gas Ltd.	310,872	1,667,280
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	256,719	1,477,369
Gujarat State Petronet Ltd.	414,293	1,591,468
Happiest Minds Technologies Ltd.	226,343	1,531,301
Havells India Ltd.	412,280	7,806,866
HBL Power Systems Ltd.	275,868	1,575,264
HCL Technologies Ltd.	1,314,425	24,379,834
HDFC Asset Management Co. Ltd.(c)	124,931	6,474,260
HDFC Bank Ltd.	7,453,875	169,306,916
HDFC Life Insurance Co. Ltd.(c)	1,307,709	11,497,223
HEG Ltd.	177,780	981,415
Hero MotoCorp Ltd.	177,434	8,039,141
HFCL Ltd.	2,234,014	2,100,268
Hindalco Industries Ltd.	1,930,943	14,271,517
Hindustan Aeronautics Ltd., NVS	275,540	14,611,472
Hindustan Copper Ltd.	585,343	1,478,200
Hindustan Petroleum Corp. Ltd.	1,391,765	6,228,700
Hindustan Unilever Ltd.	1,115,117	30,958,924
Hyundai Motor India Ltd.(b)	217,726	4,400,715
ICICI Bank Ltd.	6,645,994	111,714,330
ICICI Lombard General Insurance Co. Ltd.(c)	307,002	6,820,954
ICICI Prudential Life Insurance Co. Ltd.(c)	412,196	2,993,869
IDFC First Bank Ltd.(b)	5,936,885	4,568,670
IIFL Finance Ltd.(b)	353,995	1,503,692
IndiaMART Intermesh Ltd.(c)	74,109	2,027,492
Indian Energy Exchange Ltd.(c)	1,054,276	2,372,516
Indian Hotels Co. Ltd., Class A	1,269,240	11,809,724
Indian Oil Corp. Ltd.	3,692,551	6,020,231
Indian Railway Catering & Tourism Corp. Ltd.	441,209	3,927,751
Indraprastha Gas Ltd.	1,193,580	2,713,733
Indus Towers Ltd.(b)	1,706,932	8,225,929
IndusInd Bank Ltd.	756,835	7,516,592
Info Edge India Ltd.	112,384	9,400,840
Infosys Ltd.	4,361,526	77,102,764
Inox Wind Ltd.(b)	1,085,388	2,171,518
Intellect Design Arena Ltd.	143,904	1,343,080
InterGlobe Aviation Ltd.(b)(c)	270,030	16,825,923
Ipca Laboratories Ltd.	250,464	4,152,884
IRB Infrastructure Developers Ltd., NVS	3,173,682	1,714,891
IRCON International Ltd.(c)	913,694	1,651,488
ITC Hotels Ltd.(b)	973,528	2,240,467
ITC Ltd.	4,014,811	20,214,564
Jaiprakash Power Ventures Ltd.(b)	7,763,567	1,337,808
JB Chemicals & Pharmaceuticals Ltd., NVS	128,711	2,452,608
Jindal Saw Ltd.	504,951	1,485,761
Jindal Stainless Ltd.	473,004	3,270,375
Jindal Steel & Power Ltd.	516,248	5,484,830
Jio Financial Services Ltd., NVS(b)	3,764,559	11,626,888
JK Cement Ltd.	70,721	4,264,498
JSW Energy Ltd.	621,624	3,527,385
JSW Steel Ltd.	848,625	10,367,814
Jubilant Foodworks Ltd.	695,005	5,876,853
Jubilant Pharmova Ltd., Class A	164,384	1,744,797
Jupiter Wagons Ltd., NVS	293,142	1,225,039
Kajaria Ceramics Ltd.	151,737	1,441,143
Kalpataru Projects International Ltd.	159,232	1,832,240
Kalyan Jewellers India Ltd.	655,775	4,005,217
Karur Vysya Bank Ltd. (The)	1,150,951	2,975,441
Kaynes Technology India Ltd., NVS(b)	50,054	3,422,706
Security	Shares	Value
India (continued)
KEI Industries Ltd.	93,878	$3,402,622
Kirloskar Oil Engines Ltd.	171,572	1,510,547
Kotak Mahindra Bank Ltd.	1,469,193	38,398,552
KPI Green Energy Ltd.(c)	244,103	1,101,563
KPIT Technologies Ltd.	306,256	4,561,318
Krishna Institute of Medical Sciences Ltd.(b)(c)	358,454	2,786,933
L&T Finance Ltd.	1,255,353	2,442,003
Larsen & Toubro Ltd.	913,878	36,173,674
Laurus Labs Ltd.(c)	637,103	4,562,063
LIC Housing Finance Ltd.	641,116	4,570,640
LTIMindtree Ltd.(c)	115,189	6,251,248
Lupin Ltd.	326,741	8,125,095
Macrotech Developers Ltd.	379,215	5,966,578
Mahanagar Gas Ltd.	124,754	1,985,654
Mahindra & Mahindra Financial Services Ltd.	1,104,507	3,425,914
Mahindra & Mahindra Ltd.	1,260,292	43,665,579
Manappuram Finance Ltd.	1,195,183	3,265,354
Mankind Pharma Ltd.(b)	127,542	3,717,913
Marico Ltd.	762,245	6,408,473
Maruti Suzuki India Ltd.	178,693	25,902,199
Max Financial Services Ltd.(b)	348,641	5,378,943
Max Healthcare Institute Ltd.	1,156,228	15,001,193
Motherson Sumi Wiring India Ltd.	3,827,845	2,523,596
Motilal Oswal Financial Services Ltd.	342,765	2,655,450
Mphasis Ltd.	151,842	4,434,653
MRF Ltd.	3,764	5,990,035
MTAR Technologies Ltd.(b)	64,886	1,093,592
Multi Commodity Exchange of India Ltd.	28,893	2,098,523
Muthoot Finance Ltd.	177,280	4,563,846
Natco Pharma Ltd.	214,616	2,160,729
National Aluminium Co. Ltd.	1,796,884	3,331,450
Navin Fluorine International Ltd.	60,663	3,248,286
NBCC India Ltd.	2,294,196	2,584,441
NCC Ltd./India	923,349	2,310,344
Nestle India Ltd., NVS	450,025	12,719,737
NHPC Ltd., NVS	3,829,965	3,881,789
NLC India Ltd.	589,779	1,587,807
NMDC Ltd.	3,964,578	3,041,487
NMDC Steel Ltd., NVS(b)	3,045,614	1,274,523
NTPC Ltd.	6,030,758	25,265,818
Nuvama Wealth Management Ltd., NVS	19,470	1,411,209
Oberoi Realty Ltd.	173,282	3,363,866
Oil & Natural Gas Corp. Ltd.	4,275,649	12,371,934
Oil India Ltd.	689,748	3,351,978
Olectra Greentech Ltd.	116,403	1,602,062
One 97 Communications Ltd., NVS(b)	423,710	4,307,987
Onesource Specialty Pharma Ltd., NVS(b)	86,394	1,660,399
Oracle Financial Services Software Ltd.	31,567	3,261,933
Page Industries Ltd.	8,125	4,380,435
PB Fintech Ltd.(b)	496,448	9,538,948
Persistent Systems Ltd., NVS	147,598	9,289,038
Petronet LNG Ltd.	1,099,781	4,083,062
PG Electroplast Ltd.	254,825	2,553,497
Phoenix Mills Ltd. (The)	255,240	5,023,995
PI Industries Ltd.	120,460	5,188,954
Pidilite Industries Ltd.	229,906	8,265,132
Piramal Enterprises Ltd.	200,204	2,293,268
Piramal Pharma Ltd., NVS	1,250,731	3,125,352
PNB Housing Finance Ltd.(b)(c)	224,196	2,688,871
Polycab India Ltd.	69,732	4,550,355
Poonawalla Fincorp Ltd.(b)	657,493	2,931,417
Power Finance Corp. Ltd.	2,088,956	10,105,045

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Power Grid Corp. of India Ltd.	6,433,581	$23,366,365
Praj Industries Ltd.	362,101	1,969,724
Prestige Estates Projects Ltd.	229,281	3,730,740
Procter & Gamble Health Ltd.	26,791	1,611,575
Punjab National Bank	2,773,836	3,288,968
PVR Inox Ltd.(b)	133,663	1,490,430
Radico Khaitan Ltd.	170,135	4,941,033
Rail Vikas Nigam Ltd.	682,940	2,834,756
Railtel Corp. of India Ltd.	384,784	1,347,833
Rajesh Exports Ltd.(b)	98,747	211,705
Ramco Cements Ltd. (The)	215,744	2,405,356
Ramkrishna Forgings Ltd.	214,614	1,512,505
Raymond Lifestyle Ltd., NVS(b)	49,648	565,244
Raymond Ltd.	85,775	1,553,312
RBL Bank Ltd.(c)	836,211	1,983,139
REC Ltd.	1,839,586	9,182,503
Redington Ltd.	1,384,850	4,026,283
Reliance Industries Ltd.	8,030,055	133,333,635
Reliance Power Ltd.(b)	4,908,203	2,323,715
Sammaan Capital Ltd.	802,617	1,146,547
Samvardhana Motherson International Ltd.	4,563,519	7,205,103
SBI Cards & Payment Services Ltd.	428,014	4,427,901
SBI Life Insurance Co. Ltd.(c)	607,447	12,704,196
Shree Cement Ltd.	13,494	4,743,976
Shriram Finance Ltd.	1,911,576	13,852,634
Siemens Energy India Ltd., NVS	126,502	3,710,665
Siemens Ltd.	131,387	4,505,991
SJVN Ltd.	1,724,148	1,915,015
SKF India Ltd.	38,156	1,754,318
Solar Industries India Ltd.	35,043	5,457,979
Sona Blw Precision Forgings Ltd.(c)	601,592	3,424,622
Sonata Software Ltd.	376,877	1,882,038
SRF Ltd.	241,617	8,610,677
Star Health & Allied Insurance Co. Ltd.(b)	400,297	1,853,330
State Bank of India	2,486,588	23,223,734
Sterling and Wilson Renewable(b)	299,622	964,969
Sterlite Technologies Ltd.(b)	425,039	313,953
STL Networks Ltd., NVS	425,039	130,102
Strides Pharma Science Ltd.	174,049	1,340,612
Sun Pharmaceutical Industries Ltd.	1,293,587	28,056,015
Sundaram Finance Ltd.	79,742	4,975,206
Sundram Fasteners Ltd.	137,301	1,490,834
Supreme Industries Ltd.	103,470	4,333,990
Suven Pharmaceuticals Ltd.(b)	187,585	2,530,269
Suzlon Energy Ltd.(b)	13,134,120	8,757,817
Swan Energy Ltd.	238,594	1,133,782
Symphony Ltd.	52,185	712,125
Syngene International Ltd.(c)	304,196	2,282,834
Tanla Platforms Ltd.	158,674	890,561
Tata Chemicals Ltd.	274,646	2,716,573
Tata Communications Ltd.	156,418	2,944,758
Tata Consultancy Services Ltd.	1,187,867	48,488,583
Tata Consumer Products Ltd.	862,024	11,894,587
Tata Elxsi Ltd.	49,042	3,350,505
Tata Motors Ltd.	2,711,623	20,664,449
Tata Power Co. Ltd. (The)	2,204,331	10,016,479
Tata Steel Ltd.	10,395,689	17,303,404
Tata Teleservices Maharashtra Ltd.(b)	1,336,542	899,565
Tech Mahindra Ltd.	763,478	13,579,634
Tejas Networks Ltd.(b)(c)	156,710	1,303,466
Thermax Ltd.	54,025	2,104,404
Timken India Ltd.	65,329	1,897,089
Security	Shares	Value
India (continued)
Titagarh Rail System Ltd.	138,210	$1,223,701
Titan Co. Ltd.	489,764	19,567,040
Torrent Pharmaceuticals Ltd.	175,617	6,906,523
Torrent Power Ltd.	214,297	3,901,329
Trent Ltd.	259,305	15,849,811
Triveni Turbine Ltd.	293,995	1,808,866
Tube Investments of India Ltd.	149,437	5,124,200
TVS Motor Co. Ltd.	357,408	11,294,667
UltraTech Cement Ltd.	160,118	22,064,659
Union Bank of India Ltd.	2,002,395	2,981,949
United Spirits Ltd.	451,712	8,353,008
UNO Minda Ltd.	296,979	3,146,192
UPL Ltd.	790,842	6,271,930
Varun Beverages Ltd.	1,849,002	11,415,518
Vedanta Ltd.	1,880,258	9,336,474
VIP Industries Ltd.(b)	161,141	583,652
Vodafone Idea Ltd.(b)	34,025,815	2,861,860
Voltas Ltd.	316,399	4,637,403
Waaree Renewable Technologies Ltd., NVS	68,205	774,333
Wipro Ltd.	3,594,444	10,266,059
Wockhardt Ltd.(b)	117,567	1,807,171
Yes Bank Ltd.(b)	19,126,908	4,014,551
Zee Entertainment Enterprises Ltd.	1,195,821	1,503,706
Zomato Ltd.(b)	9,781,500	26,771,809
Zydus Lifesciences Ltd.	358,562	3,775,026
		2,472,287,352
Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	20,734,300	2,375,116
AKR Corporindo Tbk PT	11,354,500	861,767
Amman Mineral Internasional PT(b)	8,598,800	3,692,577
Aneka Tambang Tbk	18,463,600	2,413,292
Astra International Tbk PT	26,367,700	7,620,949
Bank Central Asia Tbk PT	74,747,400	39,742,468
Bank Mandiri Persero Tbk PT	49,640,100	14,659,089
Bank Negara Indonesia Persero Tbk PT	17,918,700	4,515,496
Bank Rakyat Indonesia Persero Tbk PT	89,918,013	20,825,887
Bank Tabungan Negara Persero Tbk PT	8,639,493	549,193
Barito Pacific Tbk PT	40,669,036	1,824,395
Bukalapak.com PT Tbk(b)	64,139,400	561,129
Bukit Asam Tbk PT	8,925,400	1,484,280
Bumi Resources Minerals Tbk PT(b)	102,677,307	2,367,359
Bumi Serpong Damai Tbk PT(b)	14,038,700	731,489
Chandra Asri Pacific Tbk PT	10,660,500	5,064,330
Charoen Pokphand Indonesia Tbk PT	10,489,900	2,991,234
Ciputra Development Tbk PT	21,818,996	1,209,508
ESSA Industries Indonesia Tbk PT	16,433,300	598,960
GoTo Gojek Tokopedia Tbk PT(b)	1,091,642,600	5,569,574
Hanson International Tbk PT(b)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,971,300	1,543,526
Indo Tambangraya Megah Tbk PT	492,100	652,337
Indocement Tunggal Prakarsa Tbk PT	2,452,000	790,401
Indofood CBP Sukses Makmur Tbk PT	3,814,400	2,608,039
Indofood Sukses Makmur Tbk PT	6,023,000	2,905,327
Japfa Comfeed Indonesia Tbk PT	8,792,700	964,684
Jasa Marga Persero Tbk PT	3,589,038	925,944
Kalbe Farma Tbk PT	30,715,200	2,531,701
Medco Energi Internasional Tbk PT	17,372,820	1,099,071
Merdeka Copper Gold Tbk PT(b)	21,637,976	2,178,012
Mitra Adiperkasa Tbk PT	22,839,800	1,880,462
Pabrik Kertas Tjiwi Kimia Tbk PT	2,489,000	768,843
Pakuwon Jati Tbk PT	15,719,500	361,323
Perusahaan Gas Negara Tbk PT	17,945,100	1,821,008

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Pool Advista Indonesia Tbk PT(b)(d)	1,914,800	$—
Sarana Menara Nusantara Tbk PT	47,511,300	1,630,652
Semen Indonesia Persero Tbk PT	6,259,621	986,620
Sumber Alfaria Trijaya Tbk PT	21,125,500	2,734,794
Summarecon Agung Tbk PT	22,722,004	590,594
Telkom Indonesia Persero Tbk PT	65,722,600	10,359,108
Trada Alam Minera Tbk PT(b)(d)	39,223,500	—
United Tractors Tbk PT	2,090,400	2,856,781
Waskita Karya Persero Tbk PT(b)(d)	19,926,317	132,953
XL Axiata Tbk PT	9,774,300	1,265,948
		161,246,220
Ireland — 0.2%
AIB Group PLC	2,490,080	16,735,978
Bank of Ireland Group PLC	1,317,070	15,464,320
Dalata Hotel Group PLC	284,354	1,629,980
Glanbia PLC	290,452	3,759,957
Kerry Group PLC, Class A	204,138	21,610,403
Kingspan Group PLC	207,989	17,551,031
		76,751,669
Israel — 0.8%
Airport City Ltd.(b)	147,171	2,187,516
Alony Hetz Properties & Investments Ltd.	311,900	2,605,152
Amot Investments Ltd.	626,802	3,316,753
Azrieli Group Ltd.	63,008	4,587,258
Bank Hapoalim BM	1,644,981	24,129,553
Bank Leumi Le-Israel BM	1,974,154	28,035,017
Bezeq The Israeli Telecommunication Corp. Ltd.	2,948,748	4,483,974
Big Shopping Centers Ltd.(b)	28,711	4,192,133
Camtek Ltd./Israel	43,870	2,913,170
Cellebrite DI Ltd.(b)	226,392	4,480,298
Check Point Software Technologies Ltd.(b)	114,151	25,062,994
Clal Insurance Enterprises Holdings Ltd.	168,972	4,636,275
CyberArk Software Ltd.(b)	66,693	23,486,607
Danel Adir Yeoshua Ltd.	13,990	1,511,972
Delek Group Ltd.	20,196	3,221,961
Elbit Systems Ltd.	36,102	13,880,499
Enlight Renewable Energy Ltd.(b)	249,487	4,040,897
Fattal Holdings 1998 Ltd.(b)	18,580	2,426,465
First International Bank Of Israel Ltd. (The)	111,442	6,120,882
Fiverr International Ltd.(a)(b)	72,991	1,857,621
G City Ltd.	312,209	1,081,944
Global-e Online Ltd.(b)	150,418	5,401,510
Harel Insurance Investments & Financial Services Ltd.	334,791	5,564,880
ICL Group Ltd.	1,038,957	6,935,479
Inmode Ltd.(a)(b)	116,964	1,649,192
Isracard Ltd.	671,635	3,162,903
Israel Corp Ltd.	7,738	2,435,876
Israel Discount Bank Ltd., Class A	1,585,043	11,839,450
Ituran Location and Control Ltd.	48,585	1,746,145
Kenon Holdings Ltd./Singapore	64,870	1,997,398
Kornit Digital Ltd.(b)	82,457	1,556,788
Melisron Ltd.	50,820	4,323,627
Mivne Real Estate KD Ltd.	1,420,555	4,144,864
Mizrahi Tefahot Bank Ltd.	216,140	10,944,787
Monday.com Ltd.(a)(b)	51,260	14,403,547
Next Vision Stabilized Systems Ltd., NVS	114,601	3,018,810
Nice Ltd.(b)	83,080	12,979,087
Nova Ltd.(b)	42,954	8,293,253
Oddity Tech Ltd., Class A, NVS(a)(b)	59,151	3,634,237
Oil Refineries Ltd.	7,133,304	1,790,987
Security	Shares	Value
Israel (continued)
Paz Retail & Energy Ltd.	23,450	$3,311,034
Phoenix Financial Ltd.	192,340	3,787,760
Radware Ltd.(b)	83,774	1,998,848
Reit 1 Ltd.	448,353	2,328,594
Shapir Engineering and Industry Ltd.(a)	329,385	2,297,680
Shikun & Binui Ltd.(a)(b)	736,293	2,412,068
Shufersal Ltd.	414,983	3,885,429
Strauss Group Ltd.	160,367	3,629,534
Teva Pharmaceutical Industries Ltd., ADR(b)	1,488,886	23,092,622
Tower Semiconductor Ltd.(a)(b)	146,214	5,343,953
Wix.com Ltd.(b)	71,466	12,119,919
ZIM Integrated Shipping Services Ltd.	170,260	2,613,491
		340,902,693
Italy — 2.0%
A2A SpA	2,097,525	5,334,572
ACEA SpA	78,164	1,836,278
AMCO - Asset Management Co. SpA, NVS(d)	261	—
Amplifon SpA	176,378	3,375,689
Azimut Holding SpA	142,936	3,972,066
Banca Generali SpA	88,971	5,278,446
Banca IFIS SpA	58,454	1,464,634
Banca Monte dei Paschi di Siena SpA	1,404,059	11,873,813
Banca Popolare di Sondrio SpA	573,818	7,190,443
Banco BPM SpA	1,689,817	18,862,612
BFF Bank SpA(c)	244,924	2,320,362
Bio On SpA(a)(d)	4,387	—
BPER Banca SpA	1,438,494	11,683,569
Brembo NV	248,087	2,319,786
Brunello Cucinelli SpA	44,209	4,991,181
Buzzi SpA	98,851	5,180,091
CIR SpA-Compagnie Industriali(b)	2,001,056	1,327,615
Credito Emiliano SpA	278,614	3,830,329
Danieli & C Officine Meccaniche SpA	41,659	1,434,761
Davide Campari-Milano NV(a)	819,339	5,497,960
De' Longhi SpA	107,395	3,323,532
DiaSorin SpA	30,361	3,469,555
Enav SpA(c)	356,549	1,578,862
Enel SpA	10,572,385	91,651,722
Eni SpA	2,888,071	41,361,619
ERG SpA	106,340	2,175,479
Ferrari NV	165,606	75,811,239
Fincantieri SpA(b)	98,792	1,287,074
FinecoBank Banca Fineco SpA	788,285	15,774,312
Generali	1,218,642	44,538,605
GVS SpA(b)(c)	139,074	675,404
Hera SpA	1,026,615	4,860,228
Infrastrutture Wireless Italiane SpA(c)	442,988	5,290,226
Interpump Group SpA	113,690	3,899,314
Intesa Sanpaolo SpA	19,802,212	105,709,852
Iren SpA	1,108,868	3,165,740
Italgas SpA	600,117	4,930,572
Iveco Group NV	286,988	4,584,946
Juventus Football Club SpA, NVS(a)(b)	283,454	992,087
Leonardo SpA	532,693	27,693,816
Lottomatica Group SpA	178,267	4,063,385
Maire SpA	253,918	2,742,455
MARR SpA(a)	49,866	551,633
Mediobanca Banca di Credito Finanziario SpA	647,568	13,245,369
MFE-MediaForEurope NV, Class A	477,266	1,735,950
MFE-MediaForEurope NV, Class B, NVS	91,722	446,395
Moncler SpA	308,515	19,041,815
Nexi SpA(b)(c)	787,972	4,602,591

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Piaggio & C SpA	527,704	$1,035,913
Pirelli & C SpA(c)	491,622	3,039,452
Poste Italiane SpA(c)	632,658	12,841,185
Prysmian SpA	353,226	19,403,485
Recordati Industria Chimica e Farmaceutica SpA	151,316	8,928,903
Reply SpA	22,129	3,950,677
Saipem SpA(b)	1,713,271	3,957,604
Salvatore Ferragamo SpA(a)	96,901	607,121
Snam SpA	2,544,781	14,605,718
Stellantis NV	2,553,692	23,763,197
Tamburi Investment Partners SpA	200,778	1,718,771
Technogym SpA(c)	183,400	2,478,254
Telecom Italia SpA/Milano(b)	12,471,560	4,939,166
Tenaris SA, NVS	542,989	9,054,308
Terna - Rete Elettrica Nazionale	1,759,039	17,491,547
UniCredit SpA	1,837,873	106,929,031
Unipol Gruppo SpA	499,201	8,954,024
		830,676,340
Japan — 15.0%
77 Bank Ltd. (The)	105,600	3,309,590
ABC-Mart Inc.	160,500	2,984,976
Activia Properties Inc.	1,003	2,405,048
Adastria Co. Ltd.	64,600	1,319,904
ADEKA Corp.	142,100	2,561,626
Advance Residence Investment Corp.	2,985	3,075,764
Advantest Corp.	991,100	41,463,597
Aeon Co. Ltd.(a)	846,500	25,031,998
AEON Financial Service Co. Ltd.	135,500	1,121,254
Aeon Mall Co. Ltd.	155,900	2,991,348
AEON REIT Investment Corp.	3,424	2,996,617
AGC Inc.	221,000	6,900,038
Ai Holdings Corp.	97,800	1,447,262
Aica Kogyo Co. Ltd.	104,300	2,418,123
Aiful Corp.	727,300	1,817,025
Ain Holdings Inc.	44,300	1,707,515
Air Water Inc.	168,500	2,297,734
Aisin Corp.	601,200	7,636,031
Ajinomoto Co. Inc.	1,180,200	24,139,898
Alfresa Holdings Corp.	211,000	3,185,284
Alps Alpine Co. Ltd.	260,500	2,646,221
Amada Co. Ltd.	351,900	3,523,584
Amano Corp.	107,700	3,135,809
ANA Holdings Inc.	108,400	2,082,302
Anritsu Corp.	196,300	1,962,296
Aozora Bank Ltd.	172,800	2,385,855
Appier Group Inc.(a)	132,400	1,168,167
Arcs Co. Ltd.	60,800	1,223,219
ARE Holdings Inc.	214,700	2,667,450
Ariake Japan Co. Ltd.	43,400	1,823,525
Artience Co. Ltd.	104,500	2,156,536
As One Corp.	99,000	1,569,016
Asahi Group Holdings Ltd.	1,877,700	25,954,112
Asahi Intecc Co. Ltd.	266,800	4,101,995
Asahi Kasei Corp.	1,557,300	10,852,420
Asics Corp.	893,500	19,204,928
ASKUL Corp.	65,700	699,277
Astellas Pharma Inc.	2,307,700	23,109,643
Atom Corp.(a)(b)	284,800	1,304,541
Autobacs Seven Co. Ltd.	198,800	2,063,044
Awa Bank Ltd. (The)	59,100	1,136,234
Azbil Corp.	527,200	4,539,872
Bandai Namco Holdings Inc.	782,400	27,190,369
Security	Shares	Value
Japan (continued)
BayCurrent Inc.	181,300	$9,769,091
Bic Camera Inc.	173,600	1,861,614
BIPROGY Inc.	68,700	2,243,615
BML Inc.	59,200	1,234,811
Bridgestone Corp.	712,500	29,793,296
Brother Industries Ltd.	316,200	5,556,763
Calbee Inc.	100,900	2,029,583
Canon Electronics Inc.	57,400	935,472
Canon Inc.	1,205,200	37,192,141
Canon Marketing Japan Inc.	76,600	2,711,629
Capcom Co. Ltd.	433,900	12,561,625
Casio Computer Co. Ltd.	256,500	2,005,977
Central Glass Co. Ltd.	57,900	1,211,390
Central Japan Railway Co.	907,800	19,103,611
Change Holdings Inc.(a)	131,700	1,250,460
Chiba Bank Ltd. (The)	608,100	5,406,908
Chiyoda Corp.(a)(b)	286,000	684,150
Chubu Electric Power Co. Inc.	764,800	9,931,173
Chugai Pharmaceutical Co. Ltd.	870,600	50,154,840
Chugin Financial Group Inc., NVS	204,500	2,297,376
Chugoku Electric Power Co. Inc. (The)	414,000	2,200,853
Citizen Watch Co. Ltd.	366,300	2,118,879
Coca-Cola Bottlers Japan Holdings Inc.	172,675	3,244,011
Colowide Co. Ltd.	139,400	1,755,880
Comforia Residential REIT Inc.	1,596	3,102,651
COMSYS Holdings Corp.	101,700	2,254,085
Concordia Financial Group Ltd.	1,243,900	8,045,488
Cosmo Energy Holdings Co. Ltd.	78,900	3,238,217
Cosmos Pharmaceutical Corp.	57,000	3,667,357
Create Restaurants Holdings Inc.	231,000	2,251,913
Create SD Holdings Co. Ltd.	74,900	1,595,854
Credit Saison Co. Ltd.	153,900	3,594,015
CyberAgent Inc.	410,900	3,517,314
Dai Nippon Printing Co. Ltd.	478,800	6,673,862
Daicel Corp.	271,700	2,312,754
Daido Steel Co. Ltd.	278,000	2,094,708
Daifuku Co. Ltd.	397,500	10,515,650
Dai-ichi Life Holdings Inc.	4,735,900	34,195,312
Daiichi Sankyo Co. Ltd.	2,271,200	58,098,681
Daiichikosho Co. Ltd.	109,400	1,279,424
Daikin Industries Ltd.	333,100	37,947,826
Daio Paper Corp.	115,500	736,891
Daiseki Co. Ltd.	85,360	2,175,468
Daishi Hokuetsu Financial Group Inc.	119,600	2,618,520
Daito Trust Construction Co. Ltd.	68,900	7,671,121
Daiwa House Industry Co. Ltd.	760,800	27,527,968
Daiwa House REIT Investment Corp.	3,115	5,217,540
Daiwa Office Investment Corp.	1,306	2,798,098
Daiwa Securities Group Inc.	1,656,200	10,891,045
Daiwa Securities Living Investments Corp.	4,027	2,542,589
Daiwabo Holdings Co. Ltd.	136,600	2,313,050
DCM Holdings Co. Ltd.	189,700	1,803,776
DeNA Co. Ltd.(b)	119,200	3,222,651
Denka Co. Ltd.	126,600	1,727,703
Denso Corp.	2,438,500	31,485,739
Dentsu Group Inc.	216,500	4,539,164
Dexerials Corp.	253,800	2,981,912
DIC Corp.	118,600	2,314,466
Digital Arts Inc.	27,800	1,375,914
Digital Garage Inc.	53,500	1,681,884
Dip Corp.	76,400	1,110,129
Disco Corp.	114,800	22,211,443

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
DMG Mori Co. Ltd.	152,600	$2,652,449
Doutor Nichires Holdings Co. Ltd.	82,400	1,543,396
Dowa Holdings Co. Ltd.	76,200	2,444,845
Duskin Co. Ltd.	72,100	1,895,200
DyDo Group Holdings Inc.	54,900	1,121,874
Earth Corp.	39,700	1,429,591
East Japan Railway Co.	1,135,700	24,618,424
Ebara Corp.	593,900	8,921,436
EDION Corp.	148,500	1,981,723
Eisai Co. Ltd.	287,500	8,309,890
Eizo Corp.	87,000	1,244,772
Electric Power Development Co. Ltd.	145,500	2,554,317
en Japan Inc.	45,900	527,042
ENEOS Holdings Inc.	3,628,100	17,466,502
Exedy Corp.	83,600	2,510,415
EXEO Group Inc.	252,800	2,951,981
Ezaki Glico Co. Ltd.	91,800	3,028,698
FANUC Corp.	1,205,200	30,587,566
Fast Retailing Co. Ltd.	240,600	79,144,112
FCC Co. Ltd.	70,500	1,446,539
Ferrotec Holdings Corp.	100,700	1,738,524
Financial Products Group Co. Ltd.	157,900	2,491,837
Food & Life Companies Ltd.	137,600	5,091,916
FP Corp.	72,400	1,561,245
Freee KK(b)	67,700	1,912,861
Frontier Real Estate Investment Corp.	3,980	2,209,506
Fuji Co. Ltd./Ehime	73,700	1,076,729
Fuji Corp./Aichi	110,200	1,638,786
Fuji Electric Co. Ltd.	161,800	7,194,716
Fuji Oil Holdings Inc.	78,000	1,711,193
Fuji Seal International Inc.	78,000	1,392,692
Fuji Soft Inc.	35,343	2,427,122
FUJIFILM Holdings Corp.	1,413,800	28,957,975
Fujikura Ltd.	331,400	12,330,358
Fujitec Co. Ltd.	104,800	4,105,882
Fujitsu General Ltd.	99,200	1,947,294
Fujitsu Ltd.	2,270,100	50,431,301
Fukuoka Financial Group Inc.	178,800	4,723,942
Fukuoka REIT Corp.	1,596	1,746,243
Fukuyama Transporting Co. Ltd.	33,400	828,686
Funai Soken Holdings Inc.	109,000	1,742,564
Furukawa Electric Co. Ltd.	102,100	3,224,481
Fuyo General Lease Co. Ltd.	79,200	2,210,035
Global One Real Estate Investment Corp.	3,035	2,534,222
Glory Ltd.	72,000	1,267,754
GLP J-REIT	4,798	4,138,498
GMO internet group Inc.	122,800	2,887,671
GMO Payment Gateway Inc.	55,200	3,457,357
GNI Group Ltd.(a)(b)	80,100	1,326,067
Goldwin Inc.	32,000	1,834,633
Gree Inc.	177,000	664,624
GS Yuasa Corp.	112,900	1,983,076
GungHo Online Entertainment Inc.	81,710	1,729,030
Gunma Bank Ltd. (The)	658,000	5,487,559
Gunze Ltd.	61,200	1,100,400
H.U. Group Holdings Inc.	133,700	2,623,390
H2O Retailing Corp.	166,800	2,281,443
Hachijuni Bank Ltd. (The)	508,300	3,836,643
Hakuhodo DY Holdings Inc.	289,400	2,175,829
Hamamatsu Photonics KK	297,800	2,753,787
Hankyu Hanshin Holdings Inc.	266,300	7,595,456
Hankyu Hanshin REIT Inc.	1,711	1,728,850
Security	Shares	Value
Japan (continued)
Hanwa Co. Ltd.	42,400	$1,405,766
Harmonic Drive Systems Inc.	95,100	2,235,577
Haseko Corp.	290,300	4,146,243
Hazama Ando Corp.	305,300	3,040,667
Heiwa Corp.	118,200	1,839,880
Heiwa Real Estate Co. Ltd.	61,400	2,023,365
Heiwa Real Estate REIT Inc.	2,416	2,225,101
Hikari Tsushin Inc.	21,500	5,963,617
Hino Motors Ltd.(b)	466,400	1,483,089
Hirogin Holdings Inc.	422,100	3,508,478
Hirose Electric Co. Ltd.	33,405	3,778,553
HIS Co. Ltd.	103,100	1,228,744
Hisamitsu Pharmaceutical Co. Inc.	70,600	2,142,213
Hitachi Construction Machinery Co. Ltd.	91,000	2,719,524
Hitachi Ltd.	6,095,600	150,655,877
Hogy Medical Co. Ltd.	55,200	1,579,928
Hokkaido Electric Power Co. Inc.	310,300	1,474,279
Hokkoku Financial Holdings Inc.	34,200	1,274,513
Hokuetsu Corp.(a)	170,100	1,301,838
Hokuhoku Financial Group Inc.	185,100	3,319,628
Hokuriku Electric Power Co.	256,700	1,319,216
Honda Motor Co. Ltd.	5,813,000	59,145,762
Horiba Ltd.	44,900	3,068,997
Hoshino Resorts REIT Inc.	1,234	1,898,353
Hoshizaki Corp.	120,300	5,114,687
House Foods Group Inc.	98,200	1,925,452
Hoya Corp.	438,200	51,561,277
Hulic Co. Ltd.	414,400	4,333,341
Hulic REIT Inc.	2,602	2,663,380
Hyakugo Bank Ltd. (The)	644,200	3,122,745
Ibiden Co. Ltd.(a)	146,600	4,063,930
Ichigo Inc.	403,400	1,087,890
Ichigo Office REIT Investment Corp.	3,108	1,814,719
Idemitsu Kosan Co. Ltd.	1,194,875	7,404,655
IHI Corp.	180,900	14,170,285
Iida Group Holdings Co. Ltd.	137,600	2,178,043
Inaba Denki Sangyo Co. Ltd.	117,700	3,100,594
Industrial & Infrastructure Fund Investment Corp.	5,253	4,297,299
Infomart Corp.	351,300	936,369
Infroneer Holdings Inc.	278,576	2,376,060
Inpex Corp.	1,081,700	13,531,517
Insource Co. Ltd.	139,800	895,161
Internet Initiative Japan Inc.	152,800	2,833,428
Invincible Investment Corp.	11,065	4,573,251
Isetan Mitsukoshi Holdings Ltd.	424,000	5,450,295
Isuzu Motors Ltd.	684,600	9,206,797
Ito En Ltd.	82,900	1,983,321
ITOCHU Corp.	1,537,400	78,627,149
Itoham Yonekyu Holdings Inc.	47,100	1,476,130
Iwatani Corp.	191,600	1,834,548
Iyogin Holdings Inc., NVS	329,000	3,816,141
Izumi Co. Ltd.	37,400	861,058
J Front Retailing Co. Ltd.	298,600	3,654,908
Jaccs Co. Ltd.	62,100	1,644,723
JAFCO Group Co. Ltd.	102,700	1,729,368
Japan Airlines Co. Ltd.	78,600	1,424,028
Japan Airport Terminal Co. Ltd.	75,700	2,177,355
Japan Aviation Electronics Industry Ltd.	73,100	1,170,993
Japan Elevator Service Holdings Co. Ltd.	155,800	3,368,266
Japan Excellent Inc.	2,042	1,844,968
Japan Exchange Group Inc.	1,296,900	14,429,001
Japan Hotel REIT Investment Corp.	7,416	3,667,287

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Lifeline Co. Ltd.	133,300	$1,427,244
Japan Logistics Fund Inc.	5,286	3,456,880
Japan Material Co. Ltd.	142,800	1,197,124
Japan Metropolitan Fund Invest	8,577	5,714,678
Japan Petroleum Exploration Co. Ltd.	239,000	1,715,623
Japan Post Bank Co. Ltd.	2,349,500	24,157,426
Japan Post Holdings Co. Ltd.	2,506,600	24,364,811
Japan Post Insurance Co. Ltd.	201,800	4,056,817
Japan Prime Realty Investment Corp.	1,370	3,383,447
Japan Real Estate Investment Corp.	7,042	5,588,621
Japan Securities Finance Co. Ltd.	224,600	2,687,506
Japan Steel Works Ltd. (The)	90,000	3,708,464
Japan Tobacco Inc.	1,547,700	47,681,599
Jeol Ltd.	62,500	2,010,078
JFE Holdings Inc.	709,400	8,261,685
JGC Holdings Corp.	286,900	2,294,599
JINS Holdings Inc.	34,500	2,163,611
JMDC Inc.(b)	36,400	821,247
JTEKT Corp.	290,800	2,245,867
Juroku Financial Group Inc.	57,400	1,941,674
Justsystems Corp.	56,900	1,361,776
JVCKenwood Corp.	235,200	1,755,315
Kadokawa Corp.	130,136	3,499,729
Kagome Co. Ltd.	135,500	2,788,934
Kajima Corp.	488,800	11,671,391
Kakaku.com Inc.	189,800	3,356,777
Kaken Pharmaceutical Co. Ltd.	65,000	1,850,665
Kamigumi Co. Ltd.	127,100	3,111,348
Kanadevia Corp.	339,400	2,176,897
Kanamoto Co. Ltd.	75,100	1,683,896
Kandenko Co. Ltd.	169,500	3,359,926
Kaneka Corp.	65,700	1,605,657
Kanematsu Corp.	161,000	2,796,012
Kansai Electric Power Co. Inc. (The)	1,190,600	14,668,711
Kansai Paint Co. Ltd.	193,900	2,922,711
Kao Corp.	599,800	25,684,351
Kasumigaseki Capital Co. Ltd.	15,600	1,346,331
Katitas Co. Ltd.	76,000	1,101,169
Kawasaki Heavy Industries Ltd.	191,400	11,417,328
Kawasaki Kisen Kaisha Ltd.	493,300	6,765,266
KDDI Corp.	4,001,200	70,915,699
KDX Realty Investment Corp.	6,834	7,116,703
Keihan Holdings Co. Ltd.	92,900	2,275,293
Keikyu Corp.	375,500	3,907,701
Keio Corp.	117,600	3,198,957
Keisei Electric Railway Co. Ltd.	520,500	5,393,373
Keiyo Bank Ltd. (The)	226,400	1,319,437
Kewpie Corp.	158,200	3,598,309
Keyence Corp.	244,500	102,223,374
KH Neochem Co. Ltd.	90,800	1,609,218
Kikkoman Corp.	854,000	8,359,953
Kinden Corp.	122,100	3,160,466
Kintetsu Group Holdings Co. Ltd.	214,100	4,610,105
Kirin Holdings Co. Ltd.	934,300	14,132,858
Kissei Pharmaceutical Co. Ltd.	80,500	2,112,644
Kiyo Bank Ltd. (The)	88,300	1,500,796
Kobayashi Pharmaceutical Co. Ltd.	67,300	2,567,489
Kobe Bussan Co. Ltd.	194,500	5,943,944
Kobe Steel Ltd.	430,700	5,051,199
Koei Tecmo Holdings Co. Ltd.	143,760	2,466,250
Koito Manufacturing Co. Ltd.	199,100	2,411,608
Kokusai Electric Corp., NVS	185,000	3,416,051
Security	Shares	Value
Japan (continued)
Kokuyo Co. Ltd.	167,000	$3,422,224
Komatsu Ltd.	1,122,100	32,450,644
KOMEDA Holdings Co. Ltd.	137,400	2,777,391
Komeri Co. Ltd.	77,400	1,649,374
Konami Group Corp.	125,500	17,923,399
Konica Minolta Inc.(b)	615,700	1,889,772
Kose Corp.	48,100	2,074,597
Koshidaka Holdings Co. Ltd.	146,500	1,042,999
Kotobuki Spirits Co. Ltd.	188,000	2,798,262
K's Holdings Corp.	226,100	2,165,366
Kubota Corp.	1,215,100	14,119,934
Kumagai Gumi Co. Ltd.	75,600	2,252,907
Kumiai Chemical Industry Co. Ltd.	189,800	1,013,419
Kura Sushi Inc.(a)	56,800	1,266,993
Kuraray Co. Ltd.	322,900	3,771,952
Kureha Corp.	111,900	1,958,625
Kurita Water Industries Ltd.	118,200	3,913,324
Kusuri no Aoki Holdings Co. Ltd.	83,400	1,986,245
KYB Corp.	77,600	1,586,299
Kyocera Corp.	1,534,000	18,180,550
Kyorin Pharmaceutical Co. Ltd.	115,000	1,189,028
Kyoritsu Maintenance Co. Ltd.(a)	82,400	1,748,853
Kyoto Financial Group Inc.	287,300	4,931,363
Kyowa Kirin Co. Ltd.	298,400	4,659,398
Kyudenko Corp.	74,200	2,492,307
Kyushu Electric Power Co. Inc.	431,900	3,849,446
Kyushu Financial Group Inc.	484,300	2,444,737
Kyushu Railway Co.	192,100	4,971,803
LaSalle Logiport REIT	3,136	2,991,578
Lasertec Corp.	99,600	9,259,844
Leopalace21 Corp.	325,500	1,333,492
Lintec Corp.	100,200	1,916,701
Lion Corp.	343,000	4,204,139
Lixil Corp.	287,700	3,390,145
LY Corp.	3,716,300	14,055,123
M&A Capital Partners Co. Ltd.	35,400	681,166
M&A Research Institute Holdings Inc., NVS(a)(b)	75,500	678,026
M3 Inc.(b)	556,800	6,978,145
Mabuchi Motor Co. Ltd.	166,000	2,425,124
Macnica Holdings Inc.	208,800	2,903,045
Makino Milling Machine Co. Ltd.	49,700	3,918,920
Makita Corp.	268,300	7,846,178
Mani Inc.	124,800	1,004,999
Marubeni Corp.	1,864,900	33,062,171
Maruha Nichiro Corp.	85,300	1,949,061
Marui Group Co. Ltd.	166,800	3,320,236
Maruichi Steel Tube Ltd.	106,600	2,518,308
Maruwa Co. Ltd./Aichi	13,600	2,796,519
Matsui Securities Co. Ltd.	346,200	1,785,258
MatsukiyoCocokara & Co.	384,590	7,059,774
Maxell Ltd.	110,600	1,355,599
Mazda Motor Corp.	668,000	3,993,845
McDonald's Holdings Co. Japan Ltd.	107,200	4,532,779
MCJ Co. Ltd.	189,700	1,773,466
Mebuki Financial Group Inc.	1,210,150	5,912,945
Medipal Holdings Corp.	152,800	2,589,299
Medley Inc.(b)	42,600	1,027,748
Megachips Corp.	43,900	1,428,343
Megmilk Snow Brand Co. Ltd.	89,300	1,642,020
Meidensha Corp.	68,900	1,892,854
MEIJI Holdings Co. Ltd.	253,700	6,237,682
Meiko Electronics Co. Ltd.	42,600	1,871,308

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MEITEC Group Holdings Inc.	163,200	$3,349,775
Menicon Co. Ltd.	109,600	1,084,425
Mercari Inc.(b)	155,500	2,519,917
Micronics Japan Co. Ltd.	54,700	1,158,900
Milbon Co. Ltd.	62,400	1,186,531
Minebea Mitsumi Inc.	379,272	5,558,619
Mirai Corp.(a)	5,934	1,725,835
Mirait One Corp.	166,700	2,621,528
MISUMI Group Inc.	333,100	4,666,482
Mitsubishi Chemical Group Corp.	1,581,000	7,686,120
Mitsubishi Corp.	4,470,900	84,887,099
Mitsubishi Electric Corp.	2,508,800	48,533,725
Mitsubishi Estate Co. Ltd.	1,411,200	24,789,104
Mitsubishi Estate Logistics REIT Investment Corp.	3,189	2,603,777
Mitsubishi Gas Chemical Co. Inc.	138,600	2,111,773
Mitsubishi HC Capital Inc.	974,390	6,892,968
Mitsubishi Heavy Industries Ltd.	4,233,600	83,456,284
Mitsubishi Logistics Corp.	433,000	2,988,301
Mitsubishi Materials Corp.	173,100	2,730,226
Mitsubishi Motors Corp.	827,800	2,291,692
Mitsubishi Pencil Co. Ltd.	64,500	1,000,974
Mitsubishi UFJ Financial Group Inc.	15,045,600	189,561,340
Mitsuboshi Belting Ltd.	61,100	1,532,139
Mitsui & Co. Ltd.	3,277,300	66,270,678
Mitsui Chemicals Inc.	203,900	4,480,643
Mitsui E&S Co. Ltd.	162,900	2,078,494
Mitsui Fudosan Co. Ltd.	3,433,300	34,026,223
Mitsui Fudosan Logistics Park Inc.	4,900	3,497,408
Mitsui High-Tec Inc.	174,500	815,082
Mitsui Mining & Smelting Co. Ltd.	104,600	2,843,758
Mitsui OSK Lines Ltd.	444,700	14,810,209
Miura Co. Ltd.	120,400	2,564,572
Mixi Inc.	60,000	1,333,181
Mizuho Financial Group Inc.	3,138,550	78,471,947
Mizuho Leasing Co. Ltd.	315,000	2,320,921
Mochida Pharmaceutical Co. Ltd.	62,800	1,359,420
Monex Group Inc.	335,400	1,688,187
Money Forward Inc.(b)	75,400	2,258,577
MonotaRO Co. Ltd.	318,300	6,121,822
Mori Hills REIT Investment Corp.	3,304	3,041,260
Mori Trust REIT Inc.	3,376	1,498,498
Morinaga & Co. Ltd./Japan	174,100	3,104,178
Morinaga Milk Industry Co. Ltd.	107,100	2,544,978
MOS Food Services Inc.	70,500	1,827,452
MS&AD Insurance Group Holdings Inc.	1,649,800	37,499,620
Murata Manufacturing Co. Ltd.	2,152,300	30,662,869
Musashi Seimitsu Industry Co. Ltd.	114,200	1,964,028
Musashino Bank Ltd. (The)	58,000	1,285,371
Nabtesco Corp.	147,400	2,212,336
Nachi-Fujikoshi Corp.	21,300	455,984
Nagase & Co. Ltd.	151,000	2,659,653
Nagoya Railroad Co. Ltd.	247,900	3,023,187
Nakanishi Inc.	125,300	1,635,846
Namura Shipbuilding Co. Ltd.	106,600	1,504,295
Nankai Electric Railway Co. Ltd.	99,600	1,576,962
Nanto Bank Ltd. (The)	47,600	1,303,685
NEC Corp.	1,572,200	38,271,779
Nexon Co. Ltd.	391,600	6,144,076
Nextage Co. Ltd.	82,000	1,022,031
NGK Insulators Ltd.	220,500	2,720,972
NH Foods Ltd.	88,700	3,348,718
Security	Shares	Value
Japan (continued)
NHK Spring Co. Ltd.	225,300	$2,503,818
Nichias Corp.	107,900	3,629,958
Nichiha Corp.	60,600	1,229,241
Nichirei Corp.	236,800	3,248,289
Nidec Corp.	1,050,800	18,674,104
Nifco Inc./Japan	107,200	2,658,116
Nihon Kohden Corp.	196,900	2,378,465
Nihon M&A Center Holdings Inc.	463,300	1,889,679
Nihon Parkerizing Co. Ltd.	159,200	1,326,166
Nikkon Holdings Co. Ltd.	190,200	3,925,935
Nikon Corp.	320,800	3,084,635
Nintendo Co. Ltd.	1,424,700	118,278,581
Nippn Corp., New	146,400	2,307,567
Nippon Accommodations Fund Inc.	2,366	1,930,115
Nippon Building Fund Inc.	9,276	8,610,069
Nippon Electric Glass Co. Ltd.	114,000	2,608,405
Nippon Express Holdings Inc.	199,800	3,567,999
Nippon Gas Co. Ltd.	192,600	3,552,464
Nippon Kayaku Co. Ltd.	229,500	2,162,259
Nippon Light Metal Holdings Co. Ltd.	93,090	970,550
Nippon Paint Holdings Co. Ltd.	1,251,800	9,537,173
Nippon Paper Industries Co. Ltd.	139,700	1,080,102
Nippon Prologis REIT Inc.	2,311	3,821,988
Nippon REIT Investment Corp.	3,880	2,264,655
Nippon Sanso Holdings Corp.	202,600	6,483,857
Nippon Shinyaku Co. Ltd.	78,300	2,018,918
Nippon Shokubai Co. Ltd.	183,100	2,145,773
Nippon Soda Co. Ltd.	126,600	2,375,287
Nippon Steel Corp.	1,252,317	26,358,400
Nippon Telegraph & Telephone Corp.	39,183,400	40,957,486
Nippon Yusen KK	547,500	17,888,413
Nipro Corp.	212,400	1,882,225
Nishimatsu Construction Co. Ltd.	68,500	2,548,698
Nishimatsuya Chain Co. Ltd.	113,600	1,757,892
Nishi-Nippon Financial Holdings Inc.	200,400	2,943,845
Nishi-Nippon Railroad Co. Ltd.	118,300	1,818,701
Nishio Holdings Co. Ltd.	53,800	1,548,053
Nissan Chemical Corp.	138,600	4,053,859
Nissan Motor Co. Ltd.(b)	2,728,000	6,494,355
Nissan Shatai Co. Ltd.	68,900	509,764
Nissha Co. Ltd.	71,700	614,452
Nisshin Oillio Group Ltd. (The)	59,000	2,036,636
Nisshin Seifun Group Inc.	218,600	2,820,312
Nisshinbo Holdings Inc.	229,800	1,373,676
Nissin Foods Holdings Co. Ltd.	224,800	4,956,573
Nissui Corp.	542,300	3,298,397
Niterra Co. Ltd.	173,700	5,408,469
Nitori Holdings Co. Ltd.	100,200	11,922,270
Nitto Boseki Co. Ltd.	41,200	1,094,986
Nitto Denko Corp.	917,900	16,133,755
Nitto Kogyo Corp.	75,000	1,574,468
Noevir Holdings Co. Ltd.	45,600	1,318,333
NOF Corp.	231,300	3,481,724
Nojima Corp.	115,800	2,082,050
NOK Corp.	117,800	1,627,856
Nomura Co. Ltd.	132,200	798,044
Nomura Holdings Inc.	3,869,700	21,568,008
Nomura Micro Science Co. Ltd.(a)	56,000	918,197
Nomura Real Estate Holdings Inc.	529,500	3,149,171
Nomura Real Estate Master Fund Inc.	4,575	4,554,678
Nomura Research Institute Ltd.	468,220	17,730,288
Noritz Corp.	72,800	895,173

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
North Pacific Bank Ltd.	524,500	$1,833,800
NS Solutions Corp.	126,400	2,998,814
NSD Co. Ltd.	147,000	3,460,738
NSK Ltd.	512,200	2,237,339
NTN Corp.	765,400	1,178,805
NTT Data Group Corp.	775,000	15,391,802
NTT UD REIT Investment Corp.	2,863	2,689,276
Nxera Pharma Co. Ltd.(a)(b)	129,600	812,035
Obayashi Corp.	799,200	12,399,727
OBIC Business Consultants Co. Ltd.	47,600	2,288,207
Obic Co. Ltd.	394,000	13,794,528
Odakyu Electric Railway Co. Ltd.	345,800	3,817,736
Ogaki Kyoritsu Bank Ltd. (The)	78,300	1,270,711
Ohsho Food Service Corp.	103,500	2,341,252
Oiles Corp.	61,700	923,140
Oji Holdings Corp.	792,800	3,742,438
Okamoto Industries Inc.	26,300	927,191
Okamura Corp.	148,400	2,060,556
Okasan Securities Group Inc.	341,300	1,523,904
Oki Electric Industry Co. Ltd.	157,400	1,048,326
OKUMA Corp.	67,200	1,509,751
Okumura Corp.	85,200	2,642,630
Olympus Corp.	1,498,500	19,634,832
Omron Corp.	217,500	6,456,474
Ono Pharmaceutical Co. Ltd.	390,600	4,496,168
Open House Group Co. Ltd.	82,800	3,671,510
Optorun Co. Ltd.	70,300	698,793
Oracle Corp./Japan	42,800	5,145,477
Organo Corp.	51,200	2,450,887
Orient Corp.	119,780	657,562
Oriental Land Co. Ltd./Japan	1,402,500	29,704,242
ORIX Corp.	1,436,300	28,812,220
Orix JREIT Inc.	2,556	3,219,219
Osaka Gas Co. Ltd.	427,600	10,843,106
Osaka Soda Co. Ltd.	124,900	1,302,084
OSG Corp.	118,900	1,413,350
Otsuka Corp.	239,200	5,305,231
Otsuka Holdings Co. Ltd.	552,400	26,929,926
PALTAC Corp.	43,300	1,200,779
Pan Pacific International Holdings Corp.	473,100	14,565,534
Panasonic Holdings Corp.	3,048,400	34,952,840
Paramount Bed Holdings Co. Ltd.	90,300	1,454,590
Park24 Co. Ltd.	200,300	2,837,892
Penta-Ocean Construction Co. Ltd.	361,100	2,071,498
PeptiDream Inc.(b)	142,200	1,935,772
Persol Holdings Co. Ltd.	1,950,000	3,531,981
Pigeon Corp.	199,100	2,411,075
Pilot Corp.	49,700	1,387,187
PKSHA Technology Inc.(b)	37,100	738,034
Pola Orbis Holdings Inc.	147,600	1,355,120
Prestige International Inc.	214,200	1,005,804
Raito Kogyo Co. Ltd.	95,200	1,770,671
Rakus Co. Ltd.	152,600	2,318,727
Rakuten Bank Ltd., NVS(b)	131,800	5,543,204
Rakuten Group Inc.(b)	1,941,600	11,448,310
Recruit Holdings Co. Ltd.	1,842,400	102,097,061
Relo Group Inc.	149,400	1,974,062
Renesas Electronics Corp.	2,197,600	25,789,403
Rengo Co. Ltd.	299,500	1,671,957
Resona Holdings Inc.	2,722,300	21,837,726
Resonac Holdings Corp.	207,700	3,777,639
Resorttrust Inc.	229,000	2,356,753
Security	Shares	Value
Japan (continued)
Ricoh Co. Ltd.	696,400	$7,324,813
Ricoh Leasing Co. Ltd.	31,000	1,193,846
Rinnai Corp.	134,200	3,005,871
Rohm Co. Ltd.	361,200	3,288,721
Rohto Pharmaceutical Co. Ltd.	219,600	3,673,292
Rorze Corp.	142,000	1,429,202
Round One Corp.	376,600	2,337,692
Royal Holdings Co. Ltd.(a)	64,300	1,171,498
Ryohin Keikaku Co. Ltd.	334,900	11,319,802
Ryoyo Ryosan Holdings Inc.	41,316	693,872
Saizeriya Co. Ltd.	52,300	1,685,948
Sakai Moving Service Co. Ltd.	50,000	855,330
Sakata Seed Corp.	84,400	1,954,802
Sakura Internet Inc.(a)	45,700	1,064,950
San-A Co. Ltd.	102,200	2,029,423
Sangetsu Corp.	130,600	2,656,253
San-In Godo Bank Ltd. (The)	195,500	1,736,859
Sanken Electric Co. Ltd.(a)(b)	40,800	1,801,965
Sankyo Co. Ltd.	285,000	4,337,856
Sankyu Inc.	56,700	2,481,532
Sanrio Co. Ltd.	243,500	9,702,550
Sansan Inc.(b)	105,000	1,434,447
Santen Pharmaceutical Co. Ltd.	312,300	3,163,094
Sanwa Holdings Corp.	245,700	8,064,533
Sapporo Holdings Ltd.	92,700	5,147,956
Sawai Group Holdings Co. Ltd.	177,400	2,556,230
SBI Holdings Inc.	314,600	8,272,240
SCREEN Holdings Co. Ltd.	104,600	6,955,587
SCSK Corp.	164,400	4,299,952
Secom Co. Ltd.	505,000	18,569,067
Sega Sammy Holdings Inc.	222,900	4,678,332
Seibu Holdings Inc.	297,300	7,185,349
Seiko Epson Corp.	344,900	4,784,823
Seiko Group Corp.	54,000	1,425,422
Seino Holdings Co. Ltd.	160,500	2,525,994
Seiren Co. Ltd.	89,200	1,385,920
Sekisui Chemical Co. Ltd.	503,500	8,798,118
Sekisui House Ltd.	793,000	18,231,226
Sekisui House REIT Inc.	6,633	3,578,366
Seria Co. Ltd.	95,900	1,946,977
Seven & i Holdings Co. Ltd.	2,883,600	42,448,380
Seven Bank Ltd.	1,189,800	2,141,070
SG Holdings Co. Ltd.	325,200	3,424,242
Sharp Corp./Japan(b)	346,400	2,053,613
Shibaura Machine Co. Ltd.	52,700	1,330,433
SHIFT Inc.(b)	284,600	2,604,144
Shiga Bank Ltd. (The)	66,400	2,669,950
Shikoku Electric Power Co. Inc.	258,300	2,122,717
Shimadzu Corp.	256,600	6,568,298
Shimamura Co. Ltd.	49,400	3,287,025
Shimano Inc.	93,700	13,200,954
Shimizu Corp.	616,800	6,589,329
Shin-Etsu Chemical Co. Ltd.	2,311,800	70,351,470
Shinmaywa Industries Ltd.	117,900	1,110,985
Shionogi & Co. Ltd.	920,400	15,463,191
Ship Healthcare Holdings Inc.	121,500	1,762,658
Shiseido Co. Ltd.	499,600	8,214,040
Shizuoka Financial Group Inc., NVS	473,100	5,257,342
SHO-BOND Holdings Co. Ltd.	84,800	3,044,014
Shochiku Co. Ltd.(a)	14,700	1,376,612
SKY Perfect JSAT Holdings Inc.	311,400	2,517,400
Skylark Holdings Co. Ltd.	231,600	4,806,681

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SMC Corp.	69,000	$22,331,222
SMS Co. Ltd.	119,700	1,109,374
Socionext Inc.	255,700	2,750,200
SoftBank Corp.	36,840,700	55,749,001
SoftBank Group Corp.	1,232,800	62,342,243
Sohgo Security Services Co. Ltd.	327,600	2,589,239
Sojitz Corp.	260,120	6,153,874
Sompo Holdings Inc.	1,140,200	37,365,603
Sony Group Corp.	8,135,600	214,639,779
Sotetsu Holdings Inc.	141,700	2,160,477
Square Enix Holdings Co. Ltd.	92,600	5,354,410
Stanley Electric Co. Ltd.	108,300	2,029,424
Star Micronics Co. Ltd.	105,700	1,212,149
Subaru Corp.	738,000	13,363,644
Sugi Holdings Co. Ltd.	151,500	3,182,383
SUMCO Corp.	420,000	2,896,356
Sumitomo Bakelite Co. Ltd.	147,400	3,427,183
Sumitomo Chemical Co. Ltd.	1,730,600	4,183,394
Sumitomo Corp.	1,401,100	34,209,780
Sumitomo Electric Industries Ltd.	905,300	14,551,246
Sumitomo Forestry Co. Ltd.	196,700	5,663,822
Sumitomo Heavy Industries Ltd.	123,300	2,567,329
Sumitomo Metal Mining Co. Ltd.	279,600	6,203,490
Sumitomo Mitsui Financial Group Inc.	4,871,500	116,220,416
Sumitomo Mitsui Trust Group Inc.	847,800	20,973,495
Sumitomo Osaka Cement Co. Ltd.	53,700	1,466,471
Sumitomo Pharma Co. Ltd.(b)	328,300	1,812,152
Sumitomo Realty & Development Co. Ltd.	364,700	13,583,715
Sumitomo Rubber Industries Ltd.	253,800	3,196,171
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,635,865
Sundrug Co. Ltd.	100,500	3,348,889
Suntory Beverage & Food Ltd.	147,200	5,143,291
Suruga Bank Ltd.	267,900	2,373,032
Suzuken Co. Ltd.	80,100	2,893,823
Suzuki Motor Corp.	2,036,400	24,403,520
Sysmex Corp.	637,800	11,839,578
Systena Corp.	459,500	1,201,914
T Hasegawa Co. Ltd.	89,700	1,797,762
T&D Holdings Inc.	613,100	13,045,912
Tadano Ltd.	145,800	1,010,113
Taiheiyo Cement Corp.	138,400	3,726,470
Taikisha Ltd.	83,600	1,368,363
Taisei Corp.	194,500	10,546,177
Taiyo Holdings Co. Ltd.	114,300	4,231,840
Taiyo Yuden Co. Ltd.	171,100	2,580,574
Takara Bio Inc.	142,900	818,037
Takara Holdings Inc.(a)	407,800	3,291,377
Takasago Thermal Engineering Co. Ltd.	84,900	3,756,318
Takashimaya Co. Ltd.	412,600	3,181,207
Takeda Pharmaceutical Co. Ltd.	2,070,983	62,644,338
Takeuchi Manufacturing Co. Ltd.	79,200	2,479,145
Takuma Co. Ltd.	130,200	1,677,644
Tamron Co. Ltd.	91,400	2,066,413
TDK Corp.	2,562,200	27,342,369
TechnoPro Holdings Inc.	109,900	2,450,727
Teijin Ltd.	257,100	2,155,702
Terumo Corp.	1,708,500	32,701,922
THK Co. Ltd.	136,500	3,362,675
TIS Inc.	258,700	7,466,903
Toagosei Co. Ltd.	183,700	1,728,323
Tobu Railway Co. Ltd.	204,200	3,726,230
Toda Corp.	293,400	1,869,227
Security	Shares	Value
Japan (continued)
Toei Animation Co. Ltd.	83,600	$2,021,525
Toei Co. Ltd.	62,000	2,271,476
Toho Bank Ltd. (The)	515,300	1,271,025
Toho Co. Ltd./Tokyo	134,700	7,690,220
Toho Gas Co. Ltd.	107,500	3,215,632
Toho Holdings Co. Ltd.	93,800	3,066,455
Tohoku Electric Power Co. Inc.	523,300	3,760,724
Tokai Carbon Co. Ltd.	324,900	2,096,511
Tokai Rika Co. Ltd.	87,200	1,298,721
Tokai Tokyo Financial Holdings Inc.	476,900	1,575,128
Tokio Marine Holdings Inc.	2,314,800	92,782,629
Tokuyama Corp.	99,500	2,031,034
Tokyo Century Corp.	171,700	1,808,230
Tokyo Electric Power Co. Holdings Inc.(b)	1,978,800	6,053,454
Tokyo Electron Ltd.	565,100	84,142,440
Tokyo Gas Co. Ltd.	444,900	14,780,821
Tokyo Kiraboshi Financial Group Inc.	36,700	1,450,714
Tokyo Metro Co. Ltd.	363,100	4,600,853
Tokyo Ohka Kogyo Co. Ltd.	146,500	3,222,982
Tokyo Seimitsu Co. Ltd.	55,500	3,097,072
Tokyo Steel Manufacturing Co. Ltd.	150,300	1,699,411
Tokyo Tatemono Co. Ltd.	192,000	3,442,237
Tokyotokeiba Co. Ltd.	31,900	937,482
Tokyu Construction Co. Ltd.	207,100	1,202,412
Tokyu Corp.	619,100	7,508,476
Tokyu Fudosan Holdings Corp.	703,200	4,925,082
Tokyu REIT Inc.	1,919	2,401,374
TOMONY Holdings Inc.	271,900	1,041,898
Tomy Co. Ltd.	165,600	3,646,013
Topcon Corp.	191,100	4,340,043
Toppan Holdings Inc.	274,700	7,711,528
Toray Industries Inc.	1,610,400	10,284,840
Toridoll Holdings Corp.	93,400	2,795,534
Toshiba TEC Corp.	49,200	927,366
Tosoh Corp.	264,500	3,728,582
Totetsu Kogyo Co. Ltd.	53,600	1,182,831
TOTO Ltd.	170,600	4,498,459
Towa Corp.	132,100	1,233,127
Towa Pharmaceutical Co. Ltd.	74,400	1,380,554
Toyo Seikan Group Holdings Ltd.	200,600	3,502,214
Toyo Suisan Kaisha Ltd.	110,800	7,162,750
Toyo Tire Corp.	147,000	2,748,429
Toyobo Co. Ltd.	135,700	841,858
Toyoda Gosei Co. Ltd.	102,500	1,968,170
Toyota Boshoku Corp.	125,200	1,796,461
Toyota Industries Corp.	201,600	23,642,614
Toyota Motor Corp.	12,435,700	237,514,554
Toyota Tsusho Corp.	794,500	15,788,879
Trend Micro Inc./Japan	161,600	11,594,896
Tri Chemical Laboratories Inc.	75,800	1,353,422
Trusco Nakayama Corp.	76,300	1,138,321
TS Tech Co. Ltd.	131,700	1,488,567
Tsubakimoto Chain Co.	152,700	1,855,049
Tsuburaya Fields Holdings Inc.	82,200	1,073,070
Tsumura & Co.	95,600	2,874,791
Tsuruha Holdings Inc.	41,500	3,338,224
UACJ Corp.	56,000	1,889,347
UBE Corp.	127,100	1,864,740
Ulvac Inc.	66,700	2,262,106
Unicharm Corp.	1,441,200	13,381,740
United Urban Investment Corp.	2,853	3,002,231
Universal Entertainment Corp.(a)	39,100	305,635

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Ushio Inc.	172,000	$2,068,794
USS Co. Ltd.	536,100	5,343,705
UT Group Co. Ltd.	51,200	719,688
Valor Holdings Co. Ltd.	53,200	930,817
Visional Inc.(b)	38,800	2,347,349
Wacom Co. Ltd.	348,300	1,333,338
Welcia Holdings Co. Ltd.	139,200	2,454,253
West Holdings Corp.	48,800	540,323
West Japan Railway Co.	491,100	10,330,776
Yakult Honsha Co. Ltd.	295,200	6,064,005
Yamada Holdings Co. Ltd.	859,900	2,771,267
Yamaguchi Financial Group Inc.	286,000	3,378,901
Yamaha Corp.	434,400	3,175,001
Yamaha Motor Co. Ltd.	1,111,600	8,730,210
Yamato Holdings Co. Ltd.	247,100	3,508,267
Yamato Kogyo Co. Ltd.	68,400	4,073,126
Yamazaki Baking Co. Ltd.	161,500	3,866,076
Yaoko Co. Ltd.	38,400	2,571,948
Yaskawa Electric Corp.	284,300	5,989,998
Yokogawa Electric Corp.	270,300	5,849,331
Yokohama Rubber Co. Ltd. (The)	145,400	3,179,144
Yoshinoya Holdings Co. Ltd.	130,300	2,856,005
Zenkoku Hosho Co. Ltd.	151,000	3,276,105
Zensho Holdings Co. Ltd.	125,500	7,755,062
Zeon Corp.	195,600	1,918,096
Zojirushi Corp.	105,100	1,009,574
ZOZO Inc.	534,000	5,423,029
		6,374,934,968
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	2,517,068	2,161,722
Boubyan Bank KSCP	2,789,005	6,178,579
Boubyan Petrochemicals Co. KSCP	1,131,926	2,566,370
Gulf Bank KSCP	4,327,665	4,749,785
Humansoft Holding Co. KSC	164,825	1,276,522
Kuwait Finance House KSCP	14,894,733	35,172,806
Mabanee Co. KPSC	1,533,258	3,966,961
Mobile Telecommunications Co. KSCP	3,037,532	4,692,031
National Bank of Kuwait SAKP	11,176,210	34,757,029
National Industries Group Holding SAK	4,717,298	3,836,602
		99,358,407
Malaysia — 0.4%
AFFIN Bank Bhd	1,005,943	617,224
Alliance Bank Malaysia Bhd	1,957,000	1,985,695
AMMB Holdings Bhd	2,728,600	3,264,536
Axiata Group Bhd	3,685,400	1,793,663
British American Tobacco Malaysia Bhd(a)	181,000	270,556
Bursa Malaysia Bhd	1,255,900	2,151,161
Carlsberg Brewery Malaysia Bhd	222,900	975,284
CELCOMDIGI Bhd	4,296,000	3,806,568
CIMB Group Holdings Bhd	10,204,300	16,856,527
Dialog Group Bhd(a)	5,654,378	1,914,682
Fraser & Neave Holdings Bhd	174,600	1,093,338
Gamuda Bhd	6,648,400	6,550,455
Gas Malaysia Bhd	931,800	912,913
Genting Bhd(a)	3,064,400	2,274,990
Genting Malaysia Bhd	3,843,500	1,528,611
Hartalega Holdings Bhd	2,161,800	1,117,914
Hong Leong Bank Bhd	670,200	3,106,454
IHH Healthcare Bhd	3,116,100	4,997,314
IJM Corp. Bhd	4,314,300	2,272,368
Inari Amertron Bhd	4,970,700	2,219,523
Security	Shares	Value
Malaysia (continued)
IOI Corp. Bhd	2,558,400	$2,168,810
Kossan Rubber Industries Bhd	2,137,300	907,601
KPJ Healthcare Bhd	4,352,900	2,901,760
Kuala Lumpur Kepong Bhd	450,900	2,051,541
Malayan Banking Bhd	7,527,700	17,443,992
Malaysian Resources Corp. Bhd(a)	4,894,200	522,756
Maxis Bhd	2,936,400	2,524,777
MISC Bhd	1,358,100	2,361,560
MR DIY Group M Bhd(c)	7,671,550	2,990,907
My EG Services Bhd	14,480,100	3,019,136
Nationgate Holdings Bhd, NVS(a)	2,842,700	899,440
Nestle Malaysia Bhd	95,100	1,916,523
Pentamaster Corp. Bhd(a)	1,583,900	932,176
Petronas Chemicals Group Bhd	3,268,700	2,789,090
Petronas Dagangan Bhd	343,000	1,568,787
Petronas Gas Bhd	879,500	3,566,918
PPB Group Bhd	991,180	2,855,930
Press Metal Aluminium Holdings Bhd	4,814,800	5,472,349
Public Bank Bhd	17,687,200	18,335,498
QL Resources Bhd	3,888,600	4,325,465
RHB Bank Bhd	2,790,698	4,304,547
Sam Engineering & Equipment M Bhd	236,500	182,098
SD Guthrie Bhd	3,140,400	3,453,627
Sime Darby Bhd(a)	4,724,500	2,276,866
Sime Darby Property Bhd	6,690,400	1,921,613
SP Setia Bhd Group	3,106,400	791,123
Sunway Bhd	3,641,500	3,838,553
Sunway REIT	5,591,400	2,452,689
Supermax Corp. Bhd.(b)	5,469,612	1,009,434
Telekom Malaysia Bhd	1,604,600	2,528,825
Tenaga Nasional Bhd	3,884,600	12,493,416
TIME dotCom Bhd	2,018,200	2,408,744
Top Glove Corp. Bhd(b)	6,651,800	1,355,910
VS Industry Bhd	5,546,700	1,010,979
Yinson Holdings Bhd	3,812,540	1,652,452
YTL Corp. Bhd	5,977,700	2,658,543
YTL Power International Bhd	4,064,100	3,219,526
		186,823,737
Mexico — 0.6%
Alfa SAB de CV, Class A	3,854,963	2,816,941
Alsea SAB de CV	750,200	1,696,993
America Movil SAB de CV, Series B, Class B	25,159,300	21,707,522
Arca Continental SAB de CV	505,000	5,314,339
Banco del Bajio SA(c)	840,600	2,012,931
Bolsa Mexicana de Valores SAB de CV	715,900	1,502,220
Cemex SAB de CV, NVS	21,601,412	13,328,425
Coca-Cola Femsa SAB de CV	521,600	4,912,916
Controladora Alpek SAB de CV, NVS(a)(b)	3,852,338	593,257
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)	1,301,000	484,297
Corp Inmobiliaria Vesta SAB de CV	1,181,500	3,220,876
FIBRA Macquarie Mexico(c)	1,330,863	2,086,164
Fibra Uno Administracion SA de CV	4,488,000	5,787,793
Fomento Economico Mexicano SAB de CV	2,442,300	25,701,407
GCC SAB de CV	202,900	1,701,482
Genomma Lab Internacional SAB de CV, Class B	916,500	1,077,246
Gentera SAB de CV	1,511,900	2,639,783
Gruma SAB de CV, Class B	231,060	4,415,596
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	327,812	3,619,714

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	528,710	$10,734,615
Grupo Aeroportuario del Sureste SAB de CV, Class B	261,890	8,295,999
Grupo Bimbo SAB de CV, Series A, Class A	1,985,500	6,037,346
Grupo Carso SAB de CV, Series A1, Class A1	660,900	4,594,840
Grupo Financiero Banorte SAB de CV, Class O	3,332,700	28,639,076
Grupo Financiero Inbursa SAB de CV, Class O(b)	2,845,800	7,315,304
Grupo Mexico SAB de CV, Series B, Class B	4,102,800	21,318,953
Grupo Televisa SAB, CPO(a)	3,012,900	1,096,969
Industrias Penoles SAB de CV(b)	272,160	5,427,656
Kimberly-Clark de Mexico SAB de CV, Class A	1,954,800	3,445,982
Megacable Holdings SAB de CV, CPO	361,100	883,669
Operadora De Sites Mexicanos SAB de CV, Class A1(a)	2,486,855	2,045,484
Orbia Advance Corp. SAB de CV	1,274,978	852,348
Prologis Property Mexico SA de CV	1,365,481	4,863,662
Promotora y Operadora de Infraestructura SAB de CV	343,115	3,837,331
Qualitas Controladora SAB de CV	323,800	3,568,149
Regional SAB de CV	289,900	2,029,987
Wal-Mart de Mexico SAB de CV	6,478,900	20,533,063
		240,140,335
Netherlands — 2.6%
Aalberts NV	141,379	4,694,719
ABN AMRO Bank NV, CVA(c)	580,157	12,022,503
Adyen NV(b)(c)	28,978	46,892,572
Aegon Ltd.	1,801,041	11,584,196
AerCap Holdings NV	267,643	28,370,158
Akzo Nobel NV	212,776	13,433,513
Allfunds Group PLC	559,590	3,159,124
AMG Critical Materials NV(a)	45,196	805,551
Arcadis NV	107,286	5,202,414
ASM International NV	61,592	30,105,366
ASML Holding NV	517,026	346,118,860
ASR Nederland NV	201,724	12,728,547
Basic-Fit NV(a)(b)(c)	66,469	1,510,810
BE Semiconductor Industries NV	106,631	11,548,530
Brunel International NV	38,650	407,724
Coca-Cola Europacific Partners PLC	272,892	24,762,220
Corbion NV	89,436	1,912,626
CVC Capital Partners PLC(b)(c)	275,025	4,907,243
DSM-Firmenich AG	242,926	26,389,817
Eurocommercial Properties NV	89,431	2,584,234
EXOR NV, NVS	119,489	11,281,519
Flow Traders Ltd., NVS	59,283	1,755,295
Fugro NV	154,814	1,815,599
Heineken Holding NV	182,552	14,273,711
Heineken NV	377,341	33,777,742
IMCD NV	78,128	10,389,512
ING Groep NV	4,159,036	80,765,647
InPost SA(b)	315,005	5,321,028
JDE Peet's NV	174,997	4,236,486
Just Eat Takeaway.com NV(b)(c)	244,000	5,339,965
Koninklijke Ahold Delhaize NV	1,225,477	50,316,916
Koninklijke BAM Groep NV	553,687	3,750,560
Koninklijke KPN NV	5,201,017	24,194,369
Koninklijke Philips NV(b)	1,055,914	26,798,905
Koninklijke Vopak NV	96,497	3,990,216
NN Group NV	346,279	21,233,965
OCI NV	179,606	1,492,279
Pharming Group NV(a)(b)	1,534,221	1,356,949
Security	Shares	Value
Netherlands (continued)
PostNL NV(a)	728,022	$743,324
Prosus NV	1,830,435	85,819,196
Randstad NV	105,282	4,225,988
SBM Offshore NV	159,076	3,344,425
Signify NV(c)	152,616	3,163,588
TKH Group NV	65,859	2,602,099
TomTom NV(a)(b)	149,026	787,709
Universal Music Group NV	1,098,611	32,305,184
Van Lanschot Kempen NV	60,624	3,539,684
Wereldhave NV	87,479	1,652,300
Wolters Kluwer NV	316,305	55,846,478
		1,085,261,365
New Zealand — 0.1%
Air New Zealand Ltd.	1,604,013	552,614
Auckland International Airport Ltd.	1,837,038	8,205,827
Contact Energy Ltd.	996,819	5,251,223
EBOS Group Ltd.	202,494	4,402,300
Fisher & Paykel Healthcare Corp. Ltd.	767,068	15,474,073
Fletcher Building Ltd.(b)	1,089,851	1,984,329
Goodman Property Trust	1,622,015	1,767,980
Infratil Ltd.	1,221,565	7,656,435
Kiwi Property Group Ltd.	1,863,536	913,226
Mercury NZ Ltd.	1,038,106	3,444,772
Meridian Energy Ltd.	1,849,705	6,021,011
Ryman Healthcare Ltd.(b)	1,149,977	1,508,366
Spark New Zealand Ltd.	2,531,119	3,127,247
		60,309,403
Norway — 0.5%
Aker ASA, Class A	41,324	2,396,213
Aker BP ASA	423,509	9,091,681
Atea ASA	185,488	2,531,797
Austevoll Seafood ASA	183,618	1,729,837
Bakkafrost P/F	62,257	3,139,353
BW LPG Ltd.(a)(c)	141,531	1,421,755
BW Offshore Ltd.	250,263	684,390
Crayon Group Holding ASA(b)(c)	154,372	1,848,963
DNB Bank ASA	1,190,921	29,770,767
DNO ASA	1,600,751	1,825,694
Elkem ASA(b)(c)	385,640	678,370
Entra ASA(b)(c)	142,174	1,637,200
Equinor ASA	1,067,992	24,174,666
Europris ASA(c)	401,706	2,978,392
Flex LNG Ltd.	96,281	2,322,945
Frontline PLC, NVS(a)	195,079	3,288,963
Gjensidige Forsikring ASA	197,807	4,628,455
Golden Ocean Group Ltd.(b)	219,902	1,684,660
Grieg Seafood ASA(a)	151,472	955,768
Hoegh Autoliners ASA	179,075	1,441,293
Kongsberg Gruppen ASA	122,172	19,682,971
Leroy Seafood Group ASA	462,869	2,028,807
Mowi ASA	609,850	11,182,491
MPC Container Ships ASA	791,088	1,163,432
Nordic Semiconductor ASA(b)	256,854	2,575,573
Norsk Hydro ASA	1,770,055	9,389,106
Norwegian Air Shuttle ASA(a)(b)	1,509,801	1,993,794
Orkla ASA	957,396	10,677,315
Protector Forsikring ASA	113,060	3,979,198
Salmar ASA	89,468	4,421,071
Scatec ASA(b)(c)	242,729	1,852,421
Schibsted ASA, Class A	101,786	3,097,633
Schibsted ASA, Class B	123,719	3,555,759

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
SpareBank 1 SMN	271,605	$4,929,034
SpareBank 1 Sor-Norge ASA	281,986	4,499,721
Storebrand ASA	554,115	6,690,167
Subsea 7 SA	313,117	4,740,914
Telenor ASA	817,972	12,285,925
TGS ASA	311,809	2,325,600
TOMRA Systems ASA	322,505	5,088,246
Wallenius Wilhelmsen ASA	176,832	1,281,588
Yara International ASA	202,340	6,566,650
		222,238,578
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	252,058	3,569,141
Credicorp Ltd.	83,446	16,871,947
Southern Copper Corp.	116,798	10,455,757
		30,896,845
Philippines — 0.2%
Alliance Global Group Inc.	3,269,600	358,248
Ayala Corp.	352,135	3,779,797
Ayala Land Inc.	10,435,730	4,681,461
Bank of the Philippine Islands	2,349,091	5,889,934
BDO Unibank Inc.	3,638,682	10,443,231
Bloomberry Resorts Corp.	8,028,600	490,154
Converge Information and Communications Technology Solutions Inc.	3,297,100	1,126,442
GT Capital Holdings Inc.	121,228	1,062,366
International Container Terminal Services Inc.	1,576,010	9,639,163
JG Summit Holdings Inc.	4,408,017	1,339,439
Jollibee Foods Corp.	704,610	2,894,240
Manila Electric Co.	401,150	4,093,734
Manila Water Co. Inc.	2,937,100	1,793,127
Megaworld Corp.	8,590,500	274,221
Metropolitan Bank & Trust Co.	2,463,097	3,393,297
PLDT Inc.	104,210	2,427,731
Semirara Mining & Power Corp., Class A	462,200	281,350
SM Investments Corp.	362,725	5,646,346
SM Prime Holdings Inc.	14,502,500	6,330,739
Universal Robina Corp.	1,275,840	1,890,009
		67,835,029
Poland — 0.3%
Alior Bank SA	163,130	4,420,471
Allegro.eu SA (b)(c)	688,381	6,040,143
Asseco Poland SA	135,695	5,603,178
Bank Millennium SA(b)	1,064,453	4,117,724
Bank Polska Kasa Opieki SA	230,335	11,544,765
Budimex SA	18,273	3,071,324
CCC SA(b)	71,956	4,160,699
CD Projekt SA	90,462	5,601,421
Cyfrowy Polsat SA(a)(b)	383,497	1,880,805
Dino Polska SA(b)(c)	66,806	9,365,357
Enea SA(b)	278,887	1,055,486
Grupa Azoty SA(a)(b)	73,664	404,198
Grupa Kety SA	13,741	3,146,600
KGHM Polska Miedz SA	170,274	5,435,568
KRUK SA	22,607	2,398,217
LPP SA	1,268	5,189,611
mBank SA(a)(b)	21,143	4,606,730
Orange Polska SA	943,442	2,420,599
ORLEN SA	718,077	12,967,283
PGE Polska Grupa Energetyczna SA(b)	1,286,285	2,809,391
Powszechna Kasa Oszczednosci Bank Polski SA	1,147,261	22,057,154
Security	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	779,245	$12,156,845
Santander Bank Polska SA	42,407	6,522,545
Tauron Polska Energia SA(b)	1,311,404	2,058,152
		139,034,266
Portugal — 0.1%
Altri SGPS SA	213,023	1,465,556
Banco Comercial Portugues SA, Class R	8,775,562	5,612,835
CTT-Correios de Portugal SA	184,438	1,623,469
EDP Renovaveis SA	355,430	3,328,515
EDP SA	3,892,663	15,343,565
Galp Energia SGPS SA	612,349	9,487,597
Jeronimo Martins SGPS SA	358,443	8,675,169
Navigator Co. SA (The)	467,279	1,773,310
NOS SGPS SA	547,985	2,286,970
REN - Redes Energeticas Nacionais SGPS SA	838,855	2,753,270
Sonae SGPS SA	2,609,941	3,314,457
		55,664,713
Qatar — 0.2%
Barwa Real Estate Co.	3,756,257	2,885,623
Commercial Bank PSQC (The)	3,828,009	4,521,056
Doha Bank QPSC	2,266,514	1,468,269
Dukhan Bank	3,537,980	3,397,424
Industries Qatar QSC	2,254,681	7,768,671
Masraf Al Rayan QSC	8,031,994	4,926,835
Mesaieed Petrochemical Holding Co.	5,967,132	2,307,914
Ooredoo QPSC	1,198,322	4,264,773
Qatar Aluminum Manufacturing Co.	7,291,897	2,567,199
Qatar Electricity & Water Co. QSC	890,544	3,735,848
Qatar Fuel QSC	693,735	2,855,090
Qatar Gas Transport Co. Ltd.	3,215,296	4,039,410
Qatar International Islamic Bank QSC	984,476	2,866,263
Qatar Islamic Bank QPSC	2,197,496	12,727,486
Qatar National Bank QPSC	5,786,911	26,514,052
Qatar Navigation QSC	791,034	2,409,042
United Development Co. QSC	2,244,467	634,890
Vodafone Qatar QSC	6,075,287	3,933,735
		93,823,580
Russia — 0.0%
Aeroflot PJSC(b)(d)	2,248,580	274
Alrosa PJSC(b)(d)	2,008,230	245
Mobile TeleSystems PJSC(b)(d)	1,079,812	132
Moscow Exchange MICEX-RTS PJSC(b)(d)	1,165,970	142
Ozon Holdings PLC, ADR(b)(d)	48,614	6
PhosAgro PJSC, GDR(b)(d)(e)	2	—
PhosAgro PJSC, New(b)(d)	1,044	10
Polyus PJSC(b)(d)	299,560	4
Rosneft Oil Co. PJSC(b)(d)	1,203,679	147
Sberbank of Russia PJSC(b)(d)	10,330,470	1,260
Severstal PAO(b)(d)	165,788	20
Sistema AFK PAO(b)(d)	5,373,780	655
TCS Group Holding PLC, GDR(b)(d)(e)	134,948	16
United Co. RUSAL International PJSC(b)(d)	2,395,510	292
VK Co. Ltd.(b)(d)	113,735	14
VTB Bank PJSC(b)(d)	687,174	—
X5 Retail Group NV, GDR(b)(d)	128,602	16
		3,233
Saudi Arabia — 1.1%
Abdullah Al Othaim Markets Co.	836,872	2,013,068
ACWA Power Co.	192,410	16,499,466
Ades Holding Co.	487,875	1,969,595
Advanced Petrochemical Co.(b)	271,048	2,178,674

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Al Hammadi Holding	111,870	$1,196,820
Al Rajhi Bank	2,551,304	66,277,639
Al Rajhi Co. for Co-operative Insurance(b)	61,286	2,142,942
Aldrees Petroleum and Transport Services Co.	108,204	3,976,978
Alinma Bank	1,739,560	13,473,358
Almarai Co. JSC	522,637	7,361,883
Alujain Corp.(b)	109,273	1,096,156
Arab National Bank	1,068,038	6,126,195
Arabian Contracting Services Co.(b)	23,442	823,699
Arabian Internet & Communications Services Co.	34,921	2,672,138
Arriyadh Development Co.	278,268	2,545,646
Astra Industrial Group	71,117	2,835,151
Bank AlBilad	1,148,531	8,875,660
Bank Al-Jazira(b)	959,588	3,458,915
Banque Saudi Fransi	1,591,781	7,797,081
Bupa Arabia for Cooperative Insurance Co.	104,940	4,700,121
Catrion Catering Holding Co.	99,501	3,125,123
City Cement Co.	209,134	1,131,825
Co. for Cooperative Insurance (The)	125,396	4,648,682
Dallah Healthcare Co.	60,310	1,963,346
Dar Al Arkan Real Estate Development Co.(b)	923,852	5,395,342
Dr Sulaiman Al Habib Medical Services Group Co.	111,797	8,533,970
Electrical Industries Co.	1,164,034	2,211,701
Elm Co.	34,680	9,596,702
Emaar Economic City(b)	422,695	1,715,129
Etihad Atheeb Telecommunication Co.	43,080	1,153,402
Etihad Etisalat Co.	533,531	8,932,603
Jarir Marketing Co.	765,354	2,577,411
Leejam Sports Co. JSC	58,135	2,173,083
Middle East Healthcare Co.(b)	83,053	1,541,969
Mobile Telecommunications Co. Saudi Arabia	799,051	2,719,301
Mouwasat Medical Services Co.	167,071	3,234,117
Nahdi Medical Co.	56,570	1,713,260
National Agriculture Development Co. (The)(b)	313,464	1,860,337
National Gas & Industrialization Co.	120,431	2,843,830
National Industrialization Co.(b)	620,148	1,527,823
Riyad Bank	1,840,466	15,108,865
SABIC Agri-Nutrients Co.	318,073	8,378,868
Sahara International Petrochemical Co.	557,614	2,826,574
SAL Saudi Logistics Services	41,067	2,001,448
Saudi Arabian Mining Co.(b)	1,722,310	23,475,695
Saudi Arabian Oil Co.(c)	7,323,213	49,512,228
Saudi Aramco Base Oil Co.	82,040	2,173,270
Saudi Awwal Bank	1,245,683	11,656,359
Saudi Basic Industries Corp.	1,131,094	18,394,469
Saudi Cement Co.	122,148	1,499,598
Saudi Chemical Co. Holding(b)	1,094,336	2,476,274
Saudi Electricity Co.	1,178,703	4,707,027
Saudi Ground Services Co.	226,614	3,013,543
Saudi Industrial Investment Group	415,504	1,675,883
Saudi Investment Bank (The)	526,511	2,115,333
Saudi Kayan Petrochemical Co.(b)	1,063,275	1,635,917
Saudi National Bank (The)	3,862,812	36,804,950
Saudi Public Transport Co.(b)	183,000	802,396
Saudi Real Estate Co.(b)	327,702	2,020,728
Saudi Research & Media Group(b)	53,365	2,465,372
Saudi Tadawul Group Holding Co.	53,946	2,642,647
Saudi Telecom Co.	2,556,453	32,456,128
Saudia Dairy & Foodstuff Co.	36,278	2,954,934
Savola Group (The)(b)	210,280	1,756,826
Security	Shares	Value
Saudi Arabia (continued)
Seera Group Holding(b)	378,198	$2,468,882
Southern Province Cement Co.	97,807	810,045
United Electronics Co.	111,830	2,802,495
United International Transportation Co.	113,913	2,244,887
Yamama Cement Co.	242,523	2,353,241
Yanbu Cement Co.	180,547	1,050,391
Yanbu National Petrochemical Co.	311,853	2,658,793
		473,564,207
Singapore — 1.1%
CapitaLand Ascendas REIT	4,572,948	9,318,104
CapitaLand Ascott Trust	3,707,265	2,425,688
CapitaLand China Trust(a)	3,050,841	1,610,723
CapitaLand Integrated Commercial Trust	7,188,759	11,830,542
CapitaLand Investment Ltd./Singapore	3,111,900	6,558,613
CDL Hospitality Trusts(a)	2,603,181	1,585,116
City Developments Ltd.	789,900	3,007,578
ComfortDelGro Corp. Ltd.	2,448,500	2,872,525
DBS Group Holdings Ltd.	2,614,500	84,942,971
ESR-REIT, NVS	1,514,924	2,552,899
First Resources Ltd.	1,155,500	1,336,892
Frasers Centrepoint Trust(a)	2,314,346	4,009,375
Frasers Hospitality Trust(a)	1,831,900	920,678
Frasers Logistics & Commercial Trust(a)	3,322,113	2,278,762
Genting Singapore Ltd.	6,452,200	3,658,829
Golden Agri-Resources Ltd.	10,441,700	1,918,695
Grab Holdings Ltd., Class A(b)	3,132,558	15,286,883
Hafnia Ltd.	562,114	2,591,118
Hutchison Port Holdings Trust, Class U	9,058,500	1,348,548
iFAST Corp. Ltd.(a)	296,000	1,409,943
Keppel DC REIT	2,328,287	3,852,022
Keppel Infrastructure Trust	10,289,236	3,154,158
Keppel Ltd.	1,812,100	9,110,694
Keppel REIT	3,615,980	2,368,859
Mapletree Industrial Trust	2,631,460	4,070,551
Mapletree Logistics Trust(a)	4,375,556	3,765,303
Mapletree Pan Asia Commercial Trust	2,578,993	2,415,275
NetLink NBN Trust(a)	6,441,600	4,512,720
Oversea-Chinese Banking Corp. Ltd.	4,395,450	54,397,051
Parkway Life REIT	1,090,200	3,531,647
Raffles Medical Group Ltd.(a)	1,560,000	1,207,712
SATS Ltd.	1,662,297	3,584,763
Sea Ltd., ADR(b)	490,899	65,805,011
Seatrium Ltd.(a)(b)	2,916,189	4,282,569
Sembcorp Industries Ltd.	1,194,900	6,044,006
Sheng Siong Group Ltd.	2,211,700	2,979,887
SIA Engineering Co. Ltd.	600,600	1,030,209
Singapore Airlines Ltd.	1,892,500	9,712,147
Singapore Exchange Ltd.	1,024,600	11,271,473
Singapore Post Ltd.	2,653,000	1,161,094
Singapore Technologies Engineering Ltd.	2,076,300	11,789,731
Singapore Telecommunications Ltd.	10,269,600	29,711,948
Starhill Global REIT	4,849,700	1,839,663
StarHub Ltd.	836,100	748,976
Suntec REIT(a)	2,795,800	2,464,962
United Overseas Bank Ltd.	1,601,800	42,541,944
UOL Group Ltd.	501,800	2,219,802
Venture Corp. Ltd.(a)	229,700	2,039,050
Wilmar International Ltd.	2,162,600	5,072,333
Yangzijiang Financial Holding Ltd.(a)	2,881,000	1,570,777
Yangzijiang Shipbuilding Holdings Ltd.	3,409,800	5,840,861

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Yanlord Land Group Ltd.(a)(b)	925,900	$333,523
		465,895,203
South Africa — 0.9%
Absa Group Ltd.	1,052,432	9,712,813
AECI Ltd.	241,092	1,330,422
African Rainbow Minerals Ltd.	236,524	1,983,132
Anglo American Platinum Ltd.	106,525	3,647,841
Anglogold Ashanti PLC, NVS	660,535	27,499,396
Aspen Pharmacare Holdings Ltd.	487,969	3,204,248
AVI Ltd.	510,165	2,479,345
Barloworld Ltd.	309,308	1,801,642
Bid Corp. Ltd.	463,613	11,651,856
Bidvest Group Ltd. (The)	387,498	4,912,459
Capitec Bank Holdings Ltd.	114,082	21,174,324
Clicks Group Ltd.	335,809	7,141,961
Coronation Fund Managers Ltd.	234,318	480,753
Dis-Chem Pharmacies Ltd.(c)	485,815	824,002
Discovery Ltd.	698,506	7,735,246
Exxaro Resources Ltd.	337,717	2,764,840
FirstRand Ltd.	6,405,109	25,078,187
Foschini Group Ltd. (The)	497,477	3,457,233
Gold Fields Ltd.	1,175,041	26,354,940
Grindrod Ltd.	340,000	212,172
Growthpoint Properties Ltd.	3,621,492	2,552,990
Harmony Gold Mining Co. Ltd.	749,753	11,780,399
Impala Platinum Holdings Ltd.(b)	1,150,165	6,840,176
Investec Ltd.	472,801	2,950,791
JSE Ltd.	192,033	1,314,099
Kumba Iron Ore Ltd.	88,664	1,541,983
Life Healthcare Group Holdings Ltd.	1,948,354	1,532,393
Momentum Group Ltd.	1,786,952	3,262,409
Motus Holdings Ltd.	321,523	1,506,085
Mr. Price Group Ltd.	374,450	4,785,796
MTN Group Ltd.	2,171,843	14,373,941
MultiChoice Group(b)	475,987	2,782,247
Naspers Ltd., Class N	226,071	59,443,590
Nedbank Group Ltd.	552,466	7,527,586
NEPI Rockcastle NV	705,152	5,406,181
Netcare Ltd.	1,783,618	1,310,568
Ninety One Ltd.	267,376	516,889
Northam Platinum Holdings Ltd.	476,962	3,201,449
Oceana Group Ltd.	88,495	279,944
Old Mutual Ltd.	6,036,957	3,677,104
OUTsurance Group Ltd., NVS	1,288,674	5,290,136
Pepkor Holdings Ltd.(c)	2,509,112	3,632,224
Pick n Pay Stores Ltd.(b)	1,181,713	1,782,672
Redefine Properties Ltd.	10,475,943	2,601,914
Reinet Investments SCA	211,493	5,554,274
Remgro Ltd.	587,366	5,061,239
Resilient REIT Ltd.	560,464	1,821,386
Reunert Ltd.	350,150	1,165,806
Sanlam Ltd.	2,361,905	10,753,859
Sappi Ltd.	872,802	1,636,569
Sasol Ltd.(b)	709,166	2,449,504
Shoprite Holdings Ltd.	659,784	10,151,554
Sibanye Stillwater Ltd.(b)	3,514,625	4,015,464
SPAR Group Ltd. (The)(b)	284,276	1,750,931
Standard Bank Group Ltd.	1,728,456	21,585,227
Super Group Ltd./South Africa	763,170	1,188,168
Telkom SA SOC Ltd.(b)	638,765	1,353,054
Thungela Resources Ltd.	176,944	880,263
Tiger Brands Ltd.	197,414	3,077,753
Security	Shares	Value
South Africa (continued)
Truworths International Ltd.	665,778	$2,659,354
Vodacom Group Ltd.	790,590	5,849,761
Vukile Property Fund Ltd.	1,791,729	1,824,953
Wilson Bayly Holmes-Ovcon Ltd.	62,512	645,712
Woolworths Holdings Ltd./South Africa	1,139,057	3,527,165
		400,292,374
South Korea — 2.7%
ABLBio Inc.(b)	84,948	3,915,140
Advanced Nano Products Co. Ltd.	24,297	924,624
Alteogen Inc.(b)	53,930	13,302,376
Amorepacific Corp.	37,810	3,316,001
Amorepacific Group	38,545	623,544
Asiana Airlines Inc.(b)	56,186	374,411
BGF retail Co. Ltd.	10,488	792,530
BNK Financial Group Inc.	303,952	2,215,515
Celltrion Inc.	212,605	24,110,848
Celltrion Pharm Inc.(a)(b)	28,975	978,442
Chabiotech Co. Ltd.(a)(b)	128,301	991,322
Cheil Worldwide Inc.	102,814	1,341,882
Cheryong Electric Co. Ltd.	15,780	348,032
CJ CGV Co. Ltd.(b)	145,150	496,273
CJ CheilJedang Corp.	9,329	1,569,001
CJ Corp.	18,939	1,655,527
CJ ENM Co. Ltd.(b)	12,240	532,377
CJ Logistics Corp.	12,220	712,866
Classys Inc.	52,370	2,368,040
Cosmax Inc.	15,625	1,896,154
CosmoAM&T Co. Ltd.(b)	36,196	1,002,639
Cosmochemical Co. Ltd.(a)(b)	56,331	614,367
Coway Co. Ltd.	69,929	4,305,561
CS Wind Corp.(a)	42,213	1,152,324
Daejoo Electronic Materials Co. Ltd.	24,646	1,427,950
Daesang Corp.	39,383	661,945
Daewoo Engineering & Construction Co. Ltd.(b)	241,803	603,286
Daewoong Pharmaceutical Co. Ltd.(a)	8,311	807,632
DB HiTek Co. Ltd.	58,239	1,574,380
DB Insurance Co. Ltd.	60,865	3,921,246
Dentium Co. Ltd.	16,522	848,037
DGB Financial Group Inc.	270,427	1,955,288
DL E&C Co. Ltd.	39,366	1,203,206
DL Holdings Co. Ltd.(a)	15,408	352,175
Dongjin Semichem Co. Ltd.(a)	94,476	1,934,449
Doosan Bobcat Inc.	79,421	2,730,536
Doosan Co. Ltd.	11,082	2,357,433
Doosan Enerbility Co. Ltd.(b)	603,868	12,268,524
Doosan Fuel Cell Co. Ltd.(b)	77,000	826,192
DoubleUGames Co. Ltd.	19,485	773,151
Douzone Bizon Co. Ltd.	31,275	1,341,614
Ecopro BM Co. Ltd.(a)(b)	64,982	4,628,673
Ecopro Co. Ltd.(a)	132,635	4,741,831
Ecopro HN Co. Ltd.	32,379	636,960
Ecopro Materials Co. Ltd.(b)	37,467	1,458,641
E-MART Inc.	22,933	1,475,355
Enchem Co. Ltd.(a)(b)	18,991	1,058,276
Eo Technics Co. Ltd.	15,408	1,247,871
F&F Co. Ltd./New	23,805	1,181,983
Fila Holdings Corp.	72,213	1,877,839
Grand Korea Leisure Co. Ltd.	77,184	659,509
Green Cross Corp.	11,584	1,010,840
Green Cross Holdings Corp.	37,262	366,768
GS Engineering & Construction Corp.	130,810	1,681,549
GS Holdings Corp.	67,923	1,846,906

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
GS Retail Co. Ltd.	64,170	$667,826
Hana Financial Group Inc.	384,635	17,443,236
Hana Micron Inc.(a)	100,272	768,020
Hana Tour Service Inc.	37,097	1,358,113
Hanall Biopharma Co. Ltd.(b)	65,651	1,283,050
Hanjin Kal Corp.	48,204	2,684,213
Hankook Tire & Technology Co. Ltd.	109,201	3,171,833
Hanmi Pharm Co. Ltd.	9,709	1,836,447
Hanmi Semiconductor Co. Ltd.(a)	57,444	3,074,253
Hanon Systems(b)	265,899	666,323
Hansol Chemical Co. Ltd.	13,559	1,104,867
Hanssem Co. Ltd.	12,601	376,275
Hanwha Aerospace Co. Ltd.	44,220	24,851,798
Hanwha Corp.	34,198	1,159,886
Hanwha Engine(b)	94,270	1,811,777
Hanwha Industrial Solutions Co. Ltd./ New(a)(b)	50,514	2,143,322
Hanwha Life Insurance Co. Ltd.(b)	669,460	1,248,791
Hanwha Ocean Co. Ltd.(b)	115,949	6,406,512
Hanwha Solutions Corp.	146,713	3,084,504
HD Hyundai Co. Ltd.	60,282	3,333,898
HD Hyundai Electric Co. Ltd.	32,736	7,124,164
HD Hyundai Heavy Industries Co. Ltd.	31,643	8,949,567
HD Hyundai Infracore Co. Ltd.(a)	159,817	928,437
HD Hyundai Mipo(a)	37,902	4,452,471
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	55,368	10,591,713
HDC Hyundai Development Co-Engineering & Construction, Class E	74,069	1,295,971
HL Mando Co. Ltd.(a)	57,113	1,498,566
HLB Inc.(b)	165,049	6,581,816
HLB Life Science Co. Ltd.(a)(b)	206,476	912,842
HMM Co. Ltd.	359,374	4,625,298
Hotel Shilla Co. Ltd.(b)	43,030	1,329,283
HPSP Co. Ltd.(a)	76,296	1,207,381
HS Hyosung Advanced Materials Corp.	5,997	750,030
Hugel Inc.(b)	8,986	2,302,601
HYBE Co. Ltd.	26,603	5,006,154
Hyosung Corp.	9,684	361,548
Hyosung Heavy Industries Corp.	7,693	2,660,792
Hyosung TNC Corp.(a)	3,715	621,445
Hyundai Bioscience Co. Ltd.(a)(b)	83,837	635,080
Hyundai Department Store Co. Ltd.	21,210	890,975
Hyundai Elevator Co. Ltd.	38,707	2,009,539
Hyundai Engineering & Construction Co. Ltd.	91,507	2,681,673
Hyundai Glovis Co. Ltd.	47,828	3,834,936
Hyundai Marine & Fire Insurance Co. Ltd.(b)	104,510	1,635,267
Hyundai Mobis Co. Ltd.	81,689	15,333,728
Hyundai Motor Co.	182,405	24,442,181
Hyundai Rotem Co. Ltd.	112,290	8,850,588
Hyundai Steel Co.	109,666	1,887,935
Hyundai Wia Corp.(a)	17,876	537,998
Industrial Bank of Korea	363,023	3,917,893
ISC Co. Ltd.	18,728	652,443
ISU Specialty Chemical, NVS(a)(b)	39,608	1,202,784
IsuPetasys Co. Ltd.(a)	84,840	1,915,549
JB Financial Group Co. Ltd.	153,247	1,841,268
Jusung Engineering Co. Ltd.(a)	73,264	1,729,241
JYP Entertainment Corp.(a)	48,677	2,367,750
Kakao Corp.(a)	417,359	11,212,241
Kakao Games Corp.(b)	57,672	575,937
KakaoBank Corp.	208,716	3,271,465
Kangwon Land Inc.	120,334	1,373,629
Security	Shares	Value
South Korea (continued)
KB Financial Group Inc.	500,487	$31,630,125
KCC Corp.	8,523	1,496,692
KEPCO Engineering & Construction Co. Inc.(a)	30,901	1,475,829
KEPCO Plant Service & Engineering Co. Ltd.	26,600	821,733
KG Mobility Co.(a)(b)(d)	88,242	225,566
Kia Corp.	317,937	20,205,935
KIWOOM Securities Co. Ltd.	24,079	2,315,419
Koh Young Technology Inc.	97,679	950,281
Kolmar Korea Co. Ltd.	48,948	2,615,899
Kolon Industries Inc.	24,923	528,846
Korea Aerospace Industries Ltd.	94,325	5,520,899
Korea Electric Power Corp.	321,567	5,799,475
Korea Gas Corp.	49,309	1,343,273
Korea Investment Holdings Co. Ltd.	52,201	3,047,758
Korea Zinc Co. Ltd.	7,295	4,068,160
Korean Air Lines Co. Ltd.	213,686	3,150,340
Korean Reinsurance Co.	229,643	1,307,216
Krafton Inc.(b)	37,588	9,840,615
KT&G Corp.	138,172	11,152,451
Kum Yang Co. Ltd.(a)(b)(d)	49,335	332,345
Kumho Petrochemical Co. Ltd.	24,897	2,083,167
Kumho Tire Co. Inc.(b)	246,156	833,160
L&F Co. Ltd.(b)	31,877	1,451,791
Lake Materials Co. Ltd.	101,309	912,150
LEENO Industrial Inc.	73,520	1,867,152
LG Chem Ltd.	63,819	9,672,425
LG Corp.	118,114	5,531,150
LG Display Co. Ltd.(b)	354,391	2,105,399
LG Electronics Inc.	143,319	7,193,980
LG Energy Solution Ltd.(a)(b)	63,168	14,411,857
LG H&H Co. Ltd.	10,724	2,540,959
LG Innotek Co. Ltd.	19,253	1,892,513
LG Uplus Corp.	279,068	2,356,333
LIG Nex1 Co. Ltd.(a)	14,205	3,209,183
LigaChem Biosciences Inc.(b)	45,319	3,339,740
Lotte Chemical Corp.	23,965	1,016,587
Lotte Chilsung Beverage Co. Ltd.	4,748	366,391
Lotte Energy Materials Corp.(b)	34,126	544,309
Lotte Fine Chemical Co. Ltd.(a)	44,479	1,086,487
Lotte Shopping Co. Ltd.	12,216	579,690
Lotte Wellfood Co. Ltd.(a)	6,530	544,202
LS Corp.	25,726	2,383,290
LS Electric Co. Ltd.(a)	21,385	3,088,682
Lunit Inc.(a)(b)	37,214	1,353,565
LX International Corp.	65,510	1,221,808
LX Semicon Co. Ltd.	16,941	644,773
Medytox Inc.(a)	8,402	1,032,215
Meritz Financial Group Inc.(a)	133,386	11,652,686
Mirae Asset Securities Co. Ltd.	350,435	2,912,929
Naturecell Co. Ltd.(a)(b)	99,646	1,836,946
NAVER Corp.	187,406	26,369,070
NCSoft Corp.	20,648	2,125,402
Netmarble Corp.(c)	33,412	1,051,006
Nexon Games Co. Ltd.(b)	73,258	665,084
NH Investment & Securities Co. Ltd.	251,216	2,715,866
NongShim Co. Ltd.	6,020	1,706,091
OCI Holdings Co. Ltd.	22,433	1,021,661
Orion Corp./Republic of Korea	31,411	2,722,668
Oscotec Inc.(a)(b)	56,282	1,088,406
Pan Ocean Co. Ltd.	354,924	835,153
Paradise Co. Ltd.	57,062	497,108
Pearl Abyss Corp.(b)	45,056	1,122,479

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Poongsan Corp.	31,668	$1,322,235
Posco DX Co. Ltd.(a)	77,848	1,342,727
POSCO Future M Co. Ltd.(a)(b)	39,952	3,507,547
POSCO Holdings Inc.	93,491	17,085,742
Posco International Corp.	69,598	2,399,363
Rainbow Robotics(b)	13,173	2,498,777
S-1 Corp.	20,485	913,026
Sam Chun Dang Pharm Co. Ltd.(a)	24,582	2,434,213
Samsung Biologics Co. Ltd.(b)(c)	23,337	17,270,978
Samsung C&T Corp.	114,212	9,829,014
Samsung E&A Co. Ltd.	202,835	2,742,604
Samsung Electro-Mechanics Co. Ltd.	70,143	5,787,062
Samsung Electronics Co. Ltd.	6,296,044	245,656,115
Samsung Fire & Marine Insurance Co. Ltd.	41,035	10,826,169
Samsung Heavy Industries Co. Ltd.(b)	891,365	9,132,574
Samsung Life Insurance Co. Ltd.	97,713	5,932,899
Samsung SDI Co. Ltd.	71,593	8,865,403
Samsung SDS Co. Ltd.	46,264	4,169,157
Samsung Securities Co. Ltd.	88,634	3,249,017
Samyang Foods Co. Ltd.	5,679	3,876,146
SD Biosensor Inc.(a)	56,710	374,956
Seah Besteel Holdings Corp.(a)	26,113	328,688
Seegene Inc.	56,570	1,046,029
Seojin System Co. Ltd.(a)(b)	79,221	1,135,900
SFA Engineering Corp.	40,481	578,035
Shinhan Financial Group Co. Ltd.	572,871	20,703,539
Shinsegae Inc.(a)	8,694	963,924
Shinsung Delta Tech Co. Ltd.	28,767	1,200,541
Silicon2 Co. Ltd.(a)(b)	39,771	1,000,473
SK Biopharmaceuticals Co. Ltd.(b)	42,754	3,206,011
SK Bioscience Co. Ltd.(b)	41,726	1,164,110
SK Chemicals Co. Ltd.	20,766	581,187
SK Hynix Inc.	716,312	89,376,449
SK IE Technology Co. Ltd.(a)(b)(c)	41,132	647,988
SK Inc.	49,568	4,613,334
SK Innovation Co. Ltd.(a)	75,248	4,998,058
SK Networks Co. Ltd.	167,542	497,579
SK Square Co. Ltd.(a)(b)	123,953	7,663,370
SK Telecom Co. Ltd.	28,353	1,083,276
SKC Co. Ltd.(a)(b)	31,277	2,243,812
SM Entertainment Co. Ltd.	24,045	2,090,750
S-Oil Corp.(a)	58,678	2,143,263
SOLUM Co. Ltd.(b)	112,763	1,305,034
Solus Advanced Materials Co. Ltd.	57,717	346,625
Soop Co. Ltd.	16,515	952,888
Soulbrain Co. Ltd.	9,880	1,203,556
Taihan Electric Wire Co. Ltd.(a)(b)	125,982	1,032,109
TCC Steel(a)	44,281	621,972
TechWing Inc.	40,671	977,222
TKG Huchems Co. Ltd.	39,610	447,894
Wemade Co. Ltd.(b)	37,754	761,832
Woori Financial Group Inc.	793,897	9,886,045
YG Entertainment Inc.(a)	18,444	870,759
Youngone Corp.	21,168	705,853
Youngone Holdings Co. Ltd.	15,947	1,073,505
Yuhan Corp.(a)	77,964	6,247,887
		1,133,804,555
Spain — 1.9%
Acciona SA	35,739	5,208,006
Acerinox SA	247,647	2,798,729
ACS Actividades de Construccion y Servicios SA	258,848	16,218,076
Aena SME SA(c)	94,592	23,763,015
Security	Shares	Value
Spain (continued)
Almirall SA	136,557	$1,515,202
Amadeus IT Group SA	568,282	44,731,181
Atresmedia Corp. de Medios de Comunicacion SA	204,671	1,292,068
Banco Bilbao Vizcaya Argentaria SA	7,420,642	101,841,178
Banco de Sabadell SA	7,174,491	20,933,611
Banco Santander SA	19,802,533	139,426,878
Bankinter SA	870,207	10,136,986
CaixaBank SA	5,095,187	39,050,563
Cellnex Telecom SA(c)	692,871	28,040,038
CIE Automotive SA	119,197	3,151,056
Construcciones y Auxiliar de Ferrocarriles SA	47,469	2,320,187
Enagas SA	305,049	4,756,278
Ence Energia y Celulosa SA	277,571	895,123
Endesa SA	373,766	11,225,156
Ferrovial SE	660,893	32,240,011
Fluidra SA	146,760	3,397,727
Gestamp Automocion SA(c)	202,590	605,167
Grifols SA(b)	328,489	3,110,338
Iberdrola SA	7,568,351	136,425,990
Indra Sistemas SA	193,346	6,164,621
Industria de Diseno Textil SA	1,398,864	75,223,886
Inmobiliaria Colonial SOCIMI SA	395,893	2,565,821
Laboratorios Farmaceuticos Rovi SA	31,370	1,839,064
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	928,659	1,348,951
Logista Integral SA	71,673	2,450,378
Mapfre SA	862,720	3,071,283
Melia Hotels International SA	199,183	1,445,914
Merlin Properties SOCIMI SA	461,808	5,237,028
Neinor Homes SA(c)	57,545	1,001,713
Pharma Mar SA	22,806	1,931,928
Prosegur Cia. de Seguridad SA	370,157	1,035,134
Redeia Corp. SA	286,554	6,009,120
Repsol SA	1,431,191	17,494,402
Sacyr SA	812,747	2,981,266
Solaria Energia y Medio Ambiente SA(a)(b)	177,018	1,334,278
Talgo SA(b)(c)	192,819	698,894
Tecnicas Reunidas SA(b)	102,250	1,716,076
Telefonica SA	5,211,559	26,773,043
Unicaja Banco SA(c)	1,921,017	3,661,555
Vidrala SA	11,166	1,217,071
Viscofan SA	54,096	3,902,564
		802,186,554
Sweden — 2.4%
AAK AB	226,124	5,913,563
AddLife AB, Class B	184,823	3,507,396
AddTech AB, Class B	352,679	11,864,981
AFRY AB	155,101	2,687,036
Alfa Laval AB	381,857	15,837,834
Alimak Group AB(c)	85,139	1,074,643
Alleima AB, NVS	309,714	2,435,072
Arjo AB, Class B	401,463	1,344,923
Asmodee Group AB, Class B(b)	174,745	1,925,440
Assa Abloy AB, Class B	1,351,077	41,010,557
Atlas Copco AB, Class A	3,509,110	54,316,448
Atlas Copco AB, Class B	1,939,500	26,931,354
Attendo AB(c)	121,070	824,174
Avanza Bank Holding AB	172,689	5,738,484
Axfood AB	133,636	3,735,975
Beijer Ref AB, Class B	520,477	7,939,018
Betsson AB, Class B	220,228	3,851,582

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Bilia AB, Class A	122,409	$1,531,995
Billerud Aktiebolag	314,814	3,321,928
BioArctic AB, Class B(a)(b)(c)	72,301	1,470,130
BioGaia AB, Class B	194,366	2,069,079
Biotage AB	120,732	1,757,507
Boliden AB(b)	347,392	10,644,102
BoneSupport Holding AB(b)(c)	107,850	3,528,248
Bravida Holding AB(c)	302,206	2,879,664
Bufab AB	53,489	2,210,858
Bure Equity AB	80,824	2,723,191
Camurus AB(b)	62,391	4,009,674
Castellum AB(b)	496,077	6,037,361
Catena AB	71,891	3,384,364
Clas Ohlson AB, Class B	86,721	2,456,638
Cloetta AB, Class B	539,566	1,569,706
Corem Property Group AB, Class B	996,809	504,073
Dios Fastigheter AB	186,237	1,293,276
Dometic Group AB(c)	445,557	1,606,341
Electrolux AB, Class B(b)	335,963	2,097,396
Electrolux Professional AB, Class B	481,275	2,788,549
Elekta AB, Class B	445,215	2,267,089
Embracer Group AB(b)	205,973	2,599,330
Epiroc AB, Class A	825,615	17,861,940
Epiroc AB, Class B	529,953	10,393,204
EQT AB	496,139	14,337,188
Essity AB, Class B	807,491	23,351,861
Evolution AB(c)	217,908	15,095,489
Fabege AB	355,265	3,030,531
Fastighets AB Balder, Class B(b)	860,016	6,182,171
Fortnox AB	750,413	6,794,936
Getinge AB, Class B	289,353	5,592,326
Granges AB	142,170	1,775,794
H & M Hennes & Mauritz AB, Class B	713,389	10,337,419
Hemnet Group AB	111,555	3,829,205
Hexagon AB, Class B	2,632,087	25,616,951
Hexatronic Group AB(a)(b)	287,313	760,277
Hexpol AB	385,758	3,354,345
HMS Networks AB(b)	68,865	3,086,811
Holmen AB, Class B	102,290	4,044,444
Hufvudstaden AB, Class A	167,855	2,043,781
Husqvarna AB, Class B	514,081	2,391,122
Industrivarden AB, Class A	171,576	6,029,538
Industrivarden AB, Class C	222,158	7,801,455
Indutrade AB	371,851	10,059,923
Instalco AB	405,507	1,124,278
Investment AB Latour, Class B	173,655	4,686,365
Investor AB, Class B	2,248,144	66,609,042
INVISIO AB	88,023	3,537,692
JM AB	148,396	2,367,468
Kinnevik AB, Class B	361,170	2,890,715
L E Lundbergforetagen AB, Class B	78,997	4,168,199
Lifco AB, Class B	341,108	13,205,909
Lindab International AB	164,670	3,462,133
Loomis AB, Class B	95,225	3,963,400
Medicover AB, Class B	67,011	1,672,207
MEKO AB	85,725	1,124,611
Millicom International Cellular SA	177,842	6,142,663
MIPS AB	50,164	1,768,051
Modern Times Group MTG AB, Class B(b)	136,345	1,633,572
Munters Group AB(c)	199,053	2,547,541
Mycronic AB	120,444	4,809,449
NCC AB, Class B	161,567	3,007,965
Security	Shares	Value
Sweden (continued)
New Wave Group AB, Class B	214,134	$2,620,323
Nibe Industrier AB, Class B	2,063,518	8,799,668
Nolato AB, Class B	386,295	2,170,396
Nordea Bank Abp	4,023,248	55,717,752
Nordnet AB publ	204,152	5,404,355
Nyfosa AB(b)	349,259	3,278,470
Pandox AB, Class B	171,709	2,863,741
Paradox Interactive AB	52,148	1,022,404
Peab AB, Class B	245,590	2,042,837
Platzer Fastigheter Holding AB, Class B	141,789	1,114,290
Ratos AB, Class B	405,081	1,382,458
Saab AB, Class B	427,933	19,926,486
Sagax AB, Class B	276,100	6,275,556
Samhallsbyggnadsbolaget i Norden AB(a)	1,809,910	734,759
Sandvik AB	1,326,026	27,375,048
Scandic Hotels Group AB(c)	438,962	3,416,547
Sectra AB, Class B	182,317	5,593,612
Securitas AB, Class B	587,118	9,303,911
Sinch AB(b)(c)	927,248	2,155,639
Skandinaviska Enskilda Banken AB, Class A	2,014,987	31,973,149
Skanska AB, Class B	412,251	9,579,324
SKF AB, Class B	401,933	7,878,441
SSAB AB, Class A	233,980	1,478,480
SSAB AB, Class B	882,310	5,484,343
Storskogen Group AB, Class B	2,032,238	2,677,526
Svenska Cellulosa AB SCA, Class B	765,987	9,904,633
Svenska Handelsbanken AB, Class A	1,848,346	24,194,498
Sweco AB, Class B	258,710	4,551,212
Swedbank AB, Class A	1,075,619	26,851,588
Swedish Orphan Biovitrum AB(b)	237,495	7,223,341
Tele2 AB, Class B	695,737	10,264,923
Telefonaktiebolaget LM Ericsson, Class B	3,606,128	30,462,332
Telia Co. AB	2,802,561	10,527,735
Thule Group AB(c)	175,967	4,010,977
Trelleborg AB, Class B	289,693	9,989,098
Truecaller AB, Class B	404,909	3,047,127
Vitec Software Group AB, Class B	52,906	2,417,327
Vitrolife AB	106,473	1,732,969
Volvo AB, Class B	2,000,411	54,378,216
Wallenstam AB, Class B	640,989	3,169,275
Wihlborgs Fastigheter AB	407,132	4,222,922
Yubico AB(a)(b)	82,346	1,649,694
		995,048,332
Switzerland — 5.9%
ABB Ltd., Registered	2,083,042	110,006,999
Accelleron Industries AG, NVS	140,146	7,523,657
Adecco Group AG, Registered	202,681	5,275,016
Alcon AG	659,466	64,074,040
Allreal Holding AG, Registered	18,894	4,163,104
ALSO Holding AG, Registered	9,603	2,932,808
ams-OSRAM AG(b)	144,463	1,282,471
Aryzta AG(b)	1,426,201	3,577,142
Autoneum Holding AG	5,669	849,619
Avolta AG, Registered	114,842	5,233,093
Bachem Holding AG	46,531	2,851,572
Baloise Holding AG, Registered	60,286	13,411,976
Banque Cantonale Vaudoise, Registered	42,793	5,266,861
Barry Callebaut AG, Registered	4,455	3,993,972
Basilea Pharmaceutica Ag Allschwil, Registered(b)	29,738	1,593,686
Belimo Holding AG, Registered	14,631	12,431,396
BKW AG	32,209	6,457,496

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Bossard Holding AG, Class A, Registered	8,638	$1,883,687
Bucher Industries AG, Registered	7,387	3,190,623
Burckhardt Compression Holding AG	6,077	4,131,695
Bystronic AG, Registered	1,498	457,377
Cembra Money Bank AG	42,672	5,150,884
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,309	19,077,359
Chocoladefabriken Lindt & Spruengli AG, Registered	124	17,563,672
Cie Financiere Richemont SA, Class A, Registered	711,621	125,747,130
Clariant AG, Registered	261,268	2,924,380
Comet Holding AG, Registered	12,086	3,120,339
COSMO Pharmaceuticals NV	20,311	1,177,912
Daetwyler Holding AG, Bearer	10,795	1,558,697
DKSH Holding AG	46,479	3,424,080
dormakaba Holding AG	5,219	4,402,524
EFG International AG	123,090	1,862,145
Emmi AG, Registered	2,113	2,078,486
EMS-Chemie Holding AG, Registered	8,930	6,584,100
Flughafen Zurich AG, Registered	24,028	6,054,639
Forbo Holding AG, Registered	1,513	1,451,651
Galderma Group AG	125,994	14,633,649
Galenica AG(c)	65,924	6,905,053
Geberit AG, Registered	45,935	31,820,106
Georg Fischer AG	107,504	7,773,045
Givaudan SA, Registered	12,122	58,480,884
Helvetia Holding AG, Registered	47,935	10,574,342
Holcim AG	689,457	77,045,367
Huber + Suhner AG, Registered	34,149	3,004,875
Implenia AG, Registered	18,572	1,050,385
Inficon Holding AG	27,770	2,946,614
Interroll Holding AG, Registered	775	1,700,835
Julius Baer Group Ltd.	265,352	17,207,558
Kardex Holding AG, Registered	10,718	2,700,113
Komax Holding AG, Registered(a)(b)	6,287	783,066
Kuehne + Nagel International AG, Registered	63,699	14,669,689
Landis+Gyr Group AG	37,202	2,392,724
LEM Holding SA, Registered	842	702,632
Logitech International SA, Registered	200,760	15,255,767
Lonza Group AG, Registered	94,977	68,241,848
Medmix AG(c)	36,563	457,482
Mobilezone Holding AG, Registered	51,469	707,521
Mobimo Holding AG, Registered	12,637	4,880,934
Nestle SA, Registered	3,447,520	366,945,011
Novartis AG, Registered	2,584,026	294,726,789
OC Oerlikon Corp. AG Pfaffikon, Registered	322,339	1,367,408
Partners Group Holding AG	29,726	38,949,126
PSP Swiss Property AG, Registered	61,096	10,879,397
Roche Holding AG, Bearer	39,150	13,619,371
Roche Holding AG, NVS	925,728	302,700,423
Sandoz Group AG	558,611	24,229,569
Schindler Holding AG, Participation Certificates, NVS	56,306	20,593,631
Schindler Holding AG, Registered	29,753	10,548,746
Schweiter Technologies AG, NVS	1,583	728,830
Sensirion Holding AG(b)(c)	15,377	1,191,556
SFS Group AG	23,386	3,161,217
SGS SA	202,589	19,785,080
Siegfried Holding AG	54,230	6,456,437
SIG Group AG	413,265	7,971,862
Sika AG, Registered	201,620	50,386,360
Security	Shares	Value
Switzerland (continued)
Softwareone Holding AG	148,120	$1,025,316
Sonova Holding AG, Registered	67,880	20,867,258
Stadler Rail AG	70,864	1,869,179
Straumann Holding AG	149,408	18,218,333
Sulzer AG, Registered	31,682	5,362,501
Sunrise Communications AG, Class A(b)	86,360	4,670,645
Swatch Group AG (The), Bearer	36,231	6,287,607
Swiss Life Holding AG, Registered	38,782	38,722,270
Swiss Prime Site AG, Registered	103,541	14,599,904
Swiss Re AG	397,953	71,434,239
Swisscom AG, Registered	33,753	22,509,305
Swissquote Group Holding SA, Registered	14,948	7,716,110
Tecan Group AG, Registered	15,606	3,039,409
Temenos AG, Registered	77,770	5,570,694
UBS Group AG, Registered	4,311,806	130,886,448
Valiant Holding AG, Registered	26,290	3,871,937
VAT Group AG(c)	36,923	13,328,836
Vontobel Holding AG, Registered	43,257	3,125,905
Ypsomed Holding AG, Registered	6,136	2,614,354
Zurich Insurance Group AG	191,897	136,106,891
		2,492,768,731
Taiwan — 4.9%
AcBel Polytech Inc.	1,553,000	1,251,334
Accton Technology Corp.	666,000	12,405,129
Acer Inc.	3,433,148	3,751,486
Acter Group Corp. Ltd.	255,000	3,210,002
ADATA Technology Co. Ltd.	560,784	1,466,921
Advanced Energy Solution Holding Co. Ltd.	68,000	1,815,306
Advanced Wireless Semiconductor Co.	416,631	990,649
Advantech Co. Ltd.	598,756	6,272,667
Airoha Technology Corp., NVS	73,000	1,156,005
Airtac International Group	155,185	4,262,345
Alchip Technologies Ltd.	102,000	6,816,223
Allis Electric Co. Ltd.	413,709	1,200,857
Ambassador Hotel (The)	94,000	132,175
Andes Technology Corp.(b)	128,000	1,144,444
AP Memory Technology Corp.	206,000	1,538,463
Ardentec Corp.	671,000	1,565,231
ASE Technology Holding Co. Ltd.	4,263,958	18,169,570
Asia Cement Corp.	2,363,329	3,328,856
Asia Optical Co. Inc.	570,000	2,422,839
Asia Vital Components Co. Ltd.	429,709	6,309,313
ASMedia Technology Inc.	59,000	3,119,567
ASPEED Technology Inc.	39,600	3,725,424
Asustek Computer Inc.	927,000	16,951,949
AUO Corp.	7,429,400	2,858,459
AURAS Technology Co. Ltd.	121,000	1,866,027
BES Engineering Corp.	3,890,000	1,284,774
Bizlink Holding Inc.	273,443	4,628,894
Bora Pharmaceuticals Co. Ltd.	109,336	2,442,409
Brighton-Best International Taiwan Inc.	950,000	990,936
Caliway Biopharmaceuticals Co. Ltd.(b)	146,000	3,051,215
Capital Securities Corp.	4,055,450	3,299,507
Catcher Technology Co. Ltd.	674,000	4,588,064
Cathay Financial Holding Co. Ltd.	12,340,254	22,737,035
Center Laboratories Inc.	926,518	1,035,494
Century Iron & Steel Industrial Co. Ltd.	298,000	1,642,214
Chailease Holding Co. Ltd.	1,726,732	6,212,946
Chang Hwa Commercial Bank Ltd.	6,206,234	3,538,929
Chenbro Micom Co. Ltd.	139,000	1,085,679
Cheng Loong Corp.	1,613,000	881,454
Cheng Shin Rubber Industry Co. Ltd.	2,132,500	3,293,678

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Cheng Uei Precision Industry Co. Ltd.	709,000	$1,086,608
Chicony Electronics Co. Ltd.	758,137	3,652,974
China Airlines Ltd.	4,980,000	3,280,630
China Bills Finance Corp.	1,992,000	928,440
China Motor Corp.	355,000	796,202
China Petrochemical Development Corp.(b)	7,850,587	1,764,722
China Steel Chemical Corp.	457,000	1,306,385
China Steel Corp.	14,882,575	9,624,458
Chipbond Technology Corp.	1,061,000	2,109,612
ChipMOS Technologies Inc.	1,633,000	1,350,946
Chroma ATE Inc.	494,000	4,515,773
Chung-Hsin Electric & Machinery Manufacturing Corp.	674,000	2,689,372
Chunghwa Precision Test Tech Co. Ltd.	41,000	935,601
Chunghwa Telecom Co. Ltd.	4,681,000	18,924,833
Compal Electronics Inc.	4,448,000	3,832,719
Compeq Manufacturing Co. Ltd.	1,407,000	2,469,617
Coretronic Corp.	597,000	1,175,007
CTBC Financial Holding Co. Ltd.	22,111,980	27,247,250
CTCI Corp.	1,060,000	911,458
Delta Electronics Inc.	2,481,000	25,996,404
E Ink Holdings Inc.	1,142,000	7,977,536
E.Sun Financial Holding Co. Ltd.	20,321,780	18,024,944
Eclat Textile Co. Ltd.	219,365	2,859,287
EirGenix Inc.(b)	321,000	638,912
Elan Microelectronics Corp.	581,000	2,389,725
Elite Material Co. Ltd.	394,000	6,856,950
Elite Semiconductor Microelectronics Technology Inc.	670,000	1,089,318
eMemory Technology Inc.	82,000	6,602,763
Ennoconn Corp.	220,273	1,852,605
Ennostar Inc.	1,181,500	1,335,934
Episil Technologies Inc.(b)	529,350	596,003
Eternal Materials Co. Ltd.	1,755,253	1,406,928
Eva Airways Corp.	3,557,332	4,272,816
Evergreen Marine Corp. Taiwan Ltd.	1,402,590	9,087,351
Everlight Electronics Co. Ltd.	1,052,000	2,523,242
Far Eastern Department Stores Ltd.	1,094,702	803,550
Far Eastern International Bank	6,998,919	2,817,914
Far Eastern New Century Corp.	2,426,071	2,496,539
Far EasTone Telecommunications Co. Ltd.	2,329,000	6,245,349
Faraday Technology Corp.	337,968	1,919,386
Feng Hsin Steel Co. Ltd.	725,000	1,363,941
Feng TAY Enterprise Co. Ltd.	467,564	1,655,095
First Financial Holding Co. Ltd.	15,051,478	11,985,604
Fitipower Integrated Technology Inc.	176,250	1,209,892
FLEXium Interconnect Inc.	476,987	757,421
Formosa Chemicals & Fibre Corp.	4,548,660	3,554,573
Formosa Plastics Corp.	4,348,040	4,632,546
Fortune Electric Co. Ltd.	223,700	2,948,445
Fositek Corp.	83,000	1,197,015
Foxconn Technology Co. Ltd.	1,274,287	2,371,820
Fubon Financial Holding Co. Ltd.	10,076,892	26,708,099
Fulgent Sun International Holding Co. Ltd.	250,824	799,226
General Interface Solution Holding Ltd.(b)	347,000	509,137
Genius Electronic Optical Co. Ltd.	141,281	1,659,430
Getac Holdings Corp.	707,000	2,379,042
Giant Manufacturing Co. Ltd.	514,189	2,099,036
Gigabyte Technology Co. Ltd.	696,000	5,024,435
Global Unichip Corp.	111,000	3,565,896
Globalwafers Co. Ltd.	292,000	2,818,108
Gloria Material Technology Corp.	1,496,000	2,065,098
Security	Shares	Value
Taiwan (continued)
Gold Circuit Electronics Ltd.	514,000	$3,092,062
Goldsun Building Materials Co. Ltd.	1,912,056	2,348,755
Gourmet Master Co. Ltd.	129,000	369,385
Grand Process Technology Corp.	44,000	1,283,062
Grape King Bio Ltd.	210,000	894,367
Great Wall Enterprise Co. Ltd.	1,626,195	3,043,121
Gudeng Precision Industrial Co. Ltd.	147,000	1,698,143
HannStar Display Corp.(b)	3,910,000	866,320
Highwealth Construction Corp.	2,496,920	3,191,355
Hiwin Technologies Corp.	488,879	3,374,653
Hon Hai Precision Industry Co. Ltd.	16,016,769	71,359,458
Hota Industrial Manufacturing Co. Ltd.	558,194	1,110,964
Hotai Motor Co. Ltd.	386,600	7,525,000
HTC Corp.(b)	1,383,000	1,674,176
Hua Nan Financial Holdings Co. Ltd.	12,491,389	10,576,679
Huaku Development Co. Ltd.	624,800	2,038,195
IBF Financial Holdings Co. Ltd.	6,636,418	2,513,006
Innolux Corp.	8,943,465	3,830,121
International Games System Co. Ltd.	362,000	9,385,173
Inventec Corp.	3,335,000	4,259,963
ITEQ Corp.	460,101	923,990
Jentech Precision Industrial Co. Ltd.	139,993	4,408,337
Jinan Acetate Chemical Co. Ltd.	94,083	2,476,645
Kaori Heat Treatment Co. Ltd.	400,000	2,646,220
Kenda Rubber Industrial Co. Ltd.	1,094,968	807,708
Kenmec Mechanical Engineering Co. Ltd.	505,128	995,717
KGI Financial Holding Co. Ltd.	22,271,340	11,551,602
King Slide Works Co. Ltd.	73,000	3,992,807
King Yuan Electronics Co. Ltd.	1,510,000	4,106,322
King's Town Bank Co. Ltd.	1,352,000	2,046,901
Kinik Co.	203,000	1,560,508
Kinsus Interconnect Technology Corp.	389,000	918,912
L&K Engineering Co. Ltd.	298,000	2,202,564
LandMark Optoelectronics Corp.	150,000	1,239,736
Largan Precision Co. Ltd.	125,000	8,911,456
Lien Hwa Industrial Holdings Corp.	2,062,120	2,826,015
Lite-On Technology Corp.	2,611,074	7,896,480
Lotes Co. Ltd.	108,841	4,279,597
Lotus Pharmaceutical Co. Ltd.	220,000	1,515,670
M31 Technology Corp.	52,801	850,820
Macronix International Co. Ltd.	2,794,525	1,736,858
Makalot Industrial Co. Ltd.	305,863	2,721,477
MediaTek Inc.	1,920,970	81,627,909
Medigen Vaccine Biologics Corp.(b)	450,595	779,656
Mega Financial Holding Co. Ltd.	14,351,087	16,995,711
Merida Industry Co. Ltd.	426,350	1,768,362
Merry Electronics Co. Ltd.	412,834	1,461,797
Microbio Co. Ltd.(b)	710,643	526,241
Micro-Star International Co. Ltd.	804,000	3,516,353
Mitac Holdings Corp.	1,670,198	2,781,571
MPI Corp.	142,000	2,907,875
Nan Kang Rubber Tire Co. Ltd.	907,000	1,108,647
Nan Ya Plastics Corp.	5,969,300	5,720,429
Nan Ya Printed Circuit Board Corp.	282,000	870,923
Nanya Technology Corp.(b)	2,473,000	2,792,130
Nien Made Enterprise Co. Ltd.	252,000	3,085,950
Novatek Microelectronics Corp.	694,000	11,286,695
Nuvoton Technology Corp.	549,000	1,179,808
OBI Pharma Inc.(b)	463,756	568,433
Oneness Biotech Co. Ltd.(b)	669,272	1,310,205
Orient Semiconductor Electronics Ltd.	557,000	560,492
Pan Jit International Inc.	988,000	1,373,253

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Parade Technologies Ltd.	106,000	$1,791,698
Pegatron Corp.	2,059,000	5,231,451
PharmaEssentia Corp.(b)	339,000	5,573,467
Phihong Technology Co. Ltd.(b)	839,073	676,619
Phison Electronics Corp.	183,000	2,558,824
Pixart Imaging Inc.	302,000	2,027,314
Polaris Group/Tw(b)	510,813	589,144
Pou Chen Corp.	2,540,000	2,615,611
Powerchip Semiconductor Manufacturing Corp.(b)	4,099,000	1,812,115
Powertech Technology Inc.	723,000	2,456,767
President Chain Store Corp.	648,000	5,299,064
Primax Electronics Ltd.	819,000	1,913,507
Prince Housing & Development Corp.	2,790,521	795,581
Qisda Corp.	2,579,000	2,160,410
Quanta Computer Inc.	3,412,000	25,633,287
Quanta Storage Inc.	386,000	978,714
Radiant Opto-Electronics Corp.	522,060	2,425,109
Raydium Semiconductor Corp.	111,000	1,128,772
Realtek Semiconductor Corp.	592,020	9,732,255
RichWave Technology Corp.(b)	206,668	890,469
Ruentex Development Co. Ltd.	2,752,469	2,833,235
Ruentex Industries Ltd.	1,128,044	1,938,592
Sanyang Motor Co. Ltd.	873,000	1,891,722
Sercomm Corp.	521,000	1,707,501
Shanghai Commercial & Savings Bank Ltd. (The)	4,243,007	6,257,027
Shihlin Electric & Engineering Corp.	364,000	1,631,976
Shin Kong Financial Holding Co. Ltd.(b)	19,674,928	7,260,336
Shin Zu Shing Co. Ltd.	283,984	1,656,770
Shinkong Synthetic Fibers Corp.	3,361,000	1,314,123
Silergy Corp.	406,000	5,118,157
Silicon Integrated Systems Corp.	707,200	1,077,901
Simplo Technology Co. Ltd.	303,200	3,318,779
Sinbon Electronics Co. Ltd.	280,000	1,950,833
Sino-American Silicon Products Inc.	691,000	2,395,454
SinoPac Financial Holdings Co. Ltd.	14,326,654	9,573,392
Sitronix Technology Corp.	258,000	1,709,615
Standard Foods Corp.	829,422	875,148
Sunonwealth Electric Machine Industry Co. Ltd.	422,000	1,144,373
Supreme Electronics Co. Ltd.	864,000	1,376,921
Synnex Technology International Corp.	1,338,600	2,969,733
TA Chen Stainless Pipe	2,676,561	3,517,952
Ta Ya Electric Wire & Cable	1,589,700	1,781,333
Taichung Commercial Bank Co. Ltd.	5,885,194	3,649,997
TaiMed Biologics Inc.(b)	493,338	1,261,002
Tainan Spinning Co. Ltd.	3,200,816	1,205,361
Taishin Financial Holding Co. Ltd.	14,448,352	7,550,269
Taiwan Business Bank	9,391,214	4,159,255
Taiwan Cooperative Financial Holding Co. Ltd.	13,235,497	10,108,864
Taiwan Fertilizer Co. Ltd.	1,368,000	2,194,304
Taiwan High Speed Rail Corp.	2,303,000	1,955,160
Taiwan Hon Chuan Enterprise Co. Ltd.	660,055	3,194,456
Taiwan Mobile Co. Ltd.	2,182,000	7,747,205
Taiwan Secom Co. Ltd.	600,105	2,153,512
Taiwan Semiconductor Manufacturing Co. Ltd.	32,040,000	907,839,021
Taiwan Surface Mounting Technology Corp.	417,000	1,336,238
Taiwan Union Technology Corp.	450,000	1,919,571
Tatung Co. Ltd.(b)	2,320,000	2,950,233
TCC Group Holdings Co. Ltd.	9,420,081	8,754,154
Teco Electric and Machinery Co. Ltd.	2,016,000	3,089,528
Test Research Inc.	199,000	667,010
Security	Shares	Value
Taiwan (continued)
Tong Hsing Electronic Industries Ltd.	557,931	$1,849,251
Tong Yang Industry Co. Ltd.	533,000	2,193,140
Topco Scientific Co. Ltd.	345,000	2,650,169
Transcend Information Inc.	610,000	1,917,376
Tripod Technology Corp.	507,000	2,927,284
TSRC Corp.	1,592,100	933,516
TTY Biopharm Co. Ltd.	518,965	1,252,344
Tung Ho Steel Enterprise Corp.	1,023,540	2,067,032
TXC Corp.	753,000	2,091,749
Unimicron Technology Corp.	1,660,000	4,897,108
Uni-President Enterprises Corp.	6,890,292	16,558,495
Unitech Printed Circuit Board Corp.(b)	1,259,459	953,741
United Integrated Services Co. Ltd.	343,000	4,732,527
United Microelectronics Corp.	14,256,000	20,004,741
United Renewable Energy Co. Ltd.(b)	2,851,000	766,847
UPI Semiconductor Corp.	156,000	896,796
Vanguard International Semiconductor Corp.	1,269,964	3,585,123
Via Technologies Inc.	347,000	787,620
VisEra Technologies Co. Ltd.	255,000	1,618,014
Visual Photonics Epitaxy Co. Ltd.	452,000	1,411,230
Voltronic Power Technology Corp.	94,788	4,444,727
Walsin Lihwa Corp.	4,837,256	3,133,604
Walsin Technology Corp.	607,000	1,491,312
Wan Hai Lines Ltd.	1,076,200	2,797,229
Win Semiconductors Corp.(b)	483,953	1,372,206
Winbond Electronics Corp.(b)	6,584,211	3,263,792
Wisdom Marine Lines Co. Ltd.	706,000	1,335,571
Wistron Corp.	3,439,227	11,035,639
Wistron NeWeb Corp.	578,973	2,283,324
Wiwynn Corp.	153,000	9,207,735
WPG Holdings Ltd.	1,783,360	3,778,197
WT Microelectronics Co. Ltd.	878,000	3,216,177
XinTec Inc.	327,000	1,371,290
Yageo Corp.	517,680	7,422,592
Yang Ming Marine Transport Corp.	2,293,000	4,898,943
YFY Inc.	2,046,000	1,670,719
Yuanta Financial Holding Co. Ltd.	12,757,312	12,499,108
Yulon Finance Corp.	389,000	1,314,241
Yulon Motor Co. Ltd.	976,274	1,202,402
Zhen Ding Technology Holding Ltd.	638,050	1,954,609
		2,056,530,842
Thailand — 0.4%
Advanced Info Service PCL, NVDR	1,584,700	13,978,119
Airports of Thailand PCL, NVDR(a)	6,494,300	7,416,389
Amata Corp. PCL, NVDR	3,923,000	1,744,310
B Grimm Power PCL, NVDR(a)	2,548,400	858,914
Bangchak Corp. PCL, NVDR(a)	3,091,100	3,305,178
Bangkok Chain Hospital PCL, NVDR(a)	3,906,000	1,763,175
Bangkok Dusit Medical Services PCL, NVDR	14,179,900	10,168,920
Bangkok Expressway & Metro PCL, NVDR(a)	13,185,300	2,331,262
Banpu PCL, NVDR	15,771,000	2,026,980
Betagro PCL, NVS	538,300	381,936
BTS Group Holdings PCL, NVDR(a)(b)	18,969,711	2,872,035
Bumrungrad Hospital PCL, NVDR(a)	757,900	3,734,078
Central Pattana PCL, NVDR	3,006,500	4,545,350
Central Retail Corp. PCL, NVDR(a)	2,576,674	1,823,895
CH Karnchang PCL, NVDR	2,435,100	1,046,433
Charoen Pokphand Foods PCL, NVDR	4,846,200	3,838,589
CK Power PCL, NVDR	6,916,300	558,215
CP ALL PCL, NVDR	7,910,400	12,180,214
CP Axtra PCL	2,662,985	2,010,369
Delta Electronics Thailand PCL, NVDR(a)	4,267,700	12,509,665

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Electricity Generating PCL, NVDR(a)	689,800	$2,143,629
Gulf Development PCL(b)	8,139,373	11,939,209
Hana Microelectronics PCL, NVDR(a)	1,046,300	604,839
Home Product Center PCL, NVDR(a)	8,658,900	2,193,841
IRPC PCL, NVDR	23,850,900	621,227
Jasmine International PCL, NVDR(a)(b)	15,747,058	715,017
KCE Electronics PCL, NVDR(a)	1,468,300	762,772
Kiatnakin Phatra Bank PCL, NVDR	1,315,000	1,971,791
Krung Thai Bank PCL, NVDR	5,783,000	3,773,738
Land & Houses PCL, NVDR	16,757,900	2,124,353
MBK PCL, NVDR	2,250,700	1,036,204
Minor International PCL, NVDR	4,306,200	3,465,901
Muangthai Capital PCL, NVDR	1,888,900	2,538,409
Osotspa PCL, NVDR(a)	2,133,400	1,007,963
PTT Exploration & Production PCL, NVDR(a)	1,792,461	5,334,506
PTT Global Chemical PCL, NVDR(a)	3,106,700	1,608,098
PTT PCL, NVDR(a)	13,331,000	12,362,906
SCB X PCL, NVDR	891,500	3,176,665
Siam Cement PCL (The), NVDR	974,800	4,657,903
Sri Trang Agro-Industry PCL, NVDR	3,757,100	1,514,507
Srisawad Corp. PCL, NVDR	2,119,181	1,935,198
Thai Oil PCL, NVDR	2,479,500	1,983,489
Thai Union Group PCL, NVDR(a)	4,497,400	1,452,947
Thanachart Capital PCL, NVDR	1,122,600	1,604,378
TPI Polene PCL, NVDR	20,301,500	571,274
True Corp. PCL, NVDR(b)	13,456,285	4,871,642
TTW PCL, NVDR	9,695,400	2,552,730
VGI PCL, NVDR(a)(b)	24,415,800	1,669,494
WHA Corp. PCL, NVDR	21,361,700	1,931,868
		171,220,524
Turkey — 0.2%
Akbank TAS	4,057,585	5,156,053
Alarko Holding A/S(a)	532,570	1,276,477
Anadolu Efes Biracilik Ve Malt Sanayii A/S	377,469	1,569,842
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,443,040	8,606,527
BIM Birlesik Magazalar A/S	622,374	7,311,808
Coca-Cola Icecek A/S	1,578,271	2,141,695
Dogan Sirketler Grubu Holding AS	3,445,447	1,399,668
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	5,965,042	1,796,495
Eregli Demir ve Celik Fabrikalari TAS	4,926,801	2,893,108
Ford Otomotiv Sanayi AS	132,992	3,068,392
Haci Omer Sabanci Holding AS	1,901,342	3,636,734
Hektas Ticaret TAS(a)(b)	7,661,498	617,217
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(b)	2,230,522	1,354,064
KOC Holding AS	1,059,627	3,815,121
Kontrolmatik Enerji Ve Muhendislik AS, NVS(a)	531,472	377,617
Koza Altin Isletmeleri AS(b)	2,317,474	1,508,130
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	498,585	1,124,880
Migros Ticaret AS(a)	238,544	2,974,684
Oyak Cimento Fabrikalari AS(a)(b)	2,874,829	1,759,763
Pegasus Hava Tasimaciligi AS(b)	528,324	3,072,597
Petkim Petrokimya Holding AS(a)(b)	2,630,633	1,108,680
Sasa Polyester Sanayi AS(a)(b)	16,565,288	1,827,202
Sok Marketler Ticaret AS	874,302	857,628
TAV Havalimanlari Holding AS(a)(b)	454,546	2,705,734
Tekfen Holding AS(b)	700,554	2,493,220
Tofas Turk Otomobil Fabrikasi AS(a)	260,522	1,362,448
Turk Hava Yollari AO(b)	729,092	5,409,806
Turkcell Iletisim Hizmetleri AS(a)	1,491,786	3,499,061
Turkiye Is Bankasi AS, Class C	11,217,180	3,020,173
Security	Shares	Value
Turkey (continued)
Turkiye Petrol Rafinerileri AS	1,213,595	$3,944,579
Turkiye Sise ve Cam Fabrikalari AS(a)	2,318,631	2,071,587
Ulker Biskuvi Sanayi AS(b)	498,303	1,385,852
Yapi ve Kredi Bankasi A/S(b)	4,693,994	2,791,682
		87,938,524
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,981,952	12,618,199
Abu Dhabi Islamic Bank PJSC	2,313,676	11,519,256
Abu Dhabi National Oil Co. for Distribution PJSC	4,383,390	4,022,488
ADNOC Drilling Co. PJSC	4,444,106	5,929,236
Agility Global PLC	4,622,352	1,547,894
Air Arabia PJSC	3,932,780	3,741,958
Ajman Bank PJSC	2,142,051	880,602
Aldar Properties PJSC	5,766,762	12,986,482
Americana Restaurants International PLC - Foreign Co.	3,626,559	2,230,695
Aramex PJSC(b)	1,049,497	794,815
Dubai Financial Market PJSC	2,080,760	776,337
Dubai Investments PJSC	3,523,791	2,229,113
Dubai Islamic Bank PJSC	3,930,826	8,098,646
Emaar Development PJSC	1,295,180	4,719,926
Emaar Properties PJSC	8,891,195	31,770,477
Emirates Central Cooling Systems Corp.	4,237,417	1,857,378
Emirates NBD Bank PJSC	2,553,514	14,290,685
Emirates Telecommunications Group Co. PJSC	4,425,447	20,964,261
First Abu Dhabi Bank PJSC	5,836,186	23,879,386
Gulf Navigation Holding PJSC(b)	638,288	938,390
Multiply Group PJSC(b)	5,740,789	3,372,892
Phoenix Group PLC(b)	3,319,724	827,400
Taaleem Holdings PJSC, NVS	585,249	579,983
		170,576,499
United Kingdom — 9.3%
3i Group PLC	1,271,630	72,090,002
4imprint Group PLC	37,039	1,696,524
abrdn PLC	2,039,918	4,028,851
Admiral Group PLC	331,407	14,413,707
AG Barr PLC	201,453	1,864,098
Airtel Africa PLC(c)	1,644,591	3,763,638
AJ Bell PLC	502,002	2,857,015
Anglo American PLC	1,638,726	44,734,569
Antofagasta PLC	527,302	11,571,921
Ashmore Group PLC	622,776	1,200,972
Ashtead Group PLC	566,687	30,336,122
ASOS PLC(a)(b)	92,695	354,545
Associated British Foods PLC	441,044	12,157,443
Assura PLC	4,384,436	2,835,297
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	602,705	543,296
AstraZeneca PLC	2,015,571	288,764,410
Auto Trader Group PLC(c)	1,186,543	13,330,639
Aviva PLC	3,375,878	25,293,432
B&M European Value Retail SA	1,227,191	5,519,144
Babcock International Group PLC	390,304	4,204,661
BAE Systems PLC	3,916,175	90,787,265
Balfour Beatty PLC	865,822	5,295,691
Bank of Georgia Group PLC	53,739	4,310,560
Barclays PLC	18,815,086	74,952,550
Barratt Redrow PLC	1,874,884	11,688,381
Beazley PLC	838,314	9,932,904
Bellway PLC	157,906	5,669,099
Berkeley Group Holdings PLC	140,132	7,811,418

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Big Yellow Group PLC	245,770	$3,308,771
Bodycote PLC	287,119	1,821,384
boohoo Group PLC(a)(b)	1,461,851	421,926
BP PLC	20,031,167	92,491,729
Breedon Group PLC	439,460	2,521,889
British American Tobacco PLC	2,588,820	112,764,716
British Land Co. PLC (The)	1,099,631	5,785,004
BT Group PLC	8,371,144	19,429,054
Bunzl PLC	434,476	13,653,196
Burberry Group PLC	496,733	4,837,571
Burford Capital Ltd.	267,518	3,661,255
Bytes Technology Group PLC	280,553	1,907,801
C&C Group PLC	752,303	1,379,570
Carnival PLC(b)	179,519	3,013,229
Centrica PLC	6,665,315	14,270,651
Coats Group PLC	2,289,537	2,217,246
Coca-Cola HBC AG, Class DI	289,120	15,055,553
Compass Group PLC	2,219,862	74,842,252
Computacenter PLC	105,950	3,426,803
ConvaTec Group PLC(c)	1,879,082	6,532,928
Craneware PLC	50,912	1,221,531
Cranswick PLC	61,075	4,227,052
Crest Nicholson Holdings PLC	537,527	1,294,661
Croda International PLC	180,309	7,117,465
Currys PLC(b)	1,490,530	2,209,024
CVS Group PLC	138,362	1,988,498
DCC PLC	125,684	8,214,437
Deliveroo PLC(b)(c)	1,352,481	3,071,233
Derwent London PLC	128,853	3,336,568
Diageo PLC	2,848,852	79,996,875
Diploma PLC	175,767	9,326,469
Direct Line Insurance Group PLC	1,743,931	6,586,828
Diversified Energy Co. PLC	83,434	1,051,022
Domino's Pizza Group PLC	627,039	2,255,553
Dowlais Group PLC	1,790,613	1,389,202
Dr. Martens PLC	849,108	622,384
Drax Group PLC	534,591	4,409,816
Dunelm Group PLC	191,282	2,809,014
easyJet PLC	476,309	3,157,950
Elementis PLC	1,169,192	1,965,207
Endeavour Mining PLC	197,713	5,309,135
Energean PLC	251,102	2,974,719
Entain PLC	795,810	6,803,309
Experian PLC	1,202,263	59,813,839
FD Technologies PLC(b)	35,873	853,850
Fevertree Drinks PLC	177,789	1,893,088
Firstgroup PLC	1,555,421	3,579,917
Frasers Group PLC(b)	314,613	2,781,817
Future PLC	171,020	1,626,418
Games Workshop Group PLC	45,977	9,468,612
Gamma Communications PLC	140,346	2,495,103
GB Group PLC	353,347	1,158,013
Genuit Group PLC	440,628	2,243,810
Genus PLC	91,842	2,256,943
Glencore PLC	13,331,433	43,710,227
Grafton Group PLC	315,288	3,816,582
Grainger PLC	960,750	2,756,341
Great Portland Estates PLC	544,589	2,249,900
Greatland Gold PLC(a)(b)	12,808,948	2,270,376
Greencore Group PLC	869,396	2,143,493
Greggs PLC	140,856	3,506,608
GSK PLC	5,343,280	105,704,479
Security	Shares	Value
United Kingdom (continued)
Haleon PLC	11,541,225	$58,073,946
Halma PLC	495,000	18,271,256
Hammerson PLC, NVS	739,936	2,496,482
Harbour Energy PLC	707,623	1,446,193
Hays PLC	2,233,759	2,133,913
Hikma Pharmaceuticals PLC	200,419	5,311,015
Hill & Smith PLC	125,155	3,008,757
Hiscox Ltd.	407,234	5,993,534
Hochschild Mining PLC(b)	609,277	2,294,352
Howden Joinery Group PLC	781,618	8,037,767
HSBC Holdings PLC	23,214,392	258,779,635
Hunting PLC	296,666	1,023,610
Ibstock PLC(c)	728,818	1,748,333
IG Group Holdings PLC	476,410	6,790,259
IMI PLC	327,969	7,783,626
Imperial Brands PLC	1,090,946	44,764,847
Inchcape PLC	500,763	4,487,129
Indivior PLC, NVS(b)	186,668	2,118,276
Informa PLC	1,894,546	18,507,687
IntegraFin Holdings PLC	438,952	1,792,666
InterContinental Hotels Group PLC	217,449	23,203,971
Intermediate Capital Group PLC	382,211	9,614,126
International Distributions Services PLC	828,272	4,048,880
International Workplace Group PLC	1,026,890	2,542,565
Intertek Group PLC	204,619	12,566,657
Investec PLC	839,877	5,273,716
IP Group PLC(b)	2,045,606	1,150,448
ITV PLC	4,533,244	4,885,896
J D Wetherspoon PLC	142,223	1,243,688
J Sainsbury PLC	1,951,210	6,934,821
JD Sports Fashion PLC	3,585,143	3,774,459
JET2 PLC	217,457	4,601,712
John Wood Group PLC(b)	907,973	223,134
Johnson Matthey PLC	232,157	3,997,157
JTC PLC(c)	234,497	2,636,952
Jupiter Fund Management PLC	686,404	662,294
Just Group PLC	1,770,666	3,339,787
Kainos Group PLC	170,114	1,655,975
Keller Group PLC	134,617	2,563,405
Kingfisher PLC	2,619,394	10,067,629
Lancashire Holdings Ltd.	357,529	2,691,156
Land Securities Group PLC	850,665	6,740,917
Legal & General Group PLC	7,566,360	23,827,082
Lloyds Banking Group PLC	79,733,803	78,336,679
London Stock Exchange Group PLC	618,071	96,240,746
LondonMetric Property PLC	2,582,126	6,624,987
M&G PLC	3,156,348	8,758,504
Man Group PLC/Jersey	1,738,976	3,795,591
Marks & Spencer Group PLC	2,659,594	13,820,697
Marshalls PLC	381,503	1,428,686
Melrose Industries PLC	1,737,961	10,103,313
Mitchells & Butlers PLC(b)	505,842	1,678,723
Mitie Group PLC	2,397,731	4,623,703
Mobico Group PLC(b)	714,007	296,484
Mondi PLC, NVS	529,789	8,041,738
MONY Group PLC	777,711	2,104,854
Morgan Advanced Materials PLC	522,877	1,371,378
Morgan Sindall Group PLC	58,523	2,766,342
National Grid PLC	6,339,993	91,512,097
NatWest Group PLC, NVS	9,935,820	63,910,057
NCC Group PLC	550,354	1,076,820
Next PLC	163,240	26,930,763

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Ninety One PLC	635,179	$1,260,444
NMC Health PLC, NVS(b)(d)	74,553	1
Ocado Group PLC(a)(b)	711,124	2,686,669
OSB Group PLC	625,896	3,978,350
Oxford Instruments PLC	70,007	1,540,247
Oxford Nanopore Technologies PLC(b)	722,629	1,148,902
Pagegroup PLC	458,041	1,651,997
Paragon Banking Group PLC	429,831	4,855,833
Pearson PLC	891,665	14,294,490
Penno Group PLC	549,779	3,680,406
Persimmon PLC	412,433	7,137,553
Pets at Home Group PLC	673,849	2,134,154
Phoenix Group Holdings PLC	830,050	6,640,679
Playtech PLC(b)	380,841	3,857,358
Plus500 Ltd.	161,092	6,603,531
Premier Foods PLC	1,298,177	3,446,322
Primary Health Properties PLC	1,788,347	2,440,531
Prudential PLC	3,371,400	35,847,335
QinetiQ Group PLC	785,933	4,136,826
Quilter PLC(c)	1,863,354	3,352,446
Rathbones Group PLC	84,269	1,774,144
Reckitt Benckiser Group PLC	893,973	57,702,859
RELX PLC	2,414,957	131,796,620
Renishaw PLC	51,825	1,552,437
Rentokil Initial PLC	3,251,607	14,896,561
RHI Magnesita NV	60,755	2,537,500
Rightmove PLC	1,099,636	10,860,175
Rio Tinto PLC	1,440,826	85,858,017
Rolls-Royce Holdings PLC	11,126,879	112,631,512
Rotork PLC	1,032,043	4,202,240
RS Group PLC	611,280	4,214,778
RWS Holdings PLC	522,570	466,608
Safestore Holdings PLC	297,518	2,504,082
Sage Group PLC (The)	1,283,362	21,276,397
Savills PLC	226,931	2,814,162
Schroders PLC	846,054	3,727,866
Segro PLC	1,666,076	15,155,719
Serco Group PLC	1,511,598	3,469,067
Severn Trent PLC	327,684	12,188,947
Shaftesbury Capital PLC	2,048,801	3,721,612
Shell PLC	7,916,836	255,490,129
Sirius Real Estate Ltd.	2,745,879	3,383,148
Smith & Nephew PLC	1,130,373	15,907,266
Smiths Group PLC	496,089	12,362,336
Softcat PLC	161,397	3,604,736
Spectris PLC	142,073	3,803,338
Spirax Group PLC	98,979	7,801,127
Spire Healthcare Group PLC(c)	746,102	1,929,145
Spirent Communications PLC(b)	892,288	2,195,176
SSE PLC	1,357,326	30,602,369
SSP Group PLC	957,083	1,895,568
St. James's Place PLC	690,126	8,699,275
Standard Chartered PLC	2,849,111	41,036,473
Supermarket Income REIT PLC	1,708,728	1,767,125
Tate & Lyle PLC	508,377	3,788,942
Taylor Wimpey PLC	4,680,955	7,355,220
TBC Bank Group PLC	54,848	3,468,835
Telecom Plus PLC	109,266	2,755,109
Tesco PLC	8,907,048	44,080,994
THG PLC(a)(b)	1,198,155	395,523
TP ICAP Group PLC	981,839	3,371,577
Trainline PLC(b)(c)	638,536	2,501,170
Security	Shares	Value
United Kingdom (continued)
Travis Perkins PLC	210,914	$1,574,382
Tritax Big Box REIT PLC	2,072,652	3,964,748
Trustpilot Group PLC(b)(c)	576,945	1,730,071
TUI AG(b)	610,910	4,700,641
Unilever PLC	3,210,110	204,387,321
UNITE Group PLC (The)	428,366	4,921,508
United Utilities Group PLC	828,907	12,462,086
Vesuvius PLC	367,081	1,674,074
Victrex PLC	113,747	1,262,590
Vistry Group PLC(b)	455,083	3,836,779
Vodafone Group PLC	28,915,709	28,415,473
Watches of Switzerland Group PLC(b)(c)	429,873	2,045,252
Weir Group PLC (The)	331,622	9,996,251
WH Smith PLC	159,738	1,933,007
Whitbread PLC	249,611	8,669,247
Wise PLC, Class A(b)	866,541	11,365,897
Workspace Group PLC	280,091	1,659,696
WPP PLC	1,419,962	11,008,333
Yellow Cake PLC(b)(c)	355,624	2,047,396
YouGov PLC	127,175	489,289
Zigup PLC	571,311	2,385,505
		3,950,319,426
United States — 0.3%
Spotify Technology SA(b)	202,541	124,356,123
Total Common Stocks — 98.9% (Cost: $32,942,672,632)		41,942,902,526
Preferred Stocks
Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	313,910	409,317
Banco Bradesco SA, Preference Shares, NVS	7,015,408	16,972,512
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	208,297	422,088
Bradespar SA, Preference Shares, NVS	511,049	1,457,914
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	367,952	3,127,023
Cia Energetica de Minas Gerais, Preference Shares, NVS	2,081,952	4,017,052
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,053,187	4,171,387
Gerdau SA, Preference Shares, NVS	1,801,282	4,757,798
Itau Unibanco Holding SA, Preference Shares, NVS	6,769,777	42,442,696
Itausa SA, Preference Shares, NVS	7,393,674	13,940,127
Marcopolo SA, Preference Shares, NVS	2,080,955	2,581,416
Metalurgica Gerdau SA, Preference Shares, NVS	1,518,842	2,250,771
Petroleo Brasileiro SA, Preference Shares, NVS	5,684,159	30,037,608
Unipar Carbocloro SA, Preference Shares, NVS	88,845	854,298
		127,442,007
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	700,710	2,997,049
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	201,869	6,950,046
		9,947,095
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	617,480	6,342,016

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	76,461	$6,170,154
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	132,018	6,636,761
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	12,147	827,699
FUCHS SE, Preference Shares, NVS	96,848	4,856,214
Henkel AG & Co. KGaA, Preference Shares, NVS	231,049	17,944,734
Jungheinrich AG, Preference Shares, NVS	75,207	2,733,232
Porsche Automobil Holding SE, Preference Shares, NVS	176,823	7,290,562
Sartorius AG, Preference Shares, NVS	33,710	8,750,932
Volkswagen AG, Preference Shares, NVS	267,199	29,074,017
		84,284,305
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	28,113	2,962,914
Series 2, Preference Shares, NVS	44,050	4,728,739
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,069,951	35,319,773
		43,011,426
Total Preferred Stocks — 0.6% (Cost: $302,378,542)		271,026,849
Rights
Brazil — 0.0%
Minerva SA/Brazil, (Expires 06/05/25)	525,138	176,738
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(b)	343,270	34,999
South Korea — 0.0%
Chabiotech Co. Ltd., (Expires 06/12/25)(a)(b)	42,007	101,360
Samsung SDI Co. Ltd., (Expires 05/29/25, Strike Price KRW 146,200.00)(a)(b)	9,694	234,934
		336,294
Thailand — 0.0%
MBK RTS REC, (Expires 05/23/25)	225,070	5,390
Total Rights — 0.0% (Cost: $270,793)		553,421
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	23,204	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $33,245,321,967)		42,214,482,796
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(h)(i)	364,547,595	364,693,414
Total Short-Term Securities — 0.9% (Cost: $364,649,316)		364,693,414
Total Investments — 100.4% (Cost: $33,609,971,283)		42,579,176,210
Liabilities in Excess of Other Assets — (0.4)%		(169,713,469)
Net Assets — 100.0%		$42,409,462,741

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,200,614, representing less than 0.05% of its net assets as of period end, and an original cost of $1,677,192.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$333,054,795	$31,645,469 (a)	$—	$136,208	$(143,058)	$364,693,414	364,547,595	$4,967,084 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	58,680,000	—	(58,680,000)(a)	—	—	—	—	1,763,967	—
				$136,208	$(143,058)	$364,693,414		$6,731,051	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1,002	06/20/25	$124,984	$5,232,133
MSCI Emerging Markets Index	953	06/20/25	52,892	1,349,397
				$6,581,530
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,112,298,561	$36,829,082,589	$1,521,376	$41,942,902,526

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Total International Stock ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$143,731,118	$127,295,731	$—	$271,026,849
Rights	446,671	106,750	—	553,421
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	364,693,414	—	—	364,693,414
	$5,621,169,764	$36,956,485,070	$1,521,376	$42,579,176,210
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,581,530	$—	$—	$6,581,530

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust